UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-09877

Calvert Responsible Index Series, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2022

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
US Large-Cap Core Responsible Index Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2022
Calvert
US Large-Cap Core Responsible Index Fund

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	1.91%	10.82%	16.02%	14.41%
Class A with 4.75% Maximum Sales Charge	—	—	(2.93)	5.55	14.89	13.86
Class C at NAV	06/30/2000	06/30/2000	1.54	9.99	15.15	13.68
Class C with 1% Maximum Sales Charge	—	—	0.54	8.99	15.15	13.68
Class I at NAV	06/30/2000	06/30/2000	2.04	11.09	16.36	14.84
Class R6 at NAV	10/03/2017	06/30/2000	2.06	11.18	16.39	14.86

Russell 1000® Index	—	—	4.15%	13.27%	15.81%	14.52%
Calvert US Large-Cap Core Responsible Index	—	—	2.14	11.46	16.72	15.20

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.59%	1.34%	0.34%	0.29%
Net	0.49	1.24	0.24	0.19
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Apple, Inc.	7.1%
Microsoft Corp.	5.7
Alphabet, Inc., Class A	4.1
Amazon.com, Inc.	3.7
Tesla, Inc.	2.4
NVIDIA Corp.	1.8
JPMorgan Chase & Co.	1.1
Visa, Inc., Class A	1.0
Procter & Gamble Co. (The)	1.0
Mastercard, Inc., Class A	0.9
Total	28.8%

*	Excludes cash and cash equivalents.

3

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	Russell 1000® Index is an unmanaged index of U.S. large-cap stocks. Calvert US Large-Cap Core Responsible Index (the “Calvert Index”) is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment. Large companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts and business development companies. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,019.10	$2.47 **	0.49%
Class C	$1,000.00	$1,015.40	$6.23 **	1.24%
Class I	$1,000.00	$1,020.40	$1.21 **	0.24%
Class R6	$1,000.00	$1,020.60	$0.96 **	0.19%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.49	$2.47 **	0.49%
Class C	$1,000.00	$1,018.75	$6.24 **	1.24%
Class I	$1,000.00	$1,023.73	$1.21 **	0.24%
Class R6	$1,000.00	$1,023.98	$0.96 **	0.19%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.1%
Axon Enterprise, Inc.(1)	13,683	$ 1,884,560
Curtiss-Wright Corp.	6,547	983,097
HEICO Corp.	9,763	1,499,011
Hexcel Corp.	12,890	766,568
Woodward, Inc.	11,468	1,432,468
		$ 6,565,704
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	18,195	$ 1,959,784
Expeditors International of Washington, Inc.	23,113	2,384,337
FedEx Corp.	34,490	7,980,641
GXO Logistics, Inc.(1)	14,264	1,017,594
United Parcel Service, Inc., Class B	103,505	22,197,682
		$ 35,540,038
Airlines — 0.2%
Alaska Air Group, Inc.(1)	19,298	$ 1,119,477
American Airlines Group, Inc.(1)	88,283	1,611,165
Delta Air Lines, Inc.(1)	91,637	3,626,076
JetBlue Airways Corp.(1)	34,796	520,200
Southwest Airlines Co.(1)	83,434	3,821,277
		$ 10,698,195
Auto Components — 0.2%
Aptiv PLC(1)	38,754	$ 4,639,241
Autoliv, Inc.	10,909	833,884
BorgWarner, Inc.	34,215	1,330,964
Gentex Corp.	28,406	828,603
Lear Corp.	8,990	1,281,884
		$ 8,914,576
Automobiles — 2.8%
Ford Motor Co.	554,414	$ 9,375,141
General Motors Co.(1)	195,987	8,572,471
Harley-Davidson, Inc.	17,804	701,478
Tesla, Inc.(1)	108,495	116,914,212
Thor Industries, Inc.(2)	6,696	526,975
		$ 136,090,277
Banks — 4.9%
Bank of America Corp.	1,021,077	$ 42,088,794
Bank OZK	23,777	1,015,278
BOK Financial Corp.	2,833	266,160
Citigroup, Inc.	320,090	17,092,806
Security	Shares	Value
Banks (continued)
Citizens Financial Group, Inc.	71,377	$ 3,235,519
Comerica, Inc.	21,543	1,948,134
Commerce Bancshares, Inc.	18,955	1,356,988
Cullen/Frost Bankers, Inc.	10,212	1,413,443
East West Bancorp, Inc.	19,690	1,555,904
Fifth Third Bancorp	108,337	4,662,824
First Citizens Bancshares, Inc., Class A	1,638	1,090,253
First Financial Bankshares, Inc.	16,059	708,523
First Horizon Corp.	80,133	1,882,324
First Republic Bank	28,675	4,648,218
Glacier Bancorp, Inc.	19,816	996,348
Huntington Bancshares, Inc.	219,142	3,203,856
JPMorgan Chase & Co.	400,042	54,533,725
KeyCorp	139,902	3,131,007
M&T Bank Corp.	21,524	3,648,318
PacWest Bancorp	21,580	930,745
People's United Financial, Inc.	67,407	1,347,466
Pinnacle Financial Partners, Inc.	14,057	1,294,369
PNC Financial Services Group, Inc. (The)	66,907	12,340,996
Popular, Inc.	14,513	1,186,293
Prosperity Bancshares, Inc.	12,231	848,587
Regions Financial Corp.	142,291	3,167,398
Signature Bank	9,776	2,869,158
SouthState Corp.	12,620	1,029,666
SVB Financial Group(1)	9,535	5,334,356
Synovus Financial Corp.	25,700	1,259,300
Truist Financial Corp.	212,554	12,051,812
U.S. Bancorp	241,387	12,829,719
UMB Financial Corp.	8,611	836,645
United Bankshares, Inc.	13,383	466,799
Valley National Bancorp	46,832	609,753
Webster Financial Corp.	24,164	1,356,084
Wells Fargo & Co.	588,879	28,537,076
Western Alliance Bancorp	14,818	1,227,227
Wintrust Financial Corp.	10,908	1,013,680
Zions Bancorp NA	26,827	1,758,778
		$ 240,774,329
Beverages — 1.6%
Coca-Cola Co. (The)	578,053	$ 35,839,286
Keurig Dr Pepper, Inc.	152,700	5,787,330
PepsiCo, Inc.	208,322	34,868,936
		$ 76,495,552
Biotechnology — 2.9%
AbbVie, Inc.	259,233	$ 42,024,262

6
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Allakos, Inc.(1)	3,214	$ 18,320
Alnylam Pharmaceuticals, Inc.(1)	19,078	3,115,247
Amgen, Inc.	92,681	22,412,119
Arrowhead Pharmaceuticals, Inc.(1)	17,202	791,120
Biogen, Inc.(1)	23,217	4,889,500
Biohaven Pharmaceutical Holding Co., Ltd.(1)	10,622	1,259,451
BioMarin Pharmaceutical, Inc.(1)	30,109	2,321,404
Blueprint Medicines Corp.(1)	11,248	718,522
Bridgebio Pharma, Inc.(1)(2)	17,016	172,712
Denali Therapeutics, Inc.(1)	15,684	504,554
Exact Sciences Corp.(1)	25,895	1,810,578
Exelixis, Inc.(1)	39,788	901,994
Gilead Sciences, Inc.	204,972	12,185,585
Halozyme Therapeutics, Inc.(1)	16,349	651,998
Horizon Therapeutics PLC(1)	39,086	4,112,238
Incyte Corp.(1)	32,995	2,620,463
Ionis Pharmaceuticals, Inc.(1)	19,122	708,279
Mirati Therapeutics, Inc.(1)	6,331	520,535
Moderna, Inc.(1)	57,519	9,908,223
Natera, Inc.(1)	12,256	498,574
Neurocrine Biosciences, Inc.(1)	16,355	1,533,281
Regeneron Pharmaceuticals, Inc.(1)	17,635	12,316,637
Sarepta Therapeutics, Inc.(1)	10,726	837,915
Seagen, Inc.(1)	20,151	2,902,752
Ultragenyx Pharmaceutical, Inc.(1)	7,569	549,661
United Therapeutics Corp.(1)	8,387	1,504,712
Vertex Pharmaceuticals, Inc.(1)	43,089	11,244,936
Vir Biotechnology, Inc.(1)	16,396	421,705
		$ 143,457,277
Building Products — 0.9%
Advanced Drainage Systems, Inc.	13,343	$ 1,585,282
Allegion PLC	18,093	1,986,249
Armstrong World Industries, Inc.	4,063	365,711
AZEK Co., Inc. (The)(1)	23,570	585,479
Carlisle Cos., Inc.	19,588	4,817,081
Carrier Global Corp.	110,787	5,081,800
Fortune Brands Home & Security, Inc.	17,279	1,283,484
Johnson Controls International PLC	153,105	10,039,095
Lennox International, Inc.	6,566	1,693,109
Masco Corp.	31,627	1,612,977
Owens Corning	36,150	3,307,725
Trane Technologies PLC	51,488	7,862,217
Trex Co., Inc.(1)	14,931	975,442
UFP Industries, Inc.	5,762	444,596
Security	Shares	Value
Building Products (continued)
Zurn Water Solutions Corp.	27,179	$ 962,137
		$ 42,602,384
Capital Markets — 3.9%
Affiliated Managers Group, Inc.	5,309	$ 748,304
Ameriprise Financial, Inc.	16,782	5,040,642
Ares Management Corp., Class A	27,491	2,233,094
Bank of New York Mellon Corp. (The)	130,398	6,471,653
BlackRock, Inc.	23,008	17,582,023
Blackstone, Inc.	113,396	14,394,488
Cboe Global Markets, Inc.	16,484	1,886,099
Charles Schwab Corp. (The)	242,487	20,444,079
CME Group, Inc.	58,316	13,871,044
Evercore, Inc., Class A	7,332	816,198
FactSet Research Systems, Inc.	5,632	2,445,133
Franklin Resources, Inc.	47,893	1,337,173
Goldman Sachs Group, Inc. (The)	51,677	17,058,578
Hamilton Lane, Inc., Class A	2,912	225,068
Houlihan Lokey, Inc.	9,871	866,674
Interactive Brokers Group, Inc., Class A	14,226	937,636
Intercontinental Exchange, Inc.	88,496	11,692,091
Invesco, Ltd.	58,955	1,359,502
Jefferies Financial Group, Inc.	42,807	1,406,210
KKR & Co., Inc.	92,314	5,397,600
Lazard, Ltd., Class A	13,096	451,812
LPL Financial Holdings, Inc.	11,232	2,051,862
MarketAxess Holdings, Inc.	6,455	2,195,991
Moody's Corp.	24,367	8,221,669
Morningstar, Inc.	3,966	1,083,392
MSCI, Inc.	11,794	5,930,967
Nasdaq, Inc.	18,924	3,372,257
Northern Trust Corp.	33,331	3,881,395
Raymond James Financial, Inc.	29,392	3,230,475
S&P Global, Inc.	54,546	22,373,678
SEI Investments Co.	14,768	889,181
State Street Corp.	58,358	5,084,149
Stifel Financial Corp.	17,068	1,158,917
T. Rowe Price Group, Inc.	34,908	5,277,740
Tradeweb Markets, Inc., Class A	17,457	1,533,947
Virtu Financial, Inc., Class A	16,534	615,395
		$ 193,566,116
Chemicals — 1.3%
Air Products & Chemicals, Inc.	48,178	$ 12,040,164
Ashland Global Holdings, Inc.	9,807	965,107
Avient Corp.	22,057	1,058,736

7
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Axalta Coating Systems, Ltd.(1)	50,541	$ 1,242,298
Celanese Corp.	21,197	3,028,415
Eastman Chemical Co.	29,302	3,283,582
Ecolab, Inc.	37,593	6,637,420
FMC Corp.	27,725	3,647,778
Huntsman Corp.	46,031	1,726,623
International Flavors & Fragrances, Inc.	52,802	6,934,487
Mosaic Co. (The)	81,547	5,422,875
PPG Industries, Inc.	52,412	6,869,641
Sherwin-Williams Co. (The)	52,343	13,065,860
		$ 65,922,986
Commercial Services & Supplies — 0.8%
Cintas Corp.	12,164	$ 5,174,444
Clean Harbors, Inc.(1)	12,237	1,366,139
Copart, Inc.(1)	26,939	3,380,036
IAA, Inc.(1)	15,744	602,208
MSA Safety, Inc.	8,207	1,089,069
Republic Services, Inc.	51,875	6,873,438
Stericycle, Inc.(1)	21,286	1,254,171
Tetra Tech, Inc.	14,284	2,356,003
Waste Management, Inc.	97,725	15,489,412
		$ 37,584,920
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	33,588	$ 4,668,060
Ciena Corp.(1)	24,171	1,465,488
Cisco Systems, Inc.	587,089	32,736,083
F5, Inc.(1)	8,244	1,722,584
Juniper Networks, Inc.	51,361	1,908,575
Lumentum Holdings, Inc.(1)	9,562	933,251
Motorola Solutions, Inc.	24,517	5,938,017
		$ 49,372,058
Construction & Engineering — 0.2%
AECOM	33,272	$ 2,555,622
EMCOR Group, Inc.	13,741	1,547,649
MasTec, Inc.(1)	10,831	943,380
Quanta Services, Inc.	34,024	4,477,899
Valmont Industries, Inc.	5,012	1,195,863
		$ 10,720,413
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	22,868	$ 8,801,665
Vulcan Materials Co.	48,512	8,911,654
		$ 17,713,319
Security	Shares	Value
Consumer Finance — 0.8%
Ally Financial, Inc.	57,932	$ 2,518,883
American Express Co.	102,478	19,163,386
Capital One Financial Corp.	67,240	8,827,940
Credit Acceptance Corp.(1)	1,437	790,882
Discover Financial Services	46,087	5,078,327
OneMain Holdings, Inc.	16,018	759,413
SLM Corp.	48,615	892,571
Synchrony Financial	88,039	3,064,638
		$ 41,096,040
Containers & Packaging — 0.5%
AptarGroup, Inc.	13,340	$ 1,567,450
Avery Dennison Corp.	18,576	3,231,667
Ball Corp.	66,324	5,969,160
Berry Global Group, Inc.(1)	29,481	1,708,719
Crown Holdings, Inc.	24,441	3,057,325
Graphic Packaging Holding Co.	71,104	1,424,924
Packaging Corp. of America	20,719	3,234,443
Silgan Holdings, Inc.	11,724	542,000
Sonoco Products Co.	17,050	1,066,648
WestRock Co.	51,235	2,409,582
		$ 24,211,918
Distributors — 0.1%
Genuine Parts Co.	18,010	$ 2,269,620
LKQ Corp.	37,177	1,688,207
Pool Corp.	4,776	2,019,532
		$ 5,977,359
Diversified Consumer Services — 0.1%
ADT, Inc.	16,799	$ 127,504
Bright Horizons Family Solutions, Inc.(1)	8,169	1,083,945
Chegg, Inc.(1)	21,051	763,730
Service Corp. International	25,241	1,661,363
Terminix Global Holdings, Inc.(1)	15,248	695,766
		$ 4,332,308
Diversified Financial Services — 0.1%
Equitable Holdings, Inc.	64,780	$ 2,002,350
Voya Financial, Inc.	19,845	1,316,716
		$ 3,319,066
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	1,014,119	$ 23,963,632
Iridium Communications, Inc.(1)	16,712	673,828
Lumen Technologies, Inc.	160,018	1,803,403

8
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	593,697	$ 30,242,925
		$ 56,683,788
Electric Utilities — 1.0%
Alliant Energy Corp.	58,678	$ 3,666,201
Avangrid, Inc.	12,302	574,996
Eversource Energy	82,442	7,270,560
Hawaiian Electric Industries, Inc.	22,356	945,882
NextEra Energy, Inc.	324,655	27,501,525
Xcel Energy, Inc.	135,959	9,812,161
		$ 49,771,325
Electrical Equipment — 1.1%
Acuity Brands, Inc.	6,339	$ 1,199,973
AMETEK, Inc.	50,849	6,772,070
Eaton Corp. PLC	86,785	13,170,492
Emerson Electric Co.	128,877	12,636,390
Generac Holdings, Inc.(1)	12,655	3,761,825
Hubbell, Inc.	10,910	2,004,931
nVent Electric PLC	40,386	1,404,625
Regal Rexnord Corp.	15,346	2,283,178
Rockwell Automation, Inc.	25,572	7,160,927
Sensata Technologies Holding PLC(1)	31,243	1,588,706
Sunrun, Inc.(1)	29,423	893,576
Vertiv Holdings Co.	69,701	975,814
		$ 53,852,507
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	130,552	$ 9,837,093
Arrow Electronics, Inc.(1)	10,712	1,270,765
Coherent, Inc.(1)	3,615	988,196
Corning, Inc.	106,042	3,914,010
II-VI, Inc.(1)(2)	18,839	1,365,639
IPG Photonics Corp.(1)	3,804	417,527
Jabil, Inc.	15,935	983,668
Keysight Technologies, Inc.(1)	43,351	6,848,157
Littelfuse, Inc.	4,405	1,098,651
National Instruments Corp.	24,020	974,972
Novanta, Inc.(1)	7,626	1,085,103
TD SYNNEX Corp.	3,656	377,336
Teledyne Technologies, Inc.(1)	9,466	4,473,916
Trimble, Inc.(1)	51,466	3,712,757
Zebra Technologies Corp., Class A(1)	7,844	3,245,063
		$ 40,592,853
Security	Shares	Value
Energy Equipment & Services — 0.2%
Baker Hughes Co.	330,001	$ 12,015,336
		$ 12,015,336
Entertainment — 1.5%
AMC Entertainment Holdings, Inc., Class A(1)(2)	74,379	$ 1,832,699
Electronic Arts, Inc.	38,601	4,883,413
Liberty Media Corp.-Liberty Formula One, Class A(1)	2,450	154,669
Live Nation Entertainment, Inc.(1)	21,315	2,507,497
Netflix, Inc.(1)	62,907	23,564,333
Roku, Inc.(1)	15,348	1,922,644
Take-Two Interactive Software, Inc.(1)	15,206	2,337,770
Walt Disney Co. (The)(1)	265,271	36,384,570
Warner Music Group Corp., Class A	19,984	756,394
Zynga, Inc., Class A(1)	178,781	1,651,936
		$ 75,995,925
Food & Staples Retailing — 1.7%
Albertsons Cos., Inc., Class A	21,817	$ 725,415
BJ's Wholesale Club Holdings, Inc.(1)	16,609	1,122,934
Casey's General Stores, Inc.	6,806	1,348,745
Costco Wholesale Corp.	58,028	33,415,424
Kroger Co. (The)	140,797	8,077,524
Performance Food Group Co.(1)	25,075	1,276,568
Sysco Corp.	100,947	8,242,323
US Foods Holding Corp.(1)	40,557	1,526,160
Walmart, Inc.	189,284	28,188,173
		$ 83,923,266
Food Products — 1.3%
Beyond Meat, Inc.(1)(2)	11,771	$ 568,657
Bunge, Ltd.	25,029	2,773,464
Campbell Soup Co.	35,599	1,586,648
Conagra Brands, Inc.	87,883	2,950,232
Darling Ingredients, Inc.(1)	28,014	2,251,765
Flowers Foods, Inc.	42,955	1,104,373
Freshpet, Inc.(1)	7,572	777,190
General Mills, Inc.	113,906	7,713,714
Hershey Co. (The)	26,912	5,829,947
Hormel Foods Corp.	59,806	3,082,401
Ingredion, Inc.	13,407	1,168,420
JM Smucker Co. (The)	20,571	2,785,519
Kellogg Co.	46,588	3,004,460
Kraft Heinz Co. (The)	139,104	5,479,307
Lamb Weston Holdings, Inc.	28,796	1,725,168
Lancaster Colony Corp.	4,444	662,823
McCormick & Co., Inc.	49,732	4,963,254

9
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Mondelez International, Inc., Class A	269,912	$ 16,945,075
Post Holdings, Inc.(1)	12,663	877,039
		$ 66,249,456
Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	272,190	$ 32,216,408
ABIOMED, Inc.(1)	6,590	2,182,872
Align Technology, Inc.(1)	11,873	5,176,628
Baxter International, Inc.	84,353	6,540,732
Becton, Dickinson and Co.	47,961	12,757,626
Boston Scientific Corp.(1)	235,989	10,451,953
Cooper Cos., Inc. (The)	8,098	3,381,644
DENTSPLY SIRONA, Inc.	35,033	1,724,324
DexCom, Inc.(1)	15,867	8,117,557
Edwards Lifesciences Corp.(1)	101,200	11,913,264
Envista Holdings Corp.(1)	21,529	1,048,678
Globus Medical, Inc., Class A(1)	18,762	1,384,260
Hologic, Inc.(1)	39,658	3,046,527
IDEXX Laboratories, Inc.(1)	13,502	7,386,404
Insulet Corp.(1)	11,231	2,991,826
Integra LifeSciences Holdings Corp.(1)	9,182	590,035
Intuitive Surgical, Inc.(1)	59,922	18,077,269
Masimo Corp.(1)	8,514	1,239,127
Medtronic PLC	225,220	24,988,159
Neogen Corp.(1)	13,800	425,592
Nevro Corp.(1)	4,188	302,918
Novocure, Ltd.(1)	13,956	1,156,255
Penumbra, Inc.(1)	6,629	1,472,500
Quidel Corp.(1)	4,768	536,209
ResMed, Inc.	24,720	5,994,847
STAAR Surgical Co.(1)	8,482	677,797
STERIS PLC	17,428	4,213,567
Stryker Corp.	59,348	15,866,688
Tandem Diabetes Care, Inc.(1)	8,579	997,652
Teleflex, Inc.	7,790	2,764,126
Zimmer Biomet Holdings, Inc.	37,064	4,740,486
Zimvie, Inc.	3,294	75,235
		$ 194,439,165
Health Care Providers & Services — 1.6%
1Life Healthcare, Inc.(1)	20,000	$ 221,600
Amedisys, Inc.(1)	5,495	946,734
Anthem, Inc.	40,347	19,819,253
Centene Corp.(1)	94,317	7,940,548
Chemed Corp.	2,008	1,017,152
CVS Health Corp.	219,560	22,221,668
Security	Shares	Value
Health Care Providers & Services (continued)
DaVita, Inc.(1)	10,074	$ 1,139,470
Encompass Health Corp.	12,962	921,728
Guardant Health, Inc.(1)	14,210	941,270
HealthEquity, Inc.(1)	11,570	780,281
Henry Schein, Inc.(1)	23,039	2,008,770
Humana, Inc.	20,475	8,910,106
Laboratory Corp. of America Holdings(1)	15,215	4,011,587
LHC Group, Inc.(1)	4,578	771,851
Molina Healthcare, Inc.(1)	9,814	3,273,852
Progyny, Inc.(1)	10,844	557,382
Quest Diagnostics, Inc.	18,791	2,571,736
R1 RCM, Inc.(1)	26,713	714,840
Select Medical Holdings Corp.	21,930	526,101
		$ 79,295,929
Health Care Technology — 0.2%
Cerner Corp.	42,496	$ 3,975,926
Change Healthcare, Inc.(1)	42,986	937,095
GoodRx Holdings, Inc., Class A(1)	13,352	258,094
Omnicell, Inc.(1)	6,616	856,706
Teladoc Health, Inc.(1)	24,329	1,754,851
Veeva Systems, Inc., Class A(1)	18,981	4,032,703
		$ 11,815,375
Hotels, Restaurants & Leisure — 1.8%
Aramark	50,268	$ 1,890,077
Booking Holdings, Inc.(1)	5,826	13,682,070
Chipotle Mexican Grill, Inc.(1)	5,388	8,523,978
Choice Hotels International, Inc.	6,810	965,386
Darden Restaurants, Inc.	24,471	3,253,419
Domino's Pizza, Inc.	7,265	2,956,928
Expedia Group, Inc.(1)	21,383	4,184,012
Hilton Worldwide Holdings, Inc.(1)	41,080	6,233,479
Hyatt Hotels Corp., Class A(1)	9,814	936,746
Marriott International, Inc., Class A(1)	41,879	7,360,234
Marriott Vacations Worldwide Corp.	4,891	771,311
Planet Fitness, Inc., Class A(1)	12,440	1,050,931
Royal Caribbean Cruises, Ltd.(1)	32,398	2,714,304
Starbucks Corp.	216,385	19,684,544
Texas Roadhouse, Inc.	13,421	1,123,740
Travel + Leisure Co.	9,867	571,694
Vail Resorts, Inc.	6,182	1,608,989
Wendy's Co. (The)	40,738	895,014
Wyndham Hotels & Resorts, Inc.	11,818	1,000,866
Yum! Brands, Inc.	56,068	6,645,740
		$ 86,053,462

10
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.5%
D.R. Horton, Inc.	75,327	$ 5,612,615
Helen of Troy, Ltd.(1)	2,654	519,759
Leggett & Platt, Inc.	15,713	546,812
Lennar Corp., Class A	66,311	5,382,464
Mohawk Industries, Inc.(1)	7,595	943,299
Newell Brands, Inc.	43,520	931,763
NVR, Inc.(1)	817	3,649,760
PulteGroup, Inc.	58,196	2,438,412
Tempur Sealy International, Inc.	28,812	804,431
Toll Brothers, Inc.	26,222	1,232,959
TopBuild Corp.(1)	6,941	1,259,028
Whirlpool Corp.	7,454	1,287,902
		$ 24,609,204
Household Products — 1.4%
Church & Dwight Co., Inc.	34,208	$ 3,399,591
Clorox Co. (The)	15,502	2,155,243
Colgate-Palmolive Co.	113,021	8,570,383
Kimberly-Clark Corp.	44,145	5,436,898
Procter & Gamble Co. (The)	314,409	48,041,695
Reynolds Consumer Products, Inc.	5,100	149,634
		$ 67,753,444
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	156,735	$ 4,032,791
Brookfield Renewable Corp., Class A	44,460	1,947,348
Clearway Energy, Inc., Class C	22,211	810,924
		$ 6,791,063
Industrial Conglomerates — 0.5%
3M Co.	114,431	$ 17,036,487
Roper Technologies, Inc.	15,031	7,098,089
		$ 24,134,576
Insurance — 2.1%
Aflac, Inc.	94,827	$ 6,105,911
Alleghany Corp.(1)	1,855	1,571,185
Allstate Corp. (The)	45,342	6,280,320
American Financial Group, Inc.	12,175	1,772,923
American International Group, Inc.	134,542	8,445,201
Arch Capital Group, Ltd.(1)	61,410	2,973,472
Assurant, Inc.	9,696	1,763,024
Brown & Brown, Inc.	38,016	2,747,416
Enstar Group, Ltd.(1)	2,089	545,542
Erie Indemnity Co., Class A	3,679	647,982
Everest Re Group, Ltd.	6,034	1,818,527
Security	Shares	Value
Insurance (continued)
First American Financial Corp.	19,733	$ 1,279,093
Globe Life, Inc.	13,850	1,393,310
Hanover Insurance Group, Inc. (The)	4,418	660,579
Hartford Financial Services Group, Inc. (The)	52,065	3,738,788
Kemper Corp.	8,396	474,710
Lincoln National Corp.	28,625	1,870,930
Marsh & McLennan Cos., Inc.	77,664	13,235,499
MetLife, Inc.	112,658	7,917,604
Primerica, Inc.	5,736	784,800
Principal Financial Group, Inc.	42,173	3,095,920
Progressive Corp. (The)	93,210	10,625,008
Prudential Financial, Inc.	59,351	7,013,508
Reinsurance Group of America, Inc.	11,341	1,241,386
RenaissanceRe Holdings, Ltd.	7,066	1,120,032
RLI Corp.	4,743	524,718
Travelers Cos., Inc. (The)	37,725	6,893,489
Unum Group	34,853	1,098,218
Willis Towers Watson PLC	19,791	4,675,030
		$ 102,314,125
Interactive Media & Services — 4.4%
Alphabet, Inc., Class A(1)	71,629	$ 199,225,319
Angi, Inc.(1)	7,243	41,068
IAC/InterActiveCorp. (1)	12,541	1,257,611
Match Group, Inc.(1)	41,483	4,510,861
Pinterest, Inc., Class A(1)	74,626	1,836,546
Snap, Inc., Class A(1)	156,436	5,630,132
TripAdvisor, Inc.(1)	18,252	494,994
Ziff Davis, Inc.(1)	4,847	469,093
ZoomInfo Technologies, Inc., Class A(1)	42,240	2,523,418
		$ 215,989,042
Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.(1)	55,196	$ 179,936,200
Chewy, Inc., Class A(1)(2)	9,570	390,265
eBay, Inc.	81,840	4,686,158
Etsy, Inc.(1)	16,765	2,083,554
Qurate Retail, Inc., Series A	38,923	185,274
Stitch Fix, Inc., Class A(1)	10,683	107,578
Wayfair, Inc., Class A(1)	8,757	970,100
		$ 188,359,129
IT Services — 5.2%
Accenture PLC, Class A	93,457	$ 31,516,504
Akamai Technologies, Inc.(1)	21,008	2,508,145
Alliance Data Systems Corp.	8,609	483,395

11
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Amdocs, Ltd.	18,996	$ 1,561,661
Automatic Data Processing, Inc.	61,012	13,882,671
Block, Inc., Class A(1)	73,132	9,916,699
Broadridge Financial Solutions, Inc.	16,128	2,511,291
Cognizant Technology Solutions Corp., Class A	77,836	6,979,554
Concentrix Corp.	7,159	1,192,403
DXC Technology Co.(1)	38,996	1,272,440
EPAM Systems, Inc.(1)	7,499	2,224,278
Euronet Worldwide, Inc.(1)	7,279	947,362
Fastly, Inc., Class A(1)	10,547	183,307
Fidelity National Information Services, Inc.	85,250	8,560,805
Fiserv, Inc.(1)	88,137	8,937,092
Gartner, Inc.(1)	11,755	3,496,642
Genpact, Ltd.	28,630	1,245,691
International Business Machines Corp.	128,922	16,762,439
Jack Henry & Associates, Inc.	11,052	2,177,797
Kyndryl Holdings, Inc.(1)	24,892	326,583
Mastercard, Inc., Class A	122,461	43,765,112
MAXIMUS, Inc.	10,521	788,549
Okta, Inc.(1)	19,582	2,956,099
Paychex, Inc.	46,916	6,402,627
PayPal Holdings, Inc.(1)	187,740	21,712,131
Switch, Inc., Class A	35,163	1,083,724
TTEC Holdings, Inc.	4,670	385,368
Twilio, Inc., Class A(1)	23,304	3,840,732
VeriSign, Inc.(1)	14,346	3,191,411
Visa, Inc., Class A	230,543	51,127,521
WEX, Inc.(1)	6,147	1,096,932
		$ 253,036,965
Leisure Products — 0.1%
Brunswick Corp.	13,999	$ 1,132,379
Callaway Golf Co.(1)	17,726	415,143
Hasbro, Inc.	15,358	1,258,128
Mattel, Inc.(1)	49,315	1,095,286
YETI Holdings, Inc.(1)	12,394	743,392
		$ 4,644,328
Life Sciences Tools & Services — 2.5%
10X Genomics, Inc., Class A(1)	11,756	$ 894,279
Adaptive Biotechnologies Corp.(1)	8,561	118,827
Agilent Technologies, Inc.	50,173	6,639,393
Avantor, Inc.(1)	94,728	3,203,701
Azenta, Inc.	12,353	1,023,817
Bio-Rad Laboratories, Inc., Class A(1)	3,262	1,837,256
Bio-Techne Corp.	6,312	2,733,348
Security	Shares	Value
Life Sciences Tools & Services (continued)
Bruker Corp.	18,228	$ 1,172,060
Charles River Laboratories International, Inc.(1)	7,469	2,120,972
Danaher Corp.	104,196	30,563,813
Illumina, Inc.(1)	25,344	8,855,194
IQVIA Holdings, Inc.(1)	31,259	7,227,393
Medpace Holdings, Inc.(1)	5,752	940,970
Mettler-Toledo International, Inc.(1)	3,646	5,006,651
NeoGenomics, Inc.(1)	13,463	163,575
PerkinElmer, Inc.	21,774	3,798,692
Repligen Corp.(1)	8,424	1,584,470
Syneos Health, Inc.(1)	14,896	1,205,831
Thermo Fisher Scientific, Inc.	59,991	35,433,684
Waters Corp.(1)	10,648	3,305,033
West Pharmaceutical Services, Inc.	12,655	5,197,535
		$ 123,026,494
Machinery — 3.0%
AGCO Corp.	14,441	$ 2,108,819
Caterpillar, Inc.	101,906	22,706,695
Chart Industries, Inc.(1)	8,661	1,487,700
CNH Industrial NV	221,453	3,512,245
Colfax Corp.(1)	23,062	917,637
Crane Co.	9,033	978,093
Cummins, Inc.	30,612	6,278,827
Deere & Co.	53,013	22,024,781
Donaldson Co., Inc.	24,605	1,277,738
Dover Corp.	31,820	4,992,558
Flowserve Corp.	20,010	718,359
Fortive Corp.	77,667	4,732,250
Gates Industrial Corp. PLC(1)	14,308	215,479
Graco, Inc.	38,328	2,672,228
IDEX Corp.	16,025	3,072,473
Illinois Tool Works, Inc.	68,081	14,256,161
Ingersoll Rand, Inc.	82,514	4,154,580
ITT, Inc.	14,928	1,122,735
John Bean Technologies Corp.	7,650	906,296
Lincoln Electric Holdings, Inc.	13,365	1,841,831
Middleby Corp. (The)(1)	11,897	1,950,394
Nordson Corp.	11,934	2,709,973
Oshkosh Corp.	14,015	1,410,610
Otis Worldwide Corp.	93,556	7,199,134
PACCAR, Inc.	75,317	6,633,168
Parker-Hannifin Corp.	28,103	7,974,507
Pentair PLC	32,829	1,779,660
RBC Bearings, Inc.(1)	6,795	1,317,415
Snap-on, Inc.	7,111	1,461,168
Stanley Black & Decker, Inc.	34,033	4,757,473

12
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Timken Co. (The)	10,539	$ 639,717
Toro Co. (The)	21,586	1,845,387
Watts Water Technologies, Inc., Class A	4,503	628,574
Westinghouse Air Brake Technologies Corp.	38,447	3,697,448
Xylem, Inc.	35,736	3,046,851
		$ 147,028,964
Media — 1.1%
Altice USA, Inc., Class A(1)	28,920	$ 360,922
Cable One, Inc.	862	1,262,175
Charter Communications, Inc., Class A(1)	17,848	9,736,441
Comcast Corp., Class A	636,228	29,788,195
Discovery, Inc., Class A(1)	23,020	573,659
Interpublic Group of Cos., Inc. (The)	55,503	1,967,581
Liberty Broadband Corp., Class C(1)	21,863	2,958,501
Loyalty Ventures, Inc.(1)	3,443	56,913
New York Times Co. (The), Class A	28,612	1,311,574
Omnicom Group, Inc.	34,717	2,946,779
Paramount Global, Class B	82,719	3,127,605
Sirius XM Holdings, Inc.	149,868	992,126
		$ 55,082,471
Metals & Mining — 0.5%
Nucor Corp.	86,488	$ 12,856,441
Reliance Steel & Aluminum Co.	22,855	4,190,465
Steel Dynamics, Inc.	71,326	5,950,728
		$ 22,997,634
Multiline Retail — 0.5%
Dollar General Corp.	29,513	$ 6,570,479
Kohl's Corp.	21,503	1,300,072
Macy's, Inc.	31,445	766,000
Nordstrom, Inc.	19,715	534,474
Ollie's Bargain Outlet Holdings, Inc.(1)	9,168	393,857
Target Corp.	61,777	13,110,315
		$ 22,675,197
Multi-Utilities — 0.6%
Ameren Corp.	64,676	$ 6,064,022
CMS Energy Corp.	67,622	4,729,482
Consolidated Edison, Inc.	84,338	7,985,122
Sempra Energy	78,673	13,226,505
		$ 32,005,131
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(3)
New Fortress Energy, Inc.(2)	25,673	$ 1,093,927
		$ 1,093,927
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	8,248	$ 512,366
		$ 512,366
Personal Products — 0.2%
BellRing Brands, Inc.(1)	16,053	$ 370,503
Coty, Inc., Class A(1)	22,406	201,430
Estee Lauder Cos., Inc. (The), Class A	30,776	8,380,920
		$ 8,952,853
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	370,320	$ 27,044,470
Catalent, Inc.(1)	26,317	2,918,555
Elanco Animal Health, Inc.(1)	74,870	1,953,358
Eli Lilly & Co.	123,170	35,272,193
Jazz Pharmaceuticals PLC(1)	10,110	1,573,824
Merck & Co., Inc.	394,727	32,387,350
Organon & Co.	37,716	1,317,420
Perrigo Co. PLC	17,537	673,947
Pfizer, Inc.	825,988	42,761,399
Reata Pharmaceuticals, Inc., Class A(1)	3,423	112,138
Royalty Pharma PLC, Class A	63,769	2,484,440
Zoetis, Inc.	78,077	14,724,541
		$ 163,223,635
Professional Services — 0.5%
ASGN, Inc.(1)	9,547	$ 1,114,230
Booz Allen Hamilton Holding Corp.	21,134	1,856,411
CoStar Group, Inc.(1)	55,680	3,708,845
Dun & Bradstreet Holdings, Inc.(1)	29,876	523,428
Exponent, Inc.	5,782	624,745
FTI Consulting, Inc.(1)	3,738	587,688
ManpowerGroup, Inc.	8,973	842,744
Nielsen Holdings PLC	52,842	1,439,416
Robert Half International, Inc.	16,715	1,908,519
Science Applications International Corp.	8,747	806,211
TransUnion	28,510	2,946,223
TriNet Group, Inc.(1)	6,210	610,816
Upwork, Inc.(1)	17,477	406,165
Verisk Analytics, Inc.	24,281	5,211,431
		$ 22,586,872

13
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(1)	79,424	$ 7,268,884
eXp World Holdings, Inc.(2)	18,731	396,535
Howard Hughes Corp. (The)(1)	8,109	840,174
Jones Lang LaSalle, Inc.(1)	12,597	3,016,478
Redfin Corp.(1)	24,268	437,795
Zillow Group, Inc., Class C(1)	20,583	1,014,536
		$ 12,974,402
Road & Rail — 1.0%
Avis Budget Group, Inc.(1)	7,338	$ 1,932,095
J.B. Hunt Transport Services, Inc.	12,731	2,556,258
Knight-Swift Transportation Holdings, Inc.	24,334	1,227,894
Landstar System, Inc.	4,999	753,999
Norfolk Southern Corp.	34,778	9,919,381
Old Dominion Freight Line, Inc.	14,433	4,310,848
Saia, Inc.(1)	3,021	736,580
Union Pacific Corp.	90,431	24,706,654
XPO Logistics, Inc.(1)	14,264	1,038,419
		$ 47,182,128
Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc.(1)	229,227	$ 25,063,680
Allegro MicroSystems, Inc.(1)	3,950	112,180
Amkor Technology, Inc.	22,403	486,593
Analog Devices, Inc.	76,728	12,673,931
Applied Materials, Inc.	127,953	16,864,205
Broadcom, Inc.	56,746	35,731,821
Enphase Energy, Inc.(1)	23,479	4,737,593
Entegris, Inc.	21,264	2,791,113
First Solar, Inc.(1)	12,629	1,057,553
Intel Corp.	579,773	28,733,550
KLA Corp.	21,961	8,039,044
Lam Research Corp.	20,380	10,956,492
Lattice Semiconductor Corp.(1)	22,163	1,350,835
Marvell Technology, Inc.	117,813	8,448,370
Microchip Technology, Inc.	80,662	6,060,943
Micron Technology, Inc.	160,955	12,536,785
MKS Instruments, Inc.	11,984	1,797,600
Monolithic Power Systems, Inc.	6,717	3,262,313
NVIDIA Corp.	317,440	86,616,678
ON Semiconductor Corp.(1)	57,497	3,599,887
Power Integrations, Inc.	6,062	561,826
Qorvo, Inc.(1)	15,681	1,946,012
Silicon Laboratories, Inc.(1)	4,402	661,180
Skyworks Solutions, Inc.	23,858	3,179,794
SolarEdge Technologies, Inc.(1)	8,959	2,888,113
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	32,947	$ 3,895,324
Texas Instruments, Inc.	133,330	24,463,388
Universal Display Corp.	6,342	1,058,797
Wolfspeed, Inc.(1)	18,472	2,103,222
		$ 311,678,822
Software — 10.4%
Adobe, Inc.(1)	66,538	$ 30,316,044
Altair Engineering, Inc., Class A(1)	4,845	312,018
Alteryx, Inc., Class A(1)	10,071	720,379
Anaplan, Inc.(1)	15,364	999,428
ANSYS, Inc.(1)	12,214	3,879,777
Appfolio, Inc., Class A(1)	1,712	193,816
Appian Corp.(1)	3,863	234,948
Aspen Technology, Inc.(1)	9,492	1,569,692
Autodesk, Inc.(1)	31,682	6,791,037
Avalara, Inc.(1)	12,549	1,248,751
Bill.com Holdings, Inc.(1)	14,150	3,209,078
Black Knight, Inc.(1)	24,564	1,424,466
Blackline, Inc.(1)	6,869	502,948
Cadence Design Systems, Inc.(1)	38,904	6,398,152
CDK Global, Inc.	12,284	597,985
Citrix Systems, Inc.	19,870	2,004,883
Consensus Cloud Solutions, Inc.(1)	1,615	97,110
Coupa Software, Inc.(1)	9,728	988,657
CrowdStrike Holdings, Inc., Class A(1)	28,797	6,539,223
DocuSign, Inc.(1)	26,144	2,800,545
Dolby Laboratories, Inc., Class A	6,538	511,402
Dropbox, Inc., Class A(1)	37,922	881,686
Duck Creek Technologies, Inc.(1)	14,546	321,758
Dynatrace, Inc.(1)	28,054	1,321,343
Elastic NV(1)	8,376	745,045
Fair Isaac Corp.(1)	4,141	1,931,611
Five9, Inc.(1)	8,046	888,278
Guidewire Software, Inc.(1)	13,354	1,263,555
HubSpot, Inc.(1)	6,360	3,020,618
Intuit, Inc.	39,323	18,908,071
Manhattan Associates, Inc.(1)	10,087	1,399,168
Microsoft Corp.	909,357	280,363,857
MicroStrategy, Inc., Class A(1)	1,381	671,608
nCino, Inc.(1)	4,101	168,059
NCR Corp.(1)	21,903	880,282
NortonLifeLock, Inc.	83,482	2,213,943
Nutanix, Inc., Class A(1)	27,917	748,734
Oracle Corp.	216,064	17,874,975
Palo Alto Networks, Inc.(1)(2)	13,839	8,614,916
Paycom Software, Inc.(1)	7,048	2,441,286

14
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Paylocity Holding Corp.(1)	5,269	$ 1,084,202
Pegasystems, Inc.	3,895	314,132
PTC, Inc.(1)	15,079	1,624,310
Q2 Holdings, Inc.(1)	4,967	306,216
Rapid7, Inc.(1)	9,112	1,013,619
RingCentral, Inc., Class A(1)	12,095	1,417,655
salesforce.com, inc.(1)	135,592	28,788,893
ServiceNow, Inc.(1)	28,120	15,659,747
Smartsheet, Inc., Class A(1)	15,781	864,483
Splunk, Inc.(1)	23,647	3,514,181
SS&C Technologies Holdings, Inc.	34,906	2,618,648
Synopsys, Inc.(1)	21,910	7,301,946
Teradata Corp.(1)	18,842	928,722
Trade Desk, Inc. (The), Class A(1)	63,418	4,391,696
Tyler Technologies, Inc.(1)	6,073	2,701,817
Varonis Systems, Inc.(1)	17,519	832,853
VMware, Inc., Class A	31,288	3,562,765
Workday, Inc., Class A(1)	26,925	6,447,460
Workiva, Inc.(1)	6,794	801,692
Zendesk, Inc.(1)	16,763	2,016,421
Zoom Video Communications, Inc., Class A(1)	30,426	3,566,840
Zscaler, Inc.(1)	11,669	2,815,496
		$ 508,572,926
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	8,266	$ 1,710,731
American Eagle Outfitters, Inc.	24,689	414,775
AutoNation, Inc.(1)	4,563	454,383
AutoZone, Inc.(1)	2,646	5,409,959
Bath & Body Works, Inc.	29,800	1,424,440
Bed Bath & Beyond, Inc.(1)(2)	21,954	494,624
Best Buy Co., Inc.	27,724	2,520,112
Burlington Stores, Inc.(1)	8,582	1,563,383
CarMax, Inc.(1)(2)	19,883	1,918,312
Carvana Co.(1)	10,273	1,225,466
Dick's Sporting Goods, Inc.	7,829	783,057
Five Below, Inc.(1)	6,997	1,108,115
Floor & Decor Holdings, Inc., Class A(1)	12,454	1,008,774
Foot Locker, Inc.	9,575	283,994
GameStop Corp., Class A(1)	7,870	1,310,985
Gap, Inc. (The)	29,888	420,823
Home Depot, Inc. (The)	137,386	41,123,751
Leslie's, Inc.(1)(2)	17,710	342,866
Lithia Motors, Inc., Class A	3,411	1,023,709
Lowe's Cos., Inc.	87,267	17,644,515
O'Reilly Automotive, Inc.(1)	8,851	6,062,581
Penske Automotive Group, Inc.	4,680	438,610
Security	Shares	Value
Specialty Retail (continued)
RH (1)	2,425	$ 790,768
Ross Stores, Inc.	43,372	3,923,431
TJX Cos., Inc. (The)	158,913	9,626,949
Tractor Supply Co.	14,863	3,468,578
Ulta Beauty, Inc.(1)	7,050	2,807,451
Victoria's Secret & Co.(1)	9,933	510,159
Vroom, Inc.(1)(2)	18,345	48,798
Williams-Sonoma, Inc.	10,113	1,466,385
		$ 111,330,484
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	1,997,692	$ 348,817,000
Dell Technologies, Inc., Class C(1)	38,107	1,912,590
Hewlett Packard Enterprise Co.	202,101	3,377,108
HP, Inc.	153,136	5,558,837
NetApp, Inc.	29,320	2,433,560
Pure Storage, Inc., Class A(1)	33,965	1,199,304
Seagate Technology Holdings PLC	32,288	2,902,691
Western Digital Corp.(1)	46,930	2,330,075
Xerox Holdings Corp.	19,442	392,145
		$ 368,923,310
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings, Ltd.(1)	21,942	$ 1,127,599
Columbia Sportswear Co.	7,185	650,458
Crocs, Inc.(1)	9,381	716,708
Deckers Outdoor Corp.(1)	3,895	1,066,334
Hanesbrands, Inc.	49,516	737,293
Levi Strauss & Co., Class A	7,415	146,520
lululemon Athletica, Inc.(1)	14,545	5,312,270
NIKE, Inc., Class B	163,171	21,956,290
PVH Corp.	9,809	751,468
Ralph Lauren Corp.	4,524	513,203
Skechers USA, Inc., Class A(1)	20,147	821,192
Tapestry, Inc.	30,789	1,143,811
Under Armour, Inc., Class A(1)	22,834	388,635
VF Corp.	41,223	2,343,940
		$ 37,675,721
Thrifts & Mortgage Finance — 0.0%(3)
Essent Group, Ltd.	16,779	$ 691,462
MGIC Investment Corp.	43,154	584,737
New York Community Bancorp, Inc.	60,991	653,823
TFS Financial Corp.	9,601	159,377
		$ 2,089,399

15
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 0.4%
Air Lease Corp.	16,387	$ 731,680
Fastenal Co.	71,936	4,272,998
MSC Industrial Direct Co., Inc., Class A	7,733	658,929
SiteOne Landscape Supply, Inc.(1)	6,263	1,012,664
United Rentals, Inc.(1)	15,958	5,668,441
Univar Solutions, Inc.(1)	41,070	1,319,990
W.W. Grainger, Inc.	6,481	3,342,835
WESCO International, Inc.(1)	7,528	979,694
		$ 17,987,231
Water Utilities — 0.2%
American Water Works Co., Inc.	43,436	$ 7,189,961
Essential Utilities, Inc.	56,911	2,909,859
		$ 10,099,820
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	86,919	$ 11,156,054
		$ 11,156,054
Total Common Stocks (identified cost $3,009,876,821)		$4,892,130,939

Short-Term Investments — 0.2%
Affiliated Fund — 0.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(4)	8,347,857	$ 8,347,023
Total Affiliated Fund (identified cost $8,347,023)		$ 8,347,023
Securities Lending Collateral — 0.0%(3)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(5)	1,870,368	$ 1,870,368
Total Securities Lending Collateral (identified cost $1,870,368)		$ 1,870,368
Total Short-Term Investments (identified cost $10,217,391)		$ 10,217,391
Total Investments — 99.8% (identified cost $3,020,094,212)		$4,902,348,330
Other Assets, Less Liabilities — 0.2%		$ 8,437,113
Net Assets — 100.0%		$4,910,785,443

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $15,227,302.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(5)	Represents investment of cash collateral received in connection with securities lending.

16
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $3,011,747,189) - including $15,227,302 of securities on loan	$ 4,894,001,307
Investments in securities of affiliated issuers, at value (identified cost $8,347,023)	8,347,023
Receivable for capital shares sold	10,847,020
Dividends receivable	3,074,490
Dividends receivable - affiliated	609
Securities lending income receivable	3,602
Receivable from affiliate	474,238
Directors' deferred compensation plan	946,154
Total assets	$4,917,694,443
Liabilities
Due to custodian	$ 104,462
Payable for capital shares redeemed	2,050,328
Deposits for securities loaned	1,870,368
Payable to affiliates:
Investment advisory fee	484,001
Administrative fee	484,001
Distribution and service fees	220,811
Sub-transfer agency fee	38,809
Directors' deferred compensation plan	946,154
Accrued expenses	710,066
Total liabilities	$ 6,909,000
Net Assets	$4,910,785,443
Sources of Net Assets
Paid-in capital	$ 3,036,364,593
Distributable earnings	1,874,420,850
Net Assets	$4,910,785,443
Class A Shares
Net Assets	$ 729,689,484
Shares Outstanding	18,857,694
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 38.69
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 40.62
Class C Shares
Net Assets	$ 86,405,690
Shares Outstanding	2,384,807
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 36.23
Class I Shares
Net Assets	$ 3,040,300,537
Shares Outstanding	76,476,764
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 39.75
17
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2022
Class R6 Shares
Net Assets	$ 1,054,389,732
Shares Outstanding	26,539,292
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 39.73

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $5,945)	$ 30,269,063
Dividend income - affiliated issuers	3,999
Securities lending income, net	39,555
Total investment income	$30,312,617
Expenses
Investment advisory fee	$ 2,967,014
Administrative fee	2,967,014
Distribution and service fees:
Class A	915,210
Class C	438,302
Directors' fees and expenses	96,549
Custodian fees	37,594
Transfer agency fees and expenses	1,301,060
Accounting fees	381,910
Professional fees	29,422
Registration fees	148,178
Reports to shareholders	47,330
Miscellaneous	71,856
Total expenses	$ 9,401,439
Waiver and/or reimbursement of expenses by affiliate	$ (2,386,519)
Net expenses	$ 7,014,920
Net investment income	$23,297,697
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 11,453,089
Investment securities - affiliated issuers	(3,053)
Net realized gain	$11,450,036
Change in unrealized appreciation (depreciation):
Investment securities	$ 54,934,926
Investment securities - affiliated issuers	(799)
Net change in unrealized appreciation (depreciation)	$54,934,127
Net realized and unrealized gain	$66,384,163
Net increase in net assets from operations	$89,681,860
19
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 23,297,697	$ 39,581,132
Net realized gain	11,450,036	21,621,251
Net change in unrealized appreciation (depreciation)	54,934,127	905,792,070
Net increase in net assets from operations	$ 89,681,860	$ 966,994,453
Distributions to shareholders:
Class A	$ (6,521,367)	$ (3,800,485)
Class C	(250,662)	(62,119)
Class I	(32,895,988)	(20,592,190)
Class R6	(11,820,048)	(7,099,150)
Total distributions to shareholders	$ (51,488,065)	$ (31,553,944)
Capital share transactions:
Class A	$ 37,534,629	$ 128,167,820
Class C	1,425,473	4,972,772
Class I	100,028,230	499,781,280
Class R6	39,604,266	177,387,699
Net increase in net assets from capital share transactions	$ 178,592,598	$ 810,309,571
Net increase in net assets	$ 216,786,393	$1,745,750,080
Net Assets
At beginning of period	$ 4,693,999,050	$ 2,948,248,970
At end of period	$4,910,785,443	$4,693,999,050
20
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 38.30	$ 29.75	$ 24.79	$ 24.66	$ 21.41	$ 18.80
Income (Loss) From Operations
Net investment income(1)	$ 0.15	$ 0.28	$ 0.30	$ 0.29	$ 0.27	$ 0.30
Net realized and unrealized gain	0.59	8.53	4.91	0.69	3.46	2.95
Total income from operations	$ 0.74	$ 8.81	$ 5.21	$ 0.98	$ 3.73	$ 3.25
Less Distributions
From net investment income	$ (0.25)	$ (0.26)	$ (0.25)	$ (0.22)	$ (0.25)	$ (0.22)
From net realized gain	(0.10)	—	—	(0.63)	(0.23)	(0.42)
Total distributions	$ (0.35)	$ (0.26)	$ (0.25)	$ (0.85)	$ (0.48)	$ (0.64)
Net asset value — End of period	$ 38.69	$ 38.30	$ 29.75	$ 24.79	$ 24.66	$ 21.41
Total Return(2)	1.91% (3)	29.75%	21.18%	4.33%	17.67%	17.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$729,689	$686,373	$424,771	$321,690	$291,891	$264,814
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.59% (5)	0.59%	0.60%	0.62%	0.65%	0.70%
Net expenses	0.49% (5)	0.49%	0.49%	0.51%	0.54%	0.54%
Net investment income	0.74% (5)	0.77%	1.14%	1.24%	1.19%	1.51%
Portfolio Turnover	3% (3)	10%	10%	17%	28%	31%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
21
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 35.78	$ 27.82	$ 23.21	$ 23.16	$ 20.16	$ 17.71
Income (Loss) From Operations
Net investment income(1)	$ (0.00)(2)	$ 0.01	$ 0.10	$ 0.11	$ 0.09	$ 0.15
Net realized and unrealized gain	0.55	7.98	4.60	0.64	3.26	2.78
Total income from operations	$ 0.55	$ 7.99	$ 4.70	$ 0.75	$ 3.35	$ 2.93
Less Distributions
From net investment income	$ (0.00)(2)	$ (0.03)	$ (0.09)	$ (0.07)	$ (0.12)	$ (0.06)
From net realized gain	(0.10)	—	—	(0.63)	(0.23)	(0.42)
Total distributions	$ (0.10)	$ (0.03)	$ (0.09)	$ (0.70)	$ (0.35)	$ (0.48)
Net asset value — End of period	$ 36.23	$ 35.78	$ 27.82	$ 23.21	$ 23.16	$ 20.16
Total Return(3)	1.54% (4)	28.73%	20.30%	3.55%	16.79%	16.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,406	$84,005	$61,503	$57,167	$61,814	$51,301
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.34% (6)	1.34%	1.35%	1.38%	1.40%	1.50%
Net expenses	1.24% (6)	1.24%	1.24%	1.26%	1.29%	1.29%
Net investment income (loss)	(0.02)% (6)	0.03%	0.40%	0.49%	0.44%	0.77%
Portfolio Turnover	3% (4)	10%	10%	17%	28%	31%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
22
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 39.37	$ 30.56	$ 25.46	$ 25.29	$ 21.94	$ 19.26
Income (Loss) From Operations
Net investment income(1)	$ 0.20	$ 0.38	$ 0.38	$ 0.36	$ 0.36	$ 0.38
Net realized and unrealized gain	0.62	8.75	5.03	0.72	3.54	3.03
Total income from operations	$ 0.82	$ 9.13	$ 5.41	$ 1.08	$ 3.90	$ 3.41
Less Distributions
From net investment income	$ (0.34)	$ (0.32)	$ (0.31)	$ (0.28)	$ (0.32)	$ (0.31)
From net realized gain	(0.10)	—	—	(0.63)	(0.23)	(0.42)
Total distributions	$ (0.44)	$ (0.32)	$ (0.31)	$ (0.91)	$ (0.55)	$ (0.73)
Net asset value — End of period	$ 39.75	$ 39.37	$ 30.56	$ 25.46	$ 25.29	$ 21.94
Total Return(2)	2.04% (3)	30.07%	21.45%	4.68%	18.06%	18.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,040,301	$2,916,731	$1,831,859	$1,143,304	$920,394	$544,751
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.34% (5)	0.34%	0.35%	0.37%	0.41%	0.35%
Net expenses	0.24% (5)	0.24%	0.24%	0.22%	0.19%	0.19%
Net investment income	0.99% (5)	1.02%	1.38%	1.52%	1.53%	1.87%
Portfolio Turnover	3% (3)	10%	10%	17%	28%	31%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
23
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,			Period Ended September 30,
		2021	2020	2019	2018 (1)
Net asset value — Beginning of period	$ 39.35	$ 30.55	$ 25.44	$ 25.28	$ 22.09
Income (Loss) From Operations
Net investment income(2)	$ 0.21	$ 0.39	$ 0.39	$ 0.37	$ 0.37
Net realized and unrealized gain	0.62	8.74	5.04	0.72	3.37
Total income from operations	$ 0.83	$ 9.13	$ 5.43	$ 1.09	$ 3.74
Less Distributions
From net investment income	$ (0.35)	$ (0.33)	$ (0.32)	$ (0.30)	$ (0.32)
From net realized gain	(0.10)	—	—	(0.63)	(0.23)
Total distributions	$ (0.45)	$ (0.33)	$ (0.32)	$ (0.93)	$ (0.55)
Net asset value — End of period	$ 39.73	$ 39.35	$ 30.55	$ 25.44	$ 25.28
Total Return(3)	2.06% (4)	30.12%	21.55%	4.70%	17.21% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,054,390	$1,006,890	$630,116	$409,341	$172,944
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.28% (6)	0.29%	0.30%	0.32%	0.35% (6)
Net expenses	0.19% (6)	0.19%	0.19%	0.19%	0.19% (6)
Net investment income	1.04% (6)	1.07%	1.43%	1.55%	1.58% (6)
Portfolio Turnover	3% (4)	10%	10%	17%	28% (7)

(1)	For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2018.
24
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Core Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
25

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,892,130,939(1)	$ —	$ —	$ 4,892,130,939
Short-Term Investments:
Affiliated Fund	—	8,347,023	—	8,347,023
Securities Lending Collateral	1,870,368	—	—	1,870,368
Total Investments	$4,894,001,307	$8,347,023	$ —	$4,902,348,330

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended March 31, 2022, the investment advisory fee amounted to $2,967,014. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
26

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 1.24%, 0.24% and 0.19% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, CRM waived or reimbursed expenses of $2,386,519.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $2,967,014.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $915,210 and $438,302 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $71,426 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022. The Fund was also informed that EVD received $581 and $4,261 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022 in the amount of $12,709.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $52,118 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $299,108,900 and $158,353,137, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended March 31, 2022 and September 30, 2021 was as follows:
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,051,731,860
Gross unrealized appreciation	$ 1,928,873,721
Gross unrealized depreciation	(78,257,251)
Net unrealized appreciation	$1,850,616,470
27

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

5  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund's assets to the extent of any overdraft. At March 31, 2022, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $104,462. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2022. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022. The Fund’s average overdraft advances during the six months ended March 31, 2022 were not significant.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with SSBT, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2022, the total value of securities on loan was $15,227,302 and the total value of collateral received was $15,704,284, comprised of cash of $1,870,368 and U.S. government and/or agencies securities of $13,833,916.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,870,368	$ —	$ —	$ —	$1,870,368
The carrying amount of the liability for deposits for securities loaned at March 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2022. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
28

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

8  Affiliated Funds
At March 31, 2022, the value of the Fund’s investment in affiliated funds was $8,347,023, which represents 0.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$9,662,127	$250,878,579	$(252,189,831)	$(3,053)	$(799)	$8,347,023	$3,999	8,347,857
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,457,173	$ 96,964,210	5,909,482	$ 209,059,537
Reinvestment of distributions	149,851	6,030,030	107,500	3,517,405
Shares redeemed	(1,722,444)	(67,522,397)	(2,524,019)	(89,539,386)
Converted from Class C	52,437	2,062,786	151,812	5,130,264
Net increase	937,017	$ 37,534,629	3,644,775	$ 128,167,820
Class C
Shares sold	266,352	$ 9,909,379	699,153	$ 23,406,159
Reinvestment of distributions	6,448	243,522	1,916	58,943
Shares redeemed	(179,562)	(6,664,642)	(402,202)	(13,362,066)
Converted to Class A	(56,012)	(2,062,786)	(162,282)	(5,130,264)
Net increase	37,226	$ 1,425,473	136,585	$ 4,972,772
Class I
Shares sold	10,970,716	$ 444,720,190	31,248,152	$1,133,655,906
Reinvestment of distributions	762,717	31,507,827	587,791	19,732,152
Shares redeemed	(9,338,899)	(376,199,787)	(17,687,899)	(653,606,778)
Net increase	2,394,534	$ 100,028,230	14,148,044	$ 499,781,280
Class R6
Shares sold	3,337,914	$ 135,996,835	10,295,941	$ 377,654,588
Reinvestment of distributions	254,065	10,487,823	182,682	6,127,146
Shares redeemed	(2,637,996)	(106,880,392)	(5,521,831)	(206,394,035)
Net increase	953,983	$ 39,604,266	4,956,792	$ 177,387,699
29

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
30

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
31

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

32

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
33

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
34

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24188     3.31.22

Calvert
US Large-Cap Growth Responsible Index Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2022
Calvert
US Large-Cap Growth Responsible Index Fund

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	1.38%	12.94%	20.27%	16.49%
Class A with 4.75% Maximum Sales Charge	—	—	(3.44)	7.57	19.10	15.66
Class I at NAV	06/19/2015	06/19/2015	1.51	13.22	20.61	16.85
Class R6 at NAV	02/01/2022	06/19/2015	1.49	13.20	20.61	16.84

Russell 1000® Growth Index	—	—	1.54%	14.98%	20.87%	17.53%
Calvert US Large-Cap Growth Responsible Index	—	—	1.61	13.75	21.01	17.19

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.66%	0.41%	0.38%
Net	0.49	0.24	0.21
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Apple, Inc.	10.4%
Microsoft Corp.	8.3
Alphabet, Inc., Class A	5.7
Amazon.com, Inc.	4.6
Tesla, Inc.	3.7
NVIDIA Corp.	2.7
Visa, Inc., Class A	1.6
Mastercard, Inc., Class A	1.3
Home Depot, Inc. (The)	1.3
AbbVie, Inc.	1.3
Total	40.9%

*	Excludes cash and cash equivalents.

3

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Calvert US Large-Cap Growth Responsible Index (the “Calvert Index”) is composed of common stocks of large growth companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Large growth companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and growth style factors, excluding real estate investment trusts and business development companies. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund's or oldest share class' inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022) for Class A and Class I and (February 1, 2022 to March 31, 2022) for Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual *
Class A	$1,000.00	$1,013.80	$2.46 **	0.49%
Class I	$1,000.00	$1,015.10	$1.21 **	0.24%
Class R6	$1,000.00	$ 993.80	$0.34 **	0.21%
Hypothetical ***
(5% return per year before expenses)
Class A	$1,000.00	$1,022.49	$2.47 **	0.49%
Class I	$1,000.00	$1,023.73	$1.21 **	0.24%
Class R6	$1,000.00	$1,023.88	$1.06 **	0.21%

*	Class R6 had not commenced operations on October 1, 2021. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 59/365 for Class R6 (to reflect the period from the commencement of operations on February 1, 2022 to March 31, 2022). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021 (February 1, 2022 for Class R6).
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
***	Hypothetical expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021 (February 1, 2022 for Class R6).
5

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	1,223	$ 168,444
Curtiss-Wright Corp.	194	29,131
HEICO Corp.	927	142,331
Hexcel Corp.	1,236	73,505
Woodward, Inc.	722	90,185
		$ 503,596
Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	2,338	$ 241,188
FedEx Corp.	484	111,993
GXO Logistics, Inc.(1)	1,389	99,091
United Parcel Service, Inc., Class B	5,494	1,178,243
		$ 1,630,515
Airlines — 0.3%
Alaska Air Group, Inc.(1)	2,027	$ 117,586
American Airlines Group, Inc.(1)	8,385	153,026
Delta Air Lines, Inc.(1)	8,411	332,824
JetBlue Airways Corp.(1)	4,756	71,102
Southwest Airlines Co.(1)	5,145	235,641
		$ 910,179
Auto Components — 0.2%
Aptiv PLC(1)	3,770	$ 451,307
Autoliv, Inc.	680	51,979
Gentex Corp.	2,843	82,930
Lear Corp.	169	24,098
		$ 610,314
Automobiles — 3.7%
Harley-Davidson, Inc.	1,564	$ 61,622
Tesla, Inc.(1)	10,370	11,174,712
		$ 11,236,334
Banks — 0.2%
First Citizens Bancshares, Inc., Class A	15	$ 9,984
First Financial Bankshares, Inc.	1,241	54,753
First Republic Bank	987	159,993
Signature Bank	111	32,577
SVB Financial Group(1)	570	318,886
Western Alliance Bancorp	618	51,183
		$ 627,376
Security	Shares	Value
Beverages — 1.2%
Coca-Cola Co. (The)	37,549	$ 2,328,038
PepsiCo, Inc.	8,229	1,377,370
		$ 3,705,408
Biotechnology — 4.1%
AbbVie, Inc.	23,867	$ 3,869,079
Alnylam Pharmaceuticals, Inc.(1)	1,923	314,007
Amgen, Inc.	6,335	1,531,930
Arrowhead Pharmaceuticals, Inc.(1)	1,694	77,907
Biogen, Inc.(1)	1,264	266,198
BioMarin Pharmaceutical, Inc.(1)	1,444	111,332
Blueprint Medicines Corp.(1)	1,180	75,378
Denali Therapeutics, Inc.(1)	2,000	64,340
Exact Sciences Corp.(1)	2,877	201,160
Exelixis, Inc.(1)	5,681	128,788
Gilead Sciences, Inc.	19,471	1,157,551
Halozyme Therapeutics, Inc.(1)	2,712	108,155
Horizon Therapeutics PLC(1)	3,556	374,127
Incyte Corp.(1)	2,380	189,020
Ionis Pharmaceuticals, Inc.(1)	2,811	104,119
Moderna, Inc.(1)	5,376	926,070
Neurocrine Biosciences, Inc.(1)	1,649	154,594
Regeneron Pharmaceuticals, Inc.(1)	1,606	1,121,662
Sarepta Therapeutics, Inc.(1)	1,435	112,102
Seagen, Inc.(1)	2,099	302,361
Ultragenyx Pharmaceutical, Inc.(1)	1,296	94,116
United Therapeutics Corp.(1)	354	63,511
Vertex Pharmaceuticals, Inc.(1)	3,930	1,025,612
		$ 12,373,119
Building Products — 0.6%
Advanced Drainage Systems, Inc.	1,188	$ 141,146
Allegion PLC	1,384	151,936
Armstrong World Industries, Inc.	421	37,894
AZEK Co., Inc. (The)(1)	1,735	43,097
Carlisle Cos., Inc.	1,023	251,576
Carrier Global Corp.	1,877	86,098
Fortune Brands Home & Security, Inc.	1,026	76,211
Johnson Controls International PLC	2,843	186,416
Lennox International, Inc.	683	176,118
Masco Corp.	2,646	134,946
Trane Technologies PLC	1,818	277,609
Trex Co., Inc.(1)	1,770	115,634
Zurn Water Solutions Corp.	1,645	58,233
		$ 1,736,914

6
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	280	$ 39,466
Ameriprise Financial, Inc.	1,314	394,673
Ares Management Corp., Class A	648	52,637
BlackRock, Inc.	621	474,549
Blackstone, Inc.	1,759	223,287
Cboe Global Markets, Inc.	680	77,806
Charles Schwab Corp. (The)	7,414	625,074
CME Group, Inc.	749	178,157
Evercore, Inc., Class A	209	23,266
FactSet Research Systems, Inc.	554	240,519
Hamilton Lane, Inc., Class A	483	37,331
Houlihan Lokey, Inc.	422	37,052
Intercontinental Exchange, Inc.	3,489	460,967
KKR & Co., Inc.	1,431	83,671
LPL Financial Holdings, Inc.	912	166,604
MarketAxess Holdings, Inc.	505	171,801
Moody's Corp.	2,345	791,226
Morningstar, Inc.	417	113,912
MSCI, Inc.	1,128	567,249
Nasdaq, Inc.	870	155,034
S&P Global, Inc.	5,068	2,078,792
SEI Investments Co.	1,517	91,339
T. Rowe Price Group, Inc.	2,378	359,530
Tradeweb Markets, Inc., Class A	1,442	126,708
		$ 7,570,650
Chemicals — 1.1%
Air Products & Chemicals, Inc.	1,946	$ 486,325
Axalta Coating Systems, Ltd.(1)	4,264	104,809
Eastman Chemical Co.	672	75,304
Ecolab, Inc.	3,703	653,802
FMC Corp.	2,481	326,425
International Flavors & Fragrances, Inc.	2,006	263,448
PPG Industries, Inc.	2,544	333,442
Sherwin-Williams Co. (The)	4,198	1,047,905
		$ 3,291,460
Commercial Services & Supplies — 0.6%
Cintas Corp.	888	$ 377,746
Clean Harbors, Inc.(1)	405	45,214
Copart, Inc.(1)	2,724	341,780
IAA, Inc.(1)	2,136	81,702
MSA Safety, Inc.	769	102,046
Republic Services, Inc.	1,200	159,000
Stericycle, Inc.(1)	435	25,630
Tetra Tech, Inc.	561	92,532
Security	Shares	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.	4,167	$ 660,470
		$ 1,886,120
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	3,383	$ 470,169
Ciena Corp.(1)	1,005	60,933
Cisco Systems, Inc.	19,712	1,099,141
F5, Inc.(1)	913	190,771
Juniper Networks, Inc.	965	35,860
Lumentum Holdings, Inc.(1)	479	46,751
Motorola Solutions, Inc.	2,335	565,537
		$ 2,469,162
Construction & Engineering — 0.1%
EMCOR Group, Inc.	627	$ 70,619
MasTec, Inc.(1)	276	24,040
Quanta Services, Inc.	853	112,263
Valmont Industries, Inc.	151	36,029
		$ 242,951
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	1,039	$ 399,901
Vulcan Materials Co.	2,275	417,917
		$ 817,818
Consumer Finance — 0.2%
American Express Co.	2,620	$ 489,940
Credit Acceptance Corp.(1)	62	34,123
		$ 524,063
Containers & Packaging — 0.3%
AptarGroup, Inc.	674	$ 79,195
Avery Dennison Corp.	1,164	202,501
Ball Corp.	4,050	364,500
Crown Holdings, Inc.	773	96,695
Packaging Corp. of America	230	35,905
Sonoco Products Co.	544	34,033
WestRock Co.	636	29,911
		$ 842,740
Distributors — 0.1%
Genuine Parts Co.	1,149	$ 144,797
LKQ Corp.	610	27,700
Pool Corp.	517	218,614
		$ 391,111

7
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Consumer Services — 0.1%
ADT, Inc.	5,150	$ 39,089
Bright Horizons Family Solutions, Inc.(1)	1,017	134,946
Chegg, Inc.(1)	1,864	67,626
Terminix Global Holdings, Inc.(1)	1,591	72,597
		$ 314,258
Diversified Financial Services — 0.1%
Equitable Holdings, Inc.	5,480	$ 169,387
		$ 169,387
Diversified Telecommunication Services — 0.0%(2)
Iridium Communications, Inc.(1)	1,574	$ 63,464
		$ 63,464
Electric Utilities — 0.2%
NextEra Energy, Inc.	7,987	$ 676,579
		$ 676,579
Electrical Equipment — 0.8%
Acuity Brands, Inc.	239	$ 45,243
AMETEK, Inc.	3,351	446,286
Eaton Corp. PLC	2,394	363,314
Emerson Electric Co.	3,844	376,904
Generac Holdings, Inc.(1)	1,141	339,174
Hubbell, Inc.	426	78,286
nVent Electric PLC	3,540	123,121
Regal Rexnord Corp.	191	28,417
Rockwell Automation, Inc.	1,214	339,956
Sensata Technologies Holding PLC(1)	2,684	136,481
Sunrun, Inc.(1)	1,537	46,679
Vertiv Holdings Co.	5,961	83,454
		$ 2,407,315
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	9,800	$ 738,430
Corning, Inc.	3,157	116,525
II-VI, Inc.(1)(3)	1,206	87,423
IPG Photonics Corp.(1)	534	58,612
Keysight Technologies, Inc.(1)	3,736	590,176
Littelfuse, Inc.	258	64,348
National Instruments Corp.	2,323	94,290
Novanta, Inc.(1)	706	100,457
Teledyne Technologies, Inc.(1)	710	335,567
Trimble, Inc.(1)	4,776	344,540
Zebra Technologies Corp., Class A(1)	751	310,689
		$ 2,841,057
Security	Shares	Value
Entertainment — 2.1%
AMC Entertainment Holdings, Inc., Class A(1)(3)	2,430	$ 59,875
Electronic Arts, Inc.	3,774	477,449
Liberty Media Corp.-Liberty Formula One, Class A(1)	790	49,873
Live Nation Entertainment, Inc.(1)	1,531	180,107
Netflix, Inc.(1)	5,885	2,204,462
Roku, Inc.(1)	1,576	197,425
Take-Two Interactive Software, Inc.(1)	1,501	230,764
Walt Disney Co. (The)(1)	20,598	2,825,222
Warner Music Group Corp., Class A	1,813	68,622
Zynga, Inc., Class A(1)	17,506	161,755
		$ 6,455,554
Food & Staples Retailing — 0.1%
Costco Wholesale Corp.	341	$ 196,365
Sysco Corp.	941	76,833
		$ 273,198
Food Products — 0.6%
Darling Ingredients, Inc.(1)	2,110	$ 169,602
Freshpet, Inc.(1)	918	94,224
Hershey Co. (The)	1,815	393,183
Hormel Foods Corp.	1,585	81,691
Ingredion, Inc.	1,306	113,818
Kraft Heinz Co. (The)	8,221	323,825
Lamb Weston Holdings, Inc.	2,711	162,416
Lancaster Colony Corp.	380	56,677
McCormick & Co., Inc.	2,007	200,299
Mondelez International, Inc., Class A	1,634	102,582
		$ 1,698,317
Health Care Equipment & Supplies — 5.1%
Abbott Laboratories	24,452	$ 2,894,139
ABIOMED, Inc.(1)	731	242,136
Align Technology, Inc.(1)	1,155	503,580
Baxter International, Inc.	5,788	448,802
Becton, Dickinson and Co.	2,561	681,226
Boston Scientific Corp.(1)	21,955	972,387
Cooper Cos., Inc. (The)	72	30,066
DENTSPLY SIRONA, Inc.	3,479	171,236
DexCom, Inc.(1)	1,505	769,958
Edwards Lifesciences Corp.(1)	9,546	1,123,755
Envista Holdings Corp.(1)	2,844	138,531
Globus Medical, Inc., Class A(1)	1,930	142,395
Hologic, Inc.(1)	1,089	83,657
IDEXX Laboratories, Inc.(1)	1,312	717,743
Insulet Corp.(1)	1,088	289,832

8
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp.(1)	852	$ 54,750
Intuitive Surgical, Inc.(1)	5,463	1,648,078
Masimo Corp.(1)	853	124,146
Medtronic PLC	10,868	1,205,805
Neogen Corp.(1)	1,618	49,899
Nevro Corp.(1)	417	30,162
Novocure, Ltd.(1)	1,545	128,003
Penumbra, Inc.(1)	558	123,949
Quidel Corp.(1)	663	74,561
ResMed, Inc.	2,247	544,920
STAAR Surgical Co.(1)	928	74,156
STERIS PLC	1,205	291,333
Stryker Corp.	5,390	1,441,016
Teleflex, Inc.	724	256,897
Zimmer Biomet Holdings, Inc.	2,467	315,529
Zimvie, Inc.(1)	246	5,619
		$ 15,578,266
Health Care Providers & Services — 0.2%
Amedisys, Inc.(1)	480	$ 82,699
Chemed Corp.	226	114,480
DaVita, Inc.(1)	423	47,846
Encompass Health Corp.	400	28,444
Guardant Health, Inc.(1)	1,726	114,330
HealthEquity, Inc.(1)	1,559	105,139
LHC Group, Inc.(1)	343	57,830
Molina Healthcare, Inc.(1)	30	10,008
Progyny, Inc.(1)	1,303	66,974
R1 RCM, Inc.(1)	2,986	79,905
		$ 707,655
Health Care Technology — 0.3%
Cerner Corp.	2,622	$ 245,314
Change Healthcare, Inc.(1)	1,226	26,727
Omnicell, Inc.(1)	695	89,996
Teladoc Health, Inc.(1)	2,749	198,285
Veeva Systems, Inc., Class A(1)	1,903	404,311
		$ 964,633
Hotels, Restaurants & Leisure — 2.3%
Aramark	1,311	$ 49,294
Booking Holdings, Inc.(1)	561	1,317,480
Chipotle Mexican Grill, Inc.(1)	491	776,777
Choice Hotels International, Inc.	632	89,592
Darden Restaurants, Inc.	1,865	247,952
Domino's Pizza, Inc.	639	260,079
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc.(1)	1,181	$ 231,086
Hilton Worldwide Holdings, Inc.(1)	2,421	367,363
Hyatt Hotels Corp., Class A(1)	914	87,241
Marriott International, Inc., Class A(1)	2,268	398,601
Marriott Vacations Worldwide Corp.	385	60,715
Planet Fitness, Inc., Class A(1)	1,231	103,995
Royal Caribbean Cruises, Ltd.(1)	2,220	185,992
Starbucks Corp.	18,465	1,679,761
Texas Roadhouse, Inc.	1,366	114,375
Travel + Leisure Co.	727	42,122
Vail Resorts, Inc.	436	113,478
Wendy's Co. (The)	2,374	52,157
Wyndham Hotels & Resorts, Inc.	1,331	112,722
Yum! Brands, Inc.	4,913	582,338
		$ 6,873,120
Household Durables — 0.2%
D.R. Horton, Inc.	1,212	$ 90,306
Helen of Troy, Ltd.(1)	373	73,048
NVR, Inc.(1)	67	299,307
Tempur Sealy International, Inc.	2,854	79,684
TopBuild Corp.(1)	721	130,782
		$ 673,127
Household Products — 0.8%
Church & Dwight Co., Inc.	2,197	$ 218,338
Clorox Co. (The)	1,064	147,928
Colgate-Palmolive Co.	8,018	608,005
Kimberly-Clark Corp.	891	109,736
Procter & Gamble Co. (The)	9,858	1,506,302
		$ 2,590,309
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	4,580	$ 117,844
Brookfield Renewable Corp., Class A	1,793	78,533
		$ 196,377
Industrial Conglomerates — 0.3%
3M Co.	2,139	$ 318,454
Roper Technologies, Inc.	1,278	603,510
		$ 921,964
Insurance — 0.5%
American International Group, Inc.	634	$ 39,796
Brown & Brown, Inc.	1,864	134,711
Erie Indemnity Co., Class A	335	59,004

9
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.	4,541	$ 773,877
MetLife, Inc.	3,014	211,824
Primerica, Inc.	236	32,290
RLI Corp.	345	38,167
Willis Towers Watson PLC	443	104,646
		$ 1,394,315
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A(1)	6,229	$ 17,325,029
Angi, Inc.(1)	1,810	10,263
Match Group, Inc.(1)	4,054	440,832
Snap, Inc., Class A(1)	13,712	493,495
TripAdvisor, Inc.(1)	1,355	36,748
Ziff Davis, Inc.(1)	810	78,392
ZoomInfo Technologies, Inc., Class A(1)	4,271	255,149
		$ 18,639,908
Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc.(1)	4,335	$ 14,131,884
Chewy, Inc., Class A(1)(3)	1,490	60,762
eBay, Inc.	6,431	368,239
Etsy, Inc.(1)	1,629	202,452
Stitch Fix, Inc., Class A(1)	2,499	25,165
Wayfair, Inc., Class A(1)	1,050	116,319
		$ 14,904,821
IT Services — 6.3%
Accenture PLC, Class A	7,920	$ 2,670,862
Akamai Technologies, Inc.(1)	2,198	262,419
Automatic Data Processing, Inc.	3,032	689,901
Block, Inc., Class A(1)	7,040	954,624
Broadridge Financial Solutions, Inc.	1,316	204,914
Cognizant Technology Solutions Corp., Class A	2,782	249,462
Concentrix Corp.	689	114,760
EPAM Systems, Inc.(1)	771	228,686
Euronet Worldwide, Inc.(1)	851	110,758
Fidelity National Information Services, Inc.	965	96,905
Fiserv, Inc.(1)	8,410	852,774
Gartner, Inc.(1)	1,136	337,915
Genpact, Ltd.	1,816	79,014
Jack Henry & Associates, Inc.	1,012	199,415
Mastercard, Inc., Class A	11,444	4,089,857
MAXIMUS, Inc.	651	48,792
Okta, Inc.(1)	1,953	294,825
Paychex, Inc.	2,785	380,069
PayPal Holdings, Inc.(1)	15,183	1,755,914
Security	Shares	Value
IT Services (continued)
Switch, Inc., Class A	902	$ 27,800
TTEC Holdings, Inc.	252	20,795
Twilio, Inc., Class A(1)	2,457	404,938
VeriSign, Inc.(1)	1,441	320,565
Visa, Inc., Class A	21,563	4,782,026
WEX, Inc.(1)	721	128,662
		$ 19,306,652
Leisure Products — 0.1%
Brunswick Corp.	641	$ 51,850
Callaway Golf Co.(1)	1,142	26,746
Hasbro, Inc.	312	25,559
Mattel, Inc.(1)	1,914	42,510
YETI Holdings, Inc.(1)	1,404	84,212
		$ 230,877
Life Sciences Tools & Services — 3.6%
10X Genomics, Inc., Class A(1)	1,383	$ 105,205
Agilent Technologies, Inc.	4,651	615,467
Avantor, Inc.(1)	9,489	320,918
Azenta, Inc.	1,043	86,444
Bio-Rad Laboratories, Inc., Class A(1)	61	34,357
Bio-Techne Corp.	600	259,824
Bruker Corp.	1,850	118,955
Charles River Laboratories International, Inc.(1)	769	218,373
Danaher Corp.	8,560	2,510,905
Illumina, Inc.(1)	2,438	851,837
IQVIA Holdings, Inc.(1)	2,984	689,930
Medpace Holdings, Inc.(1)	574	93,901
Mettler-Toledo International, Inc.(1)	340	466,884
NeoGenomics, Inc.(1)	2,359	28,662
PerkinElmer, Inc.	2,056	358,690
Repligen Corp.(1)	847	159,312
Syneos Health, Inc.(1)	1,274	103,130
Thermo Fisher Scientific, Inc.	5,437	3,211,364
Waters Corp.(1)	936	290,525
West Pharmaceutical Services, Inc.	1,190	488,745
		$ 11,013,428
Machinery — 2.2%
AGCO Corp.	44	$ 6,425
Caterpillar, Inc.	4,963	1,105,856
Chart Industries, Inc.(1)(3)	587	100,829
CNH Industrial NV	4,415	70,022
Colfax Corp.(1)	2,555	101,663
Crane Co.	290	31,401

10
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Cummins, Inc.	528	$ 108,298
Deere & Co.	2,621	1,088,921
Donaldson Co., Inc.	1,543	80,128
Dover Corp.	1,029	161,450
Flowserve Corp.	1,096	39,346
Gates Industrial Corp. PLC(1)	3,398	51,174
Graco, Inc.	3,201	223,174
IDEX Corp.	1,149	220,298
Illinois Tool Works, Inc.	4,055	849,117
Ingersoll Rand, Inc.	4,170	209,959
ITT, Inc.	1,633	122,818
John Bean Technologies Corp.	589	69,779
Lincoln Electric Holdings, Inc.	801	110,386
Middleby Corp. (The)(1)	906	148,530
Nordson Corp.	847	192,337
Oshkosh Corp.	324	32,611
Otis Worldwide Corp.	6,708	516,181
Parker-Hannifin Corp.	919	260,775
Pentair PLC	1,123	60,878
RBC Bearings, Inc.(1)	491	95,195
Snap-on, Inc.	130	26,712
Stanley Black & Decker, Inc.	388	54,238
Timken Co. (The)	457	27,740
Toro Co. (The)	1,894	161,918
Watts Water Technologies, Inc., Class A	407	56,813
Westinghouse Air Brake Technologies Corp.	359	34,525
Xylem, Inc.	2,618	223,211
		$ 6,642,708
Media — 0.5%
Altice USA, Inc., Class A(1)	3,611	$ 45,065
Cable One, Inc.	57	83,462
Charter Communications, Inc., Class A(1)	1,236	674,263
Comcast Corp., Class A	1,724	80,718
Discovery, Inc., Class A(1)	928	23,126
Interpublic Group of Cos., Inc. (The)	981	34,776
Liberty Broadband Corp., Class C(1)	2,301	311,371
New York Times Co. (The), Class A	2,777	127,297
Sirius XM Holdings, Inc.	13,353	88,397
		$ 1,468,475
Metals & Mining — 0.0%(2)
Steel Dynamics, Inc.	84	$ 7,008
		$ 7,008
Security	Shares	Value
Multiline Retail — 0.2%
Dollar General Corp.	1,425	$ 317,248
Nordstrom, Inc.	202	5,476
Ollie's Bargain Outlet Holdings, Inc.(1)	1,083	46,525
Target Corp.	1,485	315,147
		$ 684,396
Oil, Gas & Consumable Fuels — 0.0%(2)
New Fortress Energy, Inc.(3)	1,873	$ 79,809
		$ 79,809
Paper & Forest Products — 0.0%(2)
Louisiana-Pacific Corp.	592	$ 36,775
		$ 36,775
Personal Products — 0.3%
Coty, Inc., Class A(1)	3,419	$ 30,737
Estee Lauder Cos., Inc. (The), Class A	2,951	803,616
		$ 834,353
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	31,656	$ 2,311,838
Catalent, Inc.(1)	2,539	281,575
Elanco Animal Health, Inc.(1)	4,555	118,840
Eli Lilly & Co.	11,149	3,192,739
Jazz Pharmaceuticals PLC(1)	699	108,813
Merck & Co., Inc.	31,626	2,594,913
Organon & Co.	4,054	141,606
Royalty Pharma PLC, Class A	2,111	82,245
Zoetis, Inc.	7,138	1,346,156
		$ 10,178,725
Professional Services — 0.6%
ASGN, Inc.(1)	396	$ 46,217
Booz Allen Hamilton Holding Corp.	876	76,948
CoStar Group, Inc.(1)	5,627	374,814
Dun & Bradstreet Holdings, Inc.(1)	3,256	57,045
Exponent, Inc.	884	95,516
FTI Consulting, Inc.(1)(3)	326	51,254
ManpowerGroup, Inc.	253	23,762
Nielsen Holdings PLC	5,804	158,101
Robert Half International, Inc.	1,162	132,677
TransUnion	2,789	288,215
TriNet Group, Inc.(1)	407	40,033
Upwork, Inc.(1)	1,773	41,205
Verisk Analytics, Inc.	2,354	505,239
		$ 1,891,026

11
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	4,506	$ 412,389
eXp World Holdings, Inc.	2,297	48,628
Redfin Corp.(1)	2,062	37,198
Zillow Group, Inc., Class C(1)	2,458	121,155
		$ 619,370
Road & Rail — 0.8%
Avis Budget Group, Inc.(1)	539	$ 141,919
J.B. Hunt Transport Services, Inc.	799	160,431
Landstar System, Inc.	515	77,677
Norfolk Southern Corp.	1,187	338,556
Old Dominion Freight Line, Inc.	1,404	419,347
Saia, Inc.(1)	426	103,867
Union Pacific Corp.	4,241	1,158,684
XPO Logistics, Inc.(1)	1,424	103,667
		$ 2,504,148
Semiconductors & Semiconductor Equipment — 8.3%
Advanced Micro Devices, Inc.(1)	21,999	$ 2,405,371
Allegro MicroSystems, Inc.(1)	1,331	37,800
Analog Devices, Inc.	4,265	704,493
Applied Materials, Inc.	12,043	1,587,268
Broadcom, Inc.	4,584	2,886,453
Enphase Energy, Inc.(1)	1,761	355,335
Entegris, Inc.	1,928	253,069
Intel Corp.	4,029	199,677
KLA Corp.	2,105	770,556
Lam Research Corp.	1,920	1,032,211
Lattice Semiconductor Corp.(1)	1,876	114,342
Marvell Technology, Inc.	8,197	587,807
Microchip Technology, Inc.	7,371	553,857
Micron Technology, Inc.	15,217	1,185,252
MKS Instruments, Inc.	890	133,500
Monolithic Power Systems, Inc.	643	312,292
NVIDIA Corp.	30,078	8,207,083
ON Semiconductor Corp.(1)	5,788	362,387
Power Integrations, Inc.	771	71,456
Qorvo, Inc.(1)	1,444	179,200
Silicon Laboratories, Inc.(1)	649	97,480
Skyworks Solutions, Inc.	2,219	295,748
SolarEdge Technologies, Inc.(1)	650	209,541
Teradyne, Inc.	2,939	347,478
Texas Instruments, Inc.	12,512	2,295,702
Universal Display Corp.	740	123,543
Wolfspeed, Inc.(1)(3)	413	47,024
		$ 25,355,925
Security	Shares	Value
Software — 15.2%
Adobe, Inc.(1)	6,357	$ 2,896,376
Altair Engineering, Inc., Class A(1)	850	54,740
Alteryx, Inc., Class A(1)	924	66,094
Anaplan, Inc.(1)	1,842	119,822
ANSYS, Inc.(1)	1,180	374,827
Appfolio, Inc., Class A(1)	282	31,925
Appian Corp.(1)	772	46,953
Aspen Technology, Inc.(1)	960	158,755
Autodesk, Inc.(1)	3,088	661,913
Avalara, Inc.(1)	1,358	135,135
Bill.com Holdings, Inc.(1)	1,391	315,465
Black Knight, Inc.(1)	1,559	90,406
Blackline, Inc.(1)	887	64,946
Cadence Design Systems, Inc.(1)	3,842	631,855
Citrix Systems, Inc.	1,806	182,225
Consensus Cloud Solutions, Inc.(1)	634	38,122
Coupa Software, Inc.(1)	1,154	117,281
CrowdStrike Holdings, Inc., Class A(1)	96	21,800
DocuSign, Inc.(1)	2,703	289,545
Dolby Laboratories, Inc., Class A	667	52,173
Duck Creek Technologies, Inc.(1)	1,860	41,143
Dynatrace, Inc.(1)	3,219	151,615
Fair Isaac Corp.(1)	414	193,114
Five9, Inc.(1)	1,049	115,810
Guidewire Software, Inc.(1)	1,184	112,030
HubSpot, Inc.(1)	654	310,611
Intuit, Inc.	3,761	1,808,439
Manhattan Associates, Inc.(1)	924	128,168
Microsoft Corp.	81,971	25,272,479
MicroStrategy, Inc., Class A(1)	155	75,380
NCR Corp.(1)	1,631	65,550
NortonLifeLock, Inc.	4,499	119,314
Nutanix, Inc., Class A(1)	1,023	27,437
Oracle Corp.	19,099	1,580,060
Palo Alto Networks, Inc.(1)(3)	1,313	817,356
Paycom Software, Inc.(1)	733	253,897
Paylocity Holding Corp.(1)	607	124,902
Pegasystems, Inc.	807	65,085
PTC, Inc.(1)	1,596	171,921
Q2 Holdings, Inc.(1)	948	58,444
Rapid7, Inc.(1)	970	107,903
RingCentral, Inc., Class A(1)	1,116	130,806
salesforce.com, inc.(1)	12,934	2,746,147
ServiceNow, Inc.(1)	2,696	1,501,375
Smartsheet, Inc., Class A(1)	2,003	109,724
Splunk, Inc.(1)	2,135	317,282

12
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
SS&C Technologies Holdings, Inc.	3,063	$ 229,786
Synopsys, Inc.(1)	2,061	686,869
Teradata Corp.(1)	1,382	68,119
Trade Desk, Inc. (The), Class A(1)	6,022	417,024
Tyler Technologies, Inc.(1)	581	258,481
VMware, Inc., Class A	2,976	338,877
Workday, Inc., Class A(1)	2,680	641,753
Workiva, Inc.(1)	700	82,600
Zendesk, Inc.(1)	1,810	217,725
Zoom Video Communications, Inc., Class A(1)	3,159	370,330
Zscaler, Inc.(1)	1,195	288,330
		$ 46,356,244
Specialty Retail — 3.0%
Advance Auto Parts, Inc.	112	$ 23,180
American Eagle Outfitters, Inc.	2,370	39,816
AutoZone, Inc.(1)	249	509,100
Bath & Body Works, Inc.	791	37,810
Burlington Stores, Inc.(1)	857	156,120
CarMax, Inc.(1)(3)	327	31,549
Carvana Co.(1)	1,080	128,833
Five Below, Inc.(1)	754	119,411
Floor & Decor Holdings, Inc., Class A(1)	1,466	118,746
GameStop Corp., Class A(1)	379	63,134
Home Depot, Inc. (The)	12,936	3,872,133
Leslie's, Inc.(1)(3)	2,467	47,761
Lowe's Cos., Inc.	6,484	1,311,000
O'Reilly Automotive, Inc.(1)	838	573,996
RH (1)	219	71,414
Ross Stores, Inc.	4,439	401,552
TJX Cos., Inc. (The)	13,744	832,612
Tractor Supply Co.	1,436	335,119
Ulta Beauty, Inc.(1)	620	246,896
Victoria's Secret & Co.(1)	569	29,224
Williams-Sonoma, Inc.	701	101,645
		$ 9,051,051
Technology Hardware, Storage & Peripherals — 10.7%
Apple, Inc.	181,733	$ 31,732,399
Dell Technologies, Inc., Class C(1)	930	46,677
NetApp, Inc.	2,605	216,215
Pure Storage, Inc., Class A(1)	3,859	136,261
Seagate Technology Holdings PLC	1,612	144,919
Western Digital Corp.(1)	4,308	213,892
		$ 32,490,363
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings, Ltd.(1)	1,256	$ 64,546
Columbia Sportswear Co.	593	53,684
Crocs, Inc.(1)	941	71,892
Deckers Outdoor Corp.(1)	349	95,546
Hanesbrands, Inc.	5,035	74,971
Levi Strauss & Co., Class A	1,562	30,865
lululemon Athletica, Inc.(1)	1,415	516,801
NIKE, Inc., Class B	15,572	2,095,368
PVH Corp.	1,072	82,126
Ralph Lauren Corp.	241	27,339
Skechers USA, Inc., Class A(1)	1,642	66,928
Tapestry, Inc.	1,825	67,799
Under Armour, Inc., Class A(1)	1,854	31,555
VF Corp.	3,541	201,341
		$ 3,480,761
Trading Companies & Distributors — 0.4%
Fastenal Co.	6,743	$ 400,534
MSC Industrial Direct Co., Inc., Class A	392	33,402
SiteOne Landscape Supply, Inc.(1)	671	108,494
United Rentals, Inc.(1)	1,127	400,322
Univar Solutions, Inc.(1)	1,340	43,068
W.W. Grainger, Inc.	485	250,158
WESCO International, Inc.(1)	325	42,295
		$ 1,278,273
Water Utilities — 0.1%
American Water Works Co., Inc.	1,353	$ 223,962
Essential Utilities, Inc.	892	45,608
		$ 269,570
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(1)	2,917	$ 374,397
		$ 374,397
Total Common Stocks (identified cost $203,286,176)		$303,867,788

13
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.1%
Affiliated Fund — 0.0%(2)
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(4)	2,542	$ 2,542
Total Affiliated Fund (identified cost $2,542)		$ 2,542
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(5)	231,259	$ 231,259
Total Securities Lending Collateral (identified cost $231,259)		$ 231,259
Total Short-Term Investments (identified cost $233,801)		$ 233,801
Total Investments — 99.8% (identified cost $203,519,977)		$304,101,589
Other Assets, Less Liabilities — 0.2%		$ 634,205
Net Assets — 100.0%		$304,735,794

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $1,346,949.
(4)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(5)	Represents investment of cash collateral received in connection with securities lending.
14
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $203,517,435) - including $1,346,949 of securities on loan	$ 304,099,047
Investments in securities of affiliated issuers, at value (identified cost $2,542)	2,542
Receivable for capital shares sold	1,122,577
Dividends receivable	121,645
Dividends receivable - affiliated	40
Securities lending income receivable	259
Receivable from affiliate	53,122
Directors' deferred compensation plan	51,562
Total assets	$305,450,794
Liabilities
Due to custodian	$ 3,550
Payable for capital shares redeemed	99,913
Deposits for securities loaned	231,259
Payable to affiliates:
Investment advisory fee	29,613
Administrative fee	29,613
Distribution and service fees	11,762
Sub-transfer agency fee	3,613
Directors' deferred compensation plan	51,562
Accrued expenses	74,115
Demand note payable	180,000
Total liabilities	$ 715,000
Net Assets	$304,735,794
Sources of Net Assets
Paid-in capital	$ 206,280,740
Distributable earnings	98,455,054
Net Assets	$304,735,794
Class A Shares
Net Assets	$ 58,142,758
Shares Outstanding	1,173,711
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 49.54
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 52.01
Class I Shares
Net Assets	$ 246,583,096
Shares Outstanding	4,936,360
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 49.95
15
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2022
Class R6 Shares
Net Assets	$ 9,941
Shares Outstanding	199
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 49.95

On sales of $50,000 or more, the offering price of Class A shares is reduced.
16
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $137)	$ 1,109,077
Dividend income - affiliated issuers	338
Securities lending income, net	3,238
Total investment income	$1,112,653
Expenses
Investment advisory fee	$ 173,798
Administrative fee	173,798
Distribution and service fees:
Class A	70,206
Directors' fees and expenses	5,747
Custodian fees	1,592
Transfer agency fees and expenses	107,948
Accounting fees	32,702
Professional fees	15,400
Registration fees	35,006
Reports to shareholders	8,064
Miscellaneous	9,482
Total expenses	$ 633,743
Waiver and/or reimbursement of expenses by affiliate	$ (215,856)
Net expenses	$ 417,887
Net investment income	$ 694,766
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (568,963)
Investment securities - affiliated issuers	(142)
Net realized loss	$ (569,105)
Change in unrealized appreciation (depreciation):
Investment securities	$ 2,868,182
Investment securities - affiliated issuers	(56)
Net change in unrealized appreciation (depreciation)	$2,868,126
Net realized and unrealized gain	$2,299,021
Net increase in net assets from operations	$2,993,787
17
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 694,766	$ 1,051,412
Net realized gain (loss)	(569,105)	4,403,237
Net change in unrealized appreciation (depreciation)	2,868,126	39,140,338
Net increase in net assets from operations	$ 2,993,787	$ 44,594,987
Distributions to shareholders:
Class A	$ (970,439)	$ (540,452)
Class I	(4,433,200)	(2,398,807)
Total distributions to shareholders	$ (5,403,639)	$ (2,939,259)
Capital share transactions:
Class A	$ 7,702,517	$ 13,625,518
Class I	38,605,214	64,222,299
Class R6(1)	10,000	—
Net increase in net assets from capital share transactions	$ 46,317,731	$ 77,847,817
Net increase in net assets	$ 43,907,879	$119,503,545
Net Assets
At beginning of period	$ 260,827,915	$ 141,324,370
At end of period	$304,735,794	$260,827,915

(1)	For the period from the commencement of operations, February 1, 2022, to March 31, 2022.
18
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 49.71	$ 39.77	$ 29.65	$ 29.83	$ 24.35	$ 20.66
Income (Loss) From Operations
Net investment income(1)	$ 0.07	$ 0.15	$ 0.19	$ 0.20	$ 0.17	$ 0.21
Net realized and unrealized gain	0.66	10.49	10.39	0.96	5.84	3.64
Total income from operations	$ 0.73	$ 10.64	$ 10.58	$ 1.16	$ 6.01	$ 3.85
Less Distributions
From net investment income	$ (0.11)	$ (0.15)	$ (0.17)	$ (0.20)	$ (0.19)	$ (0.16)
From net realized gain	(0.79)	(0.55)	(0.29)	(1.14)	(0.34)	—
Total distributions	$ (0.90)	$ (0.70)	$ (0.46)	$ (1.34)	$ (0.53)	$ (0.16)
Net asset value — End of period	$ 49.54	$ 49.71	$ 39.77	$ 29.65	$ 29.83	$24.35
Total Return(2)	1.38% (3)	27.06%	36.14%	4.51%	25.03%	18.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,143	$50,963	$29,021	$16,361	$14,036	$ 6,214
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.64% (5)	0.66%	0.67%	0.77%	0.82%	1.53%
Net expenses	0.49% (5)	0.49%	0.49%	0.51%	0.57%	0.57%
Net investment income	0.28% (5)	0.32%	0.56%	0.72%	0.63%	0.92%
Portfolio Turnover	6% (3)	25%	53%	34%	54%	75%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
19
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 50.15	$ 40.08	$ 29.88	$ 30.02	$ 24.45	$ 20.74
Income (Loss) From Operations
Net investment income(1)	$ 0.14	$ 0.27	$ 0.27	$ 0.28	$ 0.26	$ 0.28
Net realized and unrealized gain	0.67	10.57	10.46	0.97	5.87	3.66
Total income from operations	$ 0.81	$ 10.84	$ 10.73	$ 1.25	$ 6.13	$ 3.94
Less Distributions
From net investment income	$ (0.22)	$ (0.22)	$ (0.24)	$ (0.25)	$ (0.22)	$ (0.23)
From net realized gain	(0.79)	(0.55)	(0.29)	(1.14)	(0.34)	—
Total distributions	$ (1.01)	$ (0.77)	$ (0.53)	$ (1.39)	$ (0.56)	$ (0.23)
Net asset value — End of period	$ 49.95	$ 50.15	$ 40.08	$ 29.88	$ 30.02	$ 24.45
Total Return(2)	1.51% (3)	27.40%	36.42%	4.82%	25.46%	19.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$246,583	$209,865	$112,304	$74,948	$60,367	$40,821
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.39% (5)	0.41%	0.42%	0.52%	0.58%	0.58%
Net expenses	0.24% (5)	0.24%	0.24%	0.24%	0.22%	0.22%
Net investment income	0.53% (5)	0.57%	0.81%	1.00%	0.98%	1.26%
Portfolio Turnover	6% (3)	25%	53%	34%	54%	75%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
20
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Financial Highlights — continued

Class R6
Period Ended March 31, 2022(1) (Unaudited)
Net asset value — Beginning of period	$ 50.25
Income (Loss) From Operations
Net investment income(2)	$ 0.06
Net realized and unrealized loss	(0.36) (3)
Total loss from operations	$ (0.30)
Net asset value — End of period	$49.95
Total Return(4)	(0.62)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 10
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.36% (7)
Net expenses	0.21% (7)
Net investment income	0.75% (7)
Portfolio Turnover	6% (5)(8)

(1)	For the period from the commencement of operations, February 1, 2022, to March 31, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any..
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	For the six months ended March 31, 2022.
21
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Growth Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Growth Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
22

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 303,867,788(1)	$ —	$ —	$ 303,867,788
Short-Term Investments:
Affiliated Fund	—	2,542	—	2,542
Securities Lending Collateral	231,259	—	—	231,259
Total Investments	$304,099,047	$2,542	$ —	$304,101,589

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2022, the investment advisory fee amounted to $173,798. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
23

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.21% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, CRM waived or reimbursed expenses of $215,856.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $173,798.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $70,206 for Class A shares.
The Fund was informed that EVD received $13,594 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $4,148 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $61,303,724 and $18,815,384, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$205,459,709
Gross unrealized appreciation	$ 104,547,193
Gross unrealized depreciation	(5,905,313)
Net unrealized appreciation	$ 98,641,880
5  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund's assets to the extent of any overdraft. At March 31, 2022, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $3,550. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2022. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022. The Fund’s average overdraft advances during the six months ended March 31, 2022 were not significant.
24

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with SSBT, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2022, the total value of securities on loan was $1,346,949 and the total value of collateral received was $1,379,164, comprised of cash of $231,259 and U.S. government and/or agencies securities of $1,147,905.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$231,259	$ —	$ —	$ —	$231,259
The carrying amount of the liability for deposits for securities loaned at March 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
At March 31, 2022, the Fund had a balance outstanding pursuant to this line of credit of $180,000 at an annual interest rate of 1.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2022. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
8  Affiliated Funds
At March 31, 2022, the value of the Fund’s investment in affiliated funds was $2,542, which represents less than 0.05% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$556,919	$35,587,780	$(36,141,959)	$(142)	$(56)	$2,542	$338	2,542
25

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	217,170	$ 11,148,143	459,928	$ 21,081,845
Reinvestment of distributions	18,125	947,927	12,185	516,884
Shares redeemed	(86,816)	(4,393,553)	(176,621)	(7,973,211)
Net increase	148,479	$ 7,702,517	295,492	$ 13,625,518
Class I
Shares sold	1,080,952	$ 55,186,491	2,108,850	$ 97,474,428
Reinvestment of distributions	83,068	4,376,828	55,026	2,350,142
Shares redeemed	(411,992)	(20,958,105)	(781,346)	(35,602,271)
Net increase	752,028	$ 38,605,214	1,382,530	$ 64,222,299
Class R6(1)
Shares sold	199	$ 10,000	—	$ —
Net increase	199	$ 10,000	—	$ —

(1)	For the period from the commencement of operations, February 1, 2022, to March 31, 2022.
At March 31, 2022, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Growth Allocation Fund owned in the aggregate 15.9% of the value of the outstanding shares of the Fund.
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
26

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
27

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

28

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24190     3.31.22

Calvert
US Large-Cap Value Responsible Index Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2022
Calvert
US Large-Cap Value Responsible Index Fund

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	2.89%	6.67%	10.46%	9.62%
Class A with 4.75% Maximum Sales Charge	—	—	(1.99)	1.60	9.40	8.83
Class I at NAV	06/19/2015	06/19/2015	3.06	6.94	10.79	9.95
Class R6 at NAV	02/01/2022	06/19/2015	3.06	6.94	10.79	9.95

Russell 1000® Value Index	—	—	6.98%	11.67%	10.28%	9.67%
Calvert US Large-Cap Value Responsible Index	—	—	3.28	7.39	10.99	10.24

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.61%	0.36%	0.31%
Net	0.49	0.24	0.19
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
JPMorgan Chase & Co.	2.8%
Bank of America Corp.	2.1
Pfizer, Inc.	2.1
Procter & Gamble Co. (The)	1.8
Costco Wholesale Corp.	1.8
Walmart, Inc.	1.6
Verizon Communications, Inc.	1.6
Comcast Corp., Class A	1.5
Intel Corp.	1.4
Wells Fargo & Co.	1.4
Total	18.1%

*	Excludes cash and cash equivalents.

3

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Calvert US Large-Cap Value Responsible Index (the “Calvert Index”) is composed of common stocks of large value companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Large value companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and value style factors, excluding real estate investment trusts and business development companies. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund's or oldest share class' inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022) for Class A and Class I and (February 1, 2022 to March 31, 2022) for Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual *
Class A	$1,000.00	$1,028.90	$2.48 **	0.49%
Class I	$1,000.00	$1,030.60	$1.22 **	0.24%
Class R6	$1,000.00	$ 984.50	$0.30 **	0.19%
Hypothetical ***
(5% return per year before expenses)
Class A	$1,000.00	$1,022.49	$2.47 **	0.49%
Class I	$1,000.00	$1,023.73	$1.21 **	0.24%
Class R6	$1,000.00	$1,023.98	$0.96 **	0.19%

*	Class R6 had not commenced operations on October 1, 2021. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 59/365 for Class R6 (to reflect the period from the commencement of operations on February 1, 2022 to March 31, 2022). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021 (February 1, 2022 for Class R6).
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
***	Hypothetical expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021 (February 1, 2022 for Class R6).
5

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 0.2%
Curtiss-Wright Corp.	9,269	$ 1,391,833
Hexcel Corp.	12,489	742,721
Woodward, Inc.	8,315	1,038,626
		$ 3,173,180
Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	25,633	$ 2,760,931
FedEx Corp.	37,844	8,756,723
United Parcel Service, Inc., Class B	51,248	10,990,646
		$ 22,508,300
Airlines — 0.1%
American Airlines Group, Inc.(1)	17,118	$ 312,403
Delta Air Lines, Inc.(1)	244	9,655
JetBlue Airways Corp.(1)	10,627	158,874
Southwest Airlines Co.(1)	45,327	2,075,977
		$ 2,556,909
Auto Components — 0.3%
Autoliv, Inc.	10,933	$ 835,718
BorgWarner, Inc.	48,692	1,894,119
Gentex Corp.	14,204	414,331
Lear Corp.	9,902	1,411,926
		$ 4,556,094
Automobiles — 1.2%
Ford Motor Co.	630,308	$ 10,658,508
General Motors Co.(1)	225,435	9,860,527
Harley-Davidson, Inc.	17,853	703,408
Thor Industries, Inc.(2)	10,764	847,127
		$ 22,069,570
Banks — 13.1%
Bank of America Corp.	936,538	$ 38,604,096
Bank OZK	25,444	1,086,459
BOK Financial Corp.	5,756	540,776
Citigroup, Inc.	287,567	15,356,078
Citizens Financial Group, Inc.	91,273	4,137,405
Comerica, Inc.	28,745	2,599,410
Commerce Bancshares, Inc.	24,763	1,772,783
Cullen/Frost Bankers, Inc.	12,357	1,710,332
East West Bancorp, Inc.	30,942	2,445,037
Fifth Third Bancorp	138,797	5,973,823
First Citizens Bancshares, Inc., Class A	2,489	1,656,678
Security	Shares	Value
Banks (continued)
First Financial Bankshares, Inc.	16,006	$ 706,185
First Horizon Corp.	111,285	2,614,085
First Republic Bank	23,009	3,729,759
Glacier Bancorp, Inc.	23,410	1,177,055
Huntington Bancshares, Inc.	309,431	4,523,881
JPMorgan Chase & Co.	374,066	50,992,677
KeyCorp	200,472	4,486,563
M&T Bank Corp.	27,862	4,722,609
PacWest Bancorp	26,540	1,144,670
People's United Financial, Inc.	93,755	1,874,163
Pinnacle Financial Partners, Inc.	15,912	1,465,177
PNC Financial Services Group, Inc. (The)	64,034	11,811,071
Popular, Inc.	16,040	1,311,110
Prosperity Bancshares, Inc.	19,711	1,367,549
Regions Financial Corp.	203,238	4,524,078
Signature Bank	10,882	3,193,758
SouthState Corp.	13,808	1,126,595
SVB Financial Group(1)	3,094	1,730,938
Synovus Financial Corp.	32,037	1,569,813
Truist Financial Corp.	203,082	11,514,749
U.S. Bancorp	226,467	12,036,721
UMB Financial Corp.	8,936	868,222
United Bankshares, Inc.	27,920	973,850
Valley National Bancorp	83,344	1,085,139
Webster Financial Corp.	38,734	2,173,752
Wells Fargo & Co.	514,626	24,938,776
Western Alliance Bancorp	16,667	1,380,361
Wintrust Financial Corp.	11,381	1,057,636
Zions Bancorp NA	31,842	2,087,562
		$ 238,071,381
Beverages — 2.2%
Coca-Cola Co. (The)	201,221	$ 12,475,702
Keurig Dr Pepper, Inc.	163,529	6,197,749
PepsiCo, Inc.	125,924	21,077,159
		$ 39,750,610
Biotechnology — 1.0%
Allakos, Inc.(1)	8,872	$ 50,570
Amgen, Inc.	28,450	6,879,779
Biogen, Inc.(1)	18,088	3,809,333
Biohaven Pharmaceutical Holding Co., Ltd.(1)	15,941	1,890,124
BioMarin Pharmaceutical, Inc.(1)	21,745	1,676,540
Bridgebio Pharma, Inc.(1)(2)	22,401	227,370
Incyte Corp.(1)	12,569	998,230
Mirati Therapeutics, Inc.(1)	11,629	956,136

6
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Natera, Inc.(1)	20,798	$ 846,063
United Therapeutics Corp.(1)	7,135	1,280,090
Vir Biotechnology, Inc.(1)	17,673	454,550
		$ 19,068,785
Building Products — 1.5%
Allegion PLC	2,872	$ 315,288
Armstrong World Industries, Inc.	6,571	591,456
AZEK Co., Inc. (The)(1)	15,140	376,078
Carlisle Cos., Inc.	9,233	2,270,579
Carrier Global Corp.	127,201	5,834,710
Fortune Brands Home & Security, Inc.	12,045	894,703
Johnson Controls International PLC	109,643	7,189,291
Masco Corp.	7,643	389,793
Owens Corning	36,847	3,371,500
Trane Technologies PLC	33,841	5,167,521
UFP Industries, Inc.	10,206	787,495
Zurn Water Solutions Corp.	23,191	820,961
		$ 28,009,375
Capital Markets — 6.6%
Affiliated Managers Group, Inc.	5,698	$ 803,133
Ameriprise Financial, Inc.	3,254	977,371
Ares Management Corp., Class A	25,815	2,096,952
Bank of New York Mellon Corp. (The)	150,530	7,470,804
BlackRock, Inc.	15,373	11,747,585
Blackstone, Inc.	89,461	11,356,179
Cboe Global Markets, Inc.	13,061	1,494,440
Charles Schwab Corp. (The)	144,278	12,164,078
CME Group, Inc.	48,227	11,471,274
Evercore, Inc., Class A	4,216	469,325
Franklin Resources, Inc.	57,905	1,616,708
Goldman Sachs Group, Inc. (The)	47,327	15,622,643
Hamilton Lane, Inc., Class A	1,827	141,209
Houlihan Lokey, Inc.	6,106	536,107
Interactive Brokers Group, Inc., Class A	19,048	1,255,454
Intercontinental Exchange, Inc.	56,345	7,444,301
Invesco, Ltd.	74,755	1,723,850
Jefferies Financial Group, Inc.	50,566	1,661,093
KKR & Co., Inc.	103,091	6,027,731
Lazard, Ltd., Class A	25,474	878,853
LPL Financial Holdings, Inc.	1,848	337,593
Nasdaq, Inc.	12,261	2,184,910
Northern Trust Corp.	44,231	5,150,700
Raymond James Financial, Inc.	40,220	4,420,580
SEI Investments Co.	1,710	102,959
Security	Shares	Value
Capital Markets (continued)
State Street Corp.	76,391	$ 6,655,184
Stifel Financial Corp.	23,164	1,572,836
T. Rowe Price Group, Inc.	9,045	1,367,514
Virtu Financial, Inc., Class A	24,530	913,007
		$ 119,664,373
Chemicals — 2.0%
Air Products & Chemicals, Inc.	25,948	$ 6,484,665
Ashland Global Holdings, Inc.	16,980	1,671,002
Avient Corp.	29,859	1,433,232
Celanese Corp.	32,641	4,663,420
Eastman Chemical Co.	34,400	3,854,864
Huntsman Corp.	62,868	2,358,179
International Flavors & Fragrances, Inc.	38,192	5,015,755
Mosaic Co. (The)	95,447	6,347,225
PPG Industries, Inc.	33,397	4,377,345
Sherwin-Williams Co. (The)	3,799	948,306
		$ 37,153,993
Commercial Services & Supplies — 1.0%
Cintas Corp.	3,640	$ 1,548,420
Clean Harbors, Inc.(1)	13,304	1,485,259
MSA Safety, Inc.	257	34,104
Republic Services, Inc.	41,263	5,467,347
Stericycle, Inc.(1)	27,222	1,603,920
Tetra Tech, Inc.	9,483	1,564,126
Waste Management, Inc.	43,218	6,850,053
		$ 18,553,229
Communications Equipment — 1.4%
Ciena Corp.(1)	19,581	$ 1,187,196
Cisco Systems, Inc.	374,858	20,902,082
Juniper Networks, Inc.	52,585	1,954,059
Lumentum Holdings, Inc.(1)	10,624	1,036,902
Motorola Solutions, Inc.	449	108,748
		$ 25,188,987
Construction & Engineering — 0.6%
AECOM	47,635	$ 3,658,844
EMCOR Group, Inc.	9,486	1,068,408
MasTec, Inc.(1)	16,069	1,399,610
Quanta Services, Inc.	36,037	4,742,830
Valmont Industries, Inc.	3,824	912,406
		$ 11,782,098

7
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	11,215	$ 4,316,541
Vulcan Materials Co.	23,365	4,292,151
		$ 8,608,692
Consumer Finance — 2.1%
Ally Financial, Inc.	73,632	$ 3,201,519
American Express Co.	66,299	12,397,913
Capital One Financial Corp.	66,913	8,785,008
Credit Acceptance Corp.(1)	1,488	818,950
Discover Financial Services	58,540	6,450,523
OneMain Holdings, Inc.	27,963	1,325,726
SLM Corp.	58,426	1,072,701
Synchrony Financial	111,623	3,885,597
		$ 37,937,937
Containers & Packaging — 1.4%
AptarGroup, Inc.	11,457	$ 1,346,198
Avery Dennison Corp.	8,516	1,481,529
Ball Corp.	36,125	3,251,250
Berry Global Group, Inc.(1)	43,892	2,543,980
Crown Holdings, Inc.	29,518	3,692,407
Graphic Packaging Holding Co.	99,355	1,991,074
Packaging Corp. of America	26,027	4,063,075
Silgan Holdings, Inc.	24,419	1,128,890
Sonoco Products Co.	31,263	1,955,813
WestRock Co.	73,348	3,449,556
		$ 24,903,772
Distributors — 0.2%
Genuine Parts Co.	8,753	$ 1,103,053
LKQ Corp.	47,340	2,149,709
		$ 3,252,762
Diversified Consumer Services — 0.2%
ADT, Inc.	13,654	$ 103,634
Service Corp. International	34,373	2,262,431
Terminix Global Holdings, Inc.(1)	9,008	411,035
		$ 2,777,100
Diversified Financial Services — 0.1%
Voya Financial, Inc.	23,230	$ 1,541,310
		$ 1,541,310
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	983,385	$ 23,237,388
Iridium Communications, Inc.(1)	3,540	142,733
Security	Shares	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.	192,770	$ 2,172,518
Verizon Communications, Inc.	561,461	28,600,823
		$ 54,153,462
Electric Utilities — 2.3%
Alliant Energy Corp.	78,714	$ 4,918,051
Avangrid, Inc.	23,017	1,075,815
Eversource Energy	74,389	6,560,366
Hawaiian Electric Industries, Inc.	35,686	1,509,875
NextEra Energy, Inc.	226,936	19,223,748
Xcel Energy, Inc.	107,709	7,773,358
		$ 41,061,213
Electrical Equipment — 1.6%
Acuity Brands, Inc.	7,071	$ 1,338,540
AMETEK, Inc.	15,446	2,057,098
Eaton Corp. PLC	50,434	7,653,864
Emerson Electric Co.	76,189	7,470,331
Hubbell, Inc.	12,082	2,220,309
Regal Rexnord Corp.	20,828	3,098,790
Rockwell Automation, Inc.	16,459	4,609,014
Sensata Technologies Holding PLC(1)	3,869	196,739
Sunrun, Inc.(1)	35,418	1,075,645
		$ 29,720,330
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	23,940	$ 1,803,879
Arrow Electronics, Inc.(1)	11,395	1,351,789
Coherent, Inc.(1)	5,055	1,381,835
Corning, Inc.	106,469	3,929,771
II-VI, Inc.(1)(2)	18,040	1,307,720
IPG Photonics Corp.(1)	386	42,367
Jabil, Inc.	27,062	1,670,537
Littelfuse, Inc.	3,250	810,583
TD SYNNEX Corp.	7,349	758,490
Teledyne Technologies, Inc.(1)	2,199	1,039,313
		$ 14,096,284
Energy Equipment & Services — 0.4%
Baker Hughes Co.	201,077	$ 7,321,214
		$ 7,321,214
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A(1)(2)	104,375	$ 2,571,800
Live Nation Entertainment, Inc.(1)	10,887	1,280,747
Walt Disney Co. (The)(1)	58,846	8,071,317

8
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment (continued)
Warner Music Group Corp., Class A	1,485	$ 56,207
		$ 11,980,071
Food & Staples Retailing — 4.7%
Albertsons Cos., Inc., Class A	26,622	$ 885,181
BJ's Wholesale Club Holdings, Inc.(1)	23,552	1,592,351
Casey's General Stores, Inc.	9,644	1,911,151
Costco Wholesale Corp.	55,955	32,221,687
Kroger Co. (The)	145,354	8,338,959
Performance Food Group Co.(1)	39,332	2,002,392
Sysco Corp.	87,141	7,115,063
US Foods Holding Corp.(1)	55,493	2,088,202
Walmart, Inc.	197,036	29,342,601
		$ 85,497,587
Food Products — 3.1%
Beyond Meat, Inc.(1)(2)	13,141	$ 634,842
Bunge, Ltd.	38,393	4,254,328
Campbell Soup Co.	56,105	2,500,600
Conagra Brands, Inc.	130,673	4,386,693
Darling Ingredients, Inc.(1)	13,022	1,046,708
Flowers Foods, Inc.	49,392	1,269,868
General Mills, Inc.	112,418	7,612,947
Hershey Co. (The)	13,002	2,816,623
Hormel Foods Corp.	60,792	3,133,220
JM Smucker Co. (The)	28,806	3,900,620
Kellogg Co.	68,736	4,432,785
Kraft Heinz Co. (The)	71,167	2,803,268
Lancaster Colony Corp.	1,144	170,628
McCormick & Co., Inc.	42,712	4,262,658
Mondelez International, Inc., Class A	198,340	12,451,785
Post Holdings, Inc.(1)	13,850	959,251
		$ 56,636,824
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	33,926	$ 2,630,622
Becton, Dickinson and Co.	23,942	6,368,572
Cooper Cos., Inc. (The)	12,408	5,181,457
Hologic, Inc.(1)	49,195	3,779,160
Integra LifeSciences Holdings Corp.(1)	5,114	328,626
Medtronic PLC	103,382	11,470,233
Nevro Corp.(1)	7,476	540,739
STERIS PLC	5,026	1,215,136
Tandem Diabetes Care, Inc.(1)	15,237	1,771,911
Zimmer Biomet Holdings, Inc.	12,105	1,548,229
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Zimvie, Inc.	1,210	$ 27,636
		$ 34,862,321
Health Care Providers & Services — 4.1%
1Life Healthcare, Inc.(1)	39,336	$ 435,843
Anthem, Inc.	34,912	17,149,473
Centene Corp.(1)	101,502	8,545,453
CVS Health Corp.	183,780	18,600,374
DaVita, Inc.(1)	9,888	1,118,432
Encompass Health Corp.	18,802	1,337,010
Henry Schein, Inc.(1)	35,224	3,071,181
Humana, Inc.	21,396	9,310,897
Laboratory Corp. of America Holdings(1)	21,415	5,646,279
LHC Group, Inc.(1)	1,460	246,156
Molina Healthcare, Inc.(1)	14,343	4,784,681
Quest Diagnostics, Inc.	31,439	4,302,741
Select Medical Holdings Corp.	28,007	671,888
		$ 75,220,408
Health Care Technology — 0.1%
Cerner Corp.	16,261	$ 1,521,379
Change Healthcare, Inc.(1)	35,906	782,751
GoodRx Holdings, Inc., Class A(1)	13,361	258,268
		$ 2,562,398
Hotels, Restaurants & Leisure — 1.0%
Aramark	48,426	$ 1,820,818
Darden Restaurants, Inc.	6,908	918,419
Expedia Group, Inc.(1)	12,876	2,519,447
Hilton Worldwide Holdings, Inc.(1)	25,489	3,867,701
Hyatt Hotels Corp., Class A(1)	185	17,658
Marriott International, Inc., Class A(1)	28,895	5,078,296
Marriott Vacations Worldwide Corp.	5,055	797,173
Royal Caribbean Cruises, Ltd.(1)	9,699	812,582
Travel + Leisure Co.	15,601	903,922
Vail Resorts, Inc.	2,479	645,209
Wendy's Co. (The)	12,305	270,341
Wyndham Hotels & Resorts, Inc.	2,575	218,077
Yum! Brands, Inc.	2,047	242,631
		$ 18,112,274
Household Durables — 1.1%
D.R. Horton, Inc.	64,301	$ 4,791,068
Leggett & Platt, Inc.	24,531	853,679
Lennar Corp., Class A	62,569	5,078,726
Mohawk Industries, Inc.(1)	9,888	1,228,090

9
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Newell Brands, Inc.	67,764	$ 1,450,827
PulteGroup, Inc.	85,052	3,563,679
Toll Brothers, Inc.	36,525	1,717,405
TopBuild Corp.(1)	1,173	212,770
Whirlpool Corp.	9,700	1,675,966
		$ 20,572,210
Household Products — 2.4%
Church & Dwight Co., Inc.	13,421	$ 1,333,779
Clorox Co. (The)	7,795	1,083,739
Colgate-Palmolive Co.	38,182	2,895,341
Kimberly-Clark Corp.	47,142	5,806,009
Procter & Gamble Co. (The)	212,666	32,495,365
Reynolds Consumer Products, Inc.	7,796	228,734
		$ 43,842,967
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	160,110	$ 4,119,630
Brookfield Renewable Corp., Class A	39,893	1,747,313
Clearway Energy, Inc., Class C	24,809	905,777
		$ 6,772,720
Industrial Conglomerates — 0.7%
3M Co.	73,812	$ 10,989,130
Roper Technologies, Inc.	2,981	1,407,718
		$ 12,396,848
Insurance — 5.9%
Aflac, Inc.	115,509	$ 7,437,625
Alleghany Corp.(1)	2,724	2,307,228
Allstate Corp. (The)	55,633	7,705,727
American Financial Group, Inc.	14,926	2,173,524
American International Group, Inc.	136,671	8,578,839
Arch Capital Group, Ltd.(1)	77,053	3,730,906
Assurant, Inc.	11,912	2,165,959
Brown & Brown, Inc.	21,566	1,558,575
Enstar Group, Ltd.(1)	2,713	708,500
Erie Indemnity Co., Class A	1,240	218,401
Everest Re Group, Ltd.	8,503	2,562,634
First American Financial Corp.	22,079	1,431,161
Globe Life, Inc.	20,377	2,049,926
Hanover Insurance Group, Inc. (The)	7,733	1,156,238
Hartford Financial Services Group, Inc. (The)	71,742	5,151,793
Kemper Corp.	14,106	797,553
Lincoln National Corp.	34,472	2,253,090
Marsh & McLennan Cos., Inc.	40,029	6,821,742
Security	Shares	Value
Insurance (continued)
MetLife, Inc.	97,003	$ 6,817,371
Primerica, Inc.	6,807	931,334
Principal Financial Group, Inc.	54,594	4,007,746
Progressive Corp. (The)	95,670	10,905,423
Prudential Financial, Inc.	69,366	8,196,980
Reinsurance Group of America, Inc.	14,196	1,553,894
RenaissanceRe Holdings, Ltd.	9,046	1,433,881
RLI Corp.	7,232	800,076
Travelers Cos., Inc. (The)	44,668	8,162,184
Unum Group	45,703	1,440,102
Willis Towers Watson PLC	18,379	4,341,487
		$ 107,399,899
Interactive Media & Services — 0.3%
Angi, Inc.(1)	645	$ 3,657
IAC/InterActiveCorp. (1)	15,699	1,574,296
Pinterest, Inc., Class A(1)	107,614	2,648,381
Snap, Inc., Class A(1)	18,140	652,859
TripAdvisor, Inc.(1)	11,036	299,296
Ziff Davis, Inc.(1)	1,576	152,525
		$ 5,331,014
Internet & Direct Marketing Retail — 0.1%
eBay, Inc.	15,852	$ 907,685
Qurate Retail, Inc., Series A	51,531	245,288
Stitch Fix, Inc., Class A(1)	110	1,108
		$ 1,154,081
IT Services — 3.1%
Accenture PLC, Class A	14,122	$ 4,762,362
Alliance Data Systems Corp.	8,876	498,387
Amdocs, Ltd.	24,261	1,994,497
Automatic Data Processing, Inc.	37,746	8,588,725
Broadridge Financial Solutions, Inc.	4,475	696,802
Cognizant Technology Solutions Corp., Class A	64,928	5,822,094
DXC Technology Co.(1)	46,053	1,502,709
Euronet Worldwide, Inc.(1)	77	10,022
Fastly, Inc., Class A(1)	22,246	386,635
Fidelity National Information Services, Inc.	94,268	9,466,393
Genpact, Ltd.	13,986	608,531
International Business Machines Corp.	130,104	16,916,122
Jack Henry & Associates, Inc.	1,295	255,180
Kyndryl Holdings, Inc.(1)	38,036	499,032
MAXIMUS, Inc.	8,963	671,777
Paychex, Inc.	25,772	3,517,105
Switch, Inc., Class A	33,188	1,022,854

10
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
TTEC Holdings, Inc.	200	$ 16,504
		$ 57,235,731
Leisure Products — 0.2%
Brunswick Corp.	17,360	$ 1,404,250
Callaway Golf Co.(1)	17,042	399,124
Hasbro, Inc.	20,462	1,676,247
Mattel, Inc.(1)	31,727	704,657
		$ 4,184,278
Life Sciences Tools & Services — 0.5%
Adaptive Biotechnologies Corp.(1)	27,950	$ 387,946
Bio-Rad Laboratories, Inc., Class A(1)	5,299	2,984,556
Danaher Corp.	15,943	4,676,560
Syneos Health, Inc.(1)	5,191	420,211
		$ 8,469,273
Machinery — 5.0%
AGCO Corp.	19,064	$ 2,783,916
Caterpillar, Inc.	46,967	10,465,187
Chart Industries, Inc.(1)(2)	4,227	726,072
CNH Industrial NV	265,633	4,212,939
Crane Co.	15,101	1,635,136
Cummins, Inc.	26,790	5,494,897
Deere & Co.	23,892	9,926,170
Donaldson Co., Inc.	15,552	807,615
Dover Corp.	28,080	4,405,752
Flowserve Corp.	37,508	1,346,537
Fortive Corp.	84,478	5,147,245
IDEX Corp.	5,178	992,778
Illinois Tool Works, Inc.	24,053	5,036,698
Ingersoll Rand, Inc.	57,347	2,887,421
John Bean Technologies Corp.	1,870	221,539
Lincoln Electric Holdings, Inc.	5,909	814,319
Middleby Corp. (The)(1)	1,490	244,271
Nordson Corp.	3,548	805,680
Oshkosh Corp.	19,984	2,011,390
Otis Worldwide Corp.	24,023	1,848,570
PACCAR, Inc.	70,423	6,202,154
Parker-Hannifin Corp.	18,798	5,334,120
Pentair PLC	40,269	2,182,983
RBC Bearings, Inc.(1)	2,478	480,435
Snap-on, Inc.	7,690	1,580,141
Stanley Black & Decker, Inc.	34,850	4,871,682
Timken Co. (The)	18,727	1,136,729
Toro Co. (The)	1,805	154,309
Security	Shares	Value
Machinery (continued)
Watts Water Technologies, Inc., Class A	4,099	$ 572,179
Westinghouse Air Brake Technologies Corp.	50,178	4,825,618
Xylem, Inc.	12,483	1,064,301
		$ 90,218,783
Media — 2.4%
Altice USA, Inc., Class A(1)	9,123	$ 113,855
Cable One, Inc.	135	197,672
Charter Communications, Inc., Class A(1)	6,709	3,659,894
Comcast Corp., Class A	591,039	27,672,446
Discovery, Inc., Class A(1)	34,817	867,639
Interpublic Group of Cos., Inc. (The)	79,651	2,823,628
Loyalty Ventures, Inc.(1)	3,732	61,690
Omnicom Group, Inc.	46,434	3,941,318
Paramount Global, Class B	131,649	4,977,649
		$ 44,315,791
Metals & Mining — 0.9%
Nucor Corp.	53,011	$ 7,880,085
Reliance Steel & Aluminum Co.	21,399	3,923,507
Steel Dynamics, Inc.	60,443	5,042,759
		$ 16,846,351
Multiline Retail — 1.1%
Dollar General Corp.	22,636	$ 5,039,453
Kohl's Corp.	25,023	1,512,890
Macy's, Inc.	50,611	1,232,884
Nordstrom, Inc.	14,261	386,616
Ollie's Bargain Outlet Holdings, Inc.(1)	1,025	44,034
Target Corp.	57,555	12,214,322
		$ 20,430,199
Multi-Utilities — 1.5%
Ameren Corp.	62,096	$ 5,822,121
CMS Energy Corp.	76,660	5,361,600
Consolidated Edison, Inc.	73,942	7,000,829
Sempra Energy	56,692	9,531,059
		$ 27,715,609
Oil, Gas & Consumable Fuels — 0.0%(3)
New Fortress Energy, Inc.(2)	16,563	$ 705,749
		$ 705,749
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	8,076	$ 501,681
		$ 501,681

11
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Personal Products — 0.0%(3)
BellRing Brands, Inc.(1)	17,558	$ 405,239
Coty, Inc., Class A(1)	35,111	315,648
		$ 720,887
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	23,377	$ 1,707,222
Catalent, Inc.(1)	2,853	316,398
Elanco Animal Health, Inc.(1)	47,210	1,231,709
Jazz Pharmaceuticals PLC(1)	5,469	851,359
Merck & Co., Inc.	76,137	6,247,041
Organon & Co.	9,531	332,918
Perrigo Co. PLC	35,475	1,363,304
Pfizer, Inc.	741,266	38,375,341
Reata Pharmaceuticals, Inc., Class A(1)	7,280	238,493
Royalty Pharma PLC, Class A	64,752	2,522,738
		$ 53,186,523
Professional Services — 0.4%
ASGN, Inc.(1)	5,666	$ 661,279
Booz Allen Hamilton Holding Corp.	19,167	1,683,629
Dun & Bradstreet Holdings, Inc.(1)	50	876
FTI Consulting, Inc.(1)(2)	4,406	692,711
ManpowerGroup, Inc.	11,970	1,124,223
Robert Half International, Inc.	8,347	953,061
Science Applications International Corp.	10,749	990,735
TriNet Group, Inc.(1)	5,550	545,898
Upwork, Inc.(1)	8,943	207,835
		$ 6,860,247
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)	37,018	$ 3,387,887
Howard Hughes Corp. (The)(1)	13,383	1,386,613
Jones Lang LaSalle, Inc.(1)	16,928	4,053,579
		$ 8,828,079
Road & Rail — 1.3%
J.B. Hunt Transport Services, Inc.	4,423	$ 888,094
Knight-Swift Transportation Holdings, Inc.	28,376	1,431,853
Landstar System, Inc.	726	109,503
Norfolk Southern Corp.	28,525	8,135,900
Union Pacific Corp.	48,909	13,362,428
		$ 23,927,778
Semiconductors & Semiconductor Equipment — 2.8%
Amkor Technology, Inc.	23,110	$ 501,949
Analog Devices, Inc.	43,258	7,145,356
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	12,091	$ 7,613,461
First Solar, Inc.(1)	34,891	2,921,772
Intel Corp.	517,649	25,654,684
Marvell Technology, Inc.	52,097	3,735,876
MKS Instruments, Inc.	4,539	680,850
ON Semiconductor Corp.(1)	1,850	115,829
Skyworks Solutions, Inc.	1,738	231,641
Wolfspeed, Inc.(1)(2)	18,792	2,139,657
		$ 50,741,075
Software — 1.2%
Altair Engineering, Inc., Class A(1)	4,025	$ 259,210
Anaplan, Inc.(1)	8,768	570,358
Appian Corp.(1)	2,504	152,293
Black Knight, Inc.(1)	9,087	526,955
CDK Global, Inc.	22,370	1,088,972
Consensus Cloud Solutions, Inc.(1)	76	4,570
CrowdStrike Holdings, Inc., Class A(1)	37,959	8,619,730
Dolby Laboratories, Inc., Class A	3,541	276,977
Dropbox, Inc., Class A(1)	59,573	1,385,072
Duck Creek Technologies, Inc.(1)	1,300	28,756
Elastic NV(1)	14,842	1,320,196
Guidewire Software, Inc.(1)	445	42,106
nCino, Inc.(1)	13,479	552,370
NCR Corp.(1)	13,828	555,747
NortonLifeLock, Inc.	60,750	1,611,090
Nutanix, Inc., Class A(1)	41,249	1,106,298
Oracle Corp.	25,532	2,112,262
Pegasystems, Inc.	541	43,632
Q2 Holdings, Inc.(1)	45	2,774
Splunk, Inc.(1)	195	28,979
Varonis Systems, Inc.(1)	22,057	1,048,590
Workiva, Inc.(1)	545	64,310
		$ 21,401,247
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	10,415	$ 2,155,488
American Eagle Outfitters, Inc.	7,234	121,531
AutoNation, Inc.(1)	8,297	826,215
AutoZone, Inc.(1)	119	243,305
Bath & Body Works, Inc.	35,037	1,674,769
Bed Bath & Beyond, Inc.(1)(2)	16,917	381,140
Best Buy Co., Inc.	37,252	3,386,207
CarMax, Inc.(1)(2)	23,932	2,308,959
Carvana Co.(1)	1,695	202,197
Dick's Sporting Goods, Inc.	9,935	993,699

12
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Foot Locker, Inc.	14,520	$ 430,663
GameStop Corp., Class A(1)	9,517	1,585,342
Gap, Inc. (The)	35,464	499,333
Home Depot, Inc. (The)	1,131	338,542
Lithia Motors, Inc., Class A	5,068	1,521,008
Lowe's Cos., Inc.	26,775	5,413,637
Penske Automotive Group, Inc.	4,750	445,170
TJX Cos., Inc. (The)	16,163	979,155
Tractor Supply Co.	1,304	304,315
Ulta Beauty, Inc.(1)	549	218,623
Victoria's Secret & Co.(1)	11,497	590,486
Vroom, Inc.(1)(2)	15,067	40,078
Williams-Sonoma, Inc.	5,017	727,465
		$ 25,387,327
Technology Hardware, Storage & Peripherals — 1.0%
Dell Technologies, Inc., Class C(1)	47,707	$ 2,394,414
Hewlett Packard Enterprise Co.	255,571	4,270,591
HP, Inc.	208,569	7,571,055
NetApp, Inc.	8,603	714,049
Pure Storage, Inc., Class A(1)	9,282	327,748
Seagate Technology Holdings PLC	21,229	1,908,487
Xerox Holdings Corp.	32,458	654,678
		$ 17,841,022
Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings, Ltd.(1)	13,539	$ 695,769
Columbia Sportswear Co.	2,111	191,109
Hanesbrands, Inc.	8,890	132,372
Levi Strauss & Co., Class A	3,689	72,895
Ralph Lauren Corp.	3,910	443,550
Skechers USA, Inc., Class A(1)	5,786	235,837
Tapestry, Inc.	26,804	995,769
Under Armour, Inc., Class A(1)	21,805	371,121
VF Corp.	9,907	563,312
		$ 3,701,734
Thrifts & Mortgage Finance — 0.2%
Essent Group, Ltd.	21,825	$ 899,408
MGIC Investment Corp.	71,395	967,402
New York Community Bancorp, Inc.	98,781	1,058,933
TFS Financial Corp.	12,192	202,387
		$ 3,128,130
Trading Companies & Distributors — 0.4%
Air Lease Corp.	35,290	$ 1,575,698
Security	Shares	Value
Trading Companies & Distributors (continued)
Fastenal Co.	5,327	$ 316,424
MSC Industrial Direct Co., Inc., Class A	12,731	1,084,808
United Rentals, Inc.(1)	4,628	1,643,912
Univar Solutions, Inc.(1)	30,241	971,946
W.W. Grainger, Inc.	1,939	1,000,117
WESCO International, Inc.(1)	2,933	381,701
		$ 6,974,606
Water Utilities — 0.5%
American Water Works Co., Inc.	31,936	$ 5,286,366
Essential Utilities, Inc.	70,743	3,617,090
		$ 8,903,456
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(1)	68,374	$ 8,775,804
		$ 8,775,804
Total Common Stocks (identified cost $1,508,525,214)		$1,810,823,942

Short-Term Investments — 0.6%
Affiliated Fund — 0.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(4)	6,266,358	$ 6,265,731
Total Affiliated Fund (identified cost $6,265,560)		$ 6,265,731
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(5)	5,038,860	$ 5,038,860
Total Securities Lending Collateral (identified cost $5,038,860)		$ 5,038,860
Total Short-Term Investments (identified cost $11,304,420)		$ 11,304,591
Total Investments — 100.1% (identified cost $1,519,829,634)		$1,822,128,533
Other Assets, Less Liabilities — (0.1)%		$ (2,219,724)
Net Assets — 100.0%		$ 1,819,908,809

13
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $10,591,205.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(5)	Represents investment of cash collateral received in connection with securities lending.
14
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,513,564,074) - including $10,591,205 of securities on loan	$ 1,815,862,802
Investments in securities of affiliated issuers, at value (identified cost $6,265,560)	6,265,731
Receivable for capital shares sold	7,217,748
Dividends receivable	1,941,273
Dividends receivable - affiliated	277
Securities lending income receivable	2,360
Receivable from affiliate	199,167
Directors' deferred compensation plan	214,824
Total assets	$1,831,704,182
Liabilities
Due to custodian	$ 62,837
Payable for investments purchased	4,694,729
Payable for capital shares redeemed	1,071,846
Deposits for securities loaned	5,038,860
Payable to affiliates:
Investment advisory fee	181,524
Administrative fee	181,523
Distribution and service fees	21,402
Sub-transfer agency fee	4,528
Directors' deferred compensation plan	214,824
Accrued expenses	323,300
Total liabilities	$ 11,795,373
Net Assets	$1,819,908,809
Sources of Net Assets
Paid-in capital	$ 1,527,846,900
Distributable earnings	292,061,909
Net Assets	$1,819,908,809
Class A Shares
Net Assets	$ 103,291,815
Shares Outstanding	3,401,732
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 30.36
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 31.87
Class I Shares
Net Assets	$ 1,716,607,145
Shares Outstanding	56,189,748
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 30.55
15
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2022
Class R6 Shares
Net Assets	$ 9,849
Shares Outstanding	322
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$ 30.55

On sales of $50,000 or more, the offering price of Class A shares is reduced.
16
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $5,508)	$ 18,615,792
Dividend income - affiliated issuers	1,700
Securities lending income, net	14,150
Total investment income	$18,631,642
Expenses
Investment advisory fee	$ 1,071,430
Administrative fee	1,071,428
Distribution and service fees:
Class A	121,265
Directors' fees and expenses	34,943
Custodian fees	16,822
Transfer agency fees and expenses	617,076
Accounting fees	181,226
Professional fees	18,130
Registration fees	85,072
Reports to shareholders	27,754
Miscellaneous	31,794
Total expenses	$ 3,276,940
Waiver and/or reimbursement of expenses by affiliate	$ (1,011,605)
Net expenses	$ 2,265,335
Net investment income	$16,366,307
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (1,370,461)
Investment securities - affiliated issuers	(637)
Net realized loss	$ (1,371,098)
Change in unrealized appreciation (depreciation):
Investment securities	$ 30,910,756
Investment securities - affiliated issuers	(119)
Net change in unrealized appreciation (depreciation)	$30,910,637
Net realized and unrealized gain	$29,539,539
Net increase in net assets from operations	$45,905,846
17
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 16,366,307	$ 22,636,869
Net realized gain (loss)	(1,371,098)	50,405,731
Net change in unrealized appreciation (depreciation)	30,910,637	229,937,222
Net increase in net assets from operations	$ 45,905,846	$ 302,979,822
Distributions to shareholders:
Class A	$ (3,757,514)	$ (925,166)
Class I	(70,362,679)	(16,192,879)
Total distributions to shareholders	$ (74,120,193)	$ (17,118,045)
Capital share transactions:
Class A	$ 17,577,573	$ 21,684,760
Class I	219,406,420	586,920,360
Class R6(1)	10,000	—
Net increase in net assets from capital share transactions	$ 236,993,993	$ 608,605,120
Net increase in net assets	$ 208,779,646	$ 894,466,897
Net Assets
At beginning of period	$ 1,611,129,163	$ 716,662,266
At end of period	$1,819,908,809	$1,611,129,163

(1)	For the period from the commencement of operations, February 1, 2022, to March 31, 2022.
18
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 30.72	$ 23.00	$ 23.38	$ 23.60	$ 23.02	$ 20.10
Income (Loss) From Operations
Net investment income(1)	$ 0.25	$ 0.46	$ 0.46	$ 0.43	$ 0.41	$ 0.46
Net realized and unrealized gain (loss)	0.65	7.69	(0.35)	0.25	1.68	2.87
Total income from operations	$ 0.90	$ 8.15	$ 0.11	$ 0.68	$ 2.09	$ 3.33
Less Distributions
From net investment income	$ (0.38)	$ (0.33)	$ (0.34)	$ (0.34)	$ (0.35)	$ (0.35)
From net realized gain	(0.88)	(0.10)	(0.15)	(0.56)	(1.16)	(0.06)
Total distributions	$ (1.26)	$ (0.43)	$ (0.49)	$ (0.90)	$ (1.51)	$ (0.41)
Net asset value — End of period	$ 30.36	$ 30.72	$ 23.00	$ 23.38	$ 23.60	$ 23.02
Total Return(2)	2.89% (3)	35.76%	0.35%	3.18%	9.30%	16.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$103,292	$87,085	$47,993	$52,888	$44,047	$33,233
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.60% (5)	0.61%	0.63%	0.68%	0.71%	0.84%
Net expenses	0.49% (5)	0.49%	0.49%	0.51%	0.57%	0.57%
Net investment income	1.60% (5)	1.59%	2.07%	1.95%	1.80%	2.09%
Portfolio Turnover	9% (3)	34%	32%	39%	67%	73%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
19
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 30.92	$ 23.16	$ 23.53	$ 23.74	$ 23.12	$ 20.18
Income (Loss) From Operations
Net investment income(1)	$ 0.29	$ 0.54	$ 0.52	$ 0.50	$ 0.50	$ 0.53
Net realized and unrealized gain (loss)	0.67	7.72	(0.35)	0.25	1.67	2.89
Total income from operations	$ 0.96	$ 8.26	$ 0.17	$ 0.75	$ 2.17	$ 3.42
Less Distributions
From net investment income	$ (0.45)	$ (0.40)	$ (0.39)	$ (0.40)	$ (0.39)	$ (0.42)
From net realized gain	(0.88)	(0.10)	(0.15)	(0.56)	(1.16)	(0.06)
Total distributions	$ (1.33)	$ (0.50)	$ (0.54)	$ (0.96)	$ (1.55)	$ (0.48)
Net asset value — End of period	$ 30.55	$ 30.92	$ 23.16	$ 23.53	$ 23.74	$ 23.12
Total Return(2)	3.06% (3)	36.03%	0.63%	3.46%	9.67%	17.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,716,607	$1,524,045	$668,670	$368,993	$254,809	$85,240
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.35% (5)	0.36%	0.38%	0.43%	0.47%	0.46%
Net expenses	0.24% (5)	0.24%	0.24%	0.23%	0.22%	0.22%
Net investment income	1.85% (5)	1.83%	2.31%	2.22%	2.15%	2.43%
Portfolio Turnover	9% (3)	34%	32%	39%	67%	73%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
20
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Financial Highlights — continued

Class R6
Period Ended March 31, 2022(1) (Unaudited)
Net asset value — Beginning of period	$ 31.03
Income (Loss) From Operations
Net investment income(2)	$ 0.10
Net realized and unrealized loss	(0.58) (3)
Total loss from operations	$ (0.48)
Net asset value — End of period	$30.55
Total Return(4)	(1.55)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 10
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.30% (7)
Net expenses	0.19% (7)
Net investment income	1.98% (7)
Portfolio Turnover	9% (5)(8)

(1)	For the period from the commencement of operations, February 1, 2022, to March 31, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	For the six months ended March 31, 2022.
21
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Value Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
22

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,810,823,942(1)	$ —	$ —	$ 1,810,823,942
Short-Term Investments:
Affiliated Fund	—	6,265,731	—	6,265,731
Securities Lending Collateral	5,038,860	—	—	5,038,860
Total Investments	$1,815,862,802	$6,265,731	$ —	$1,822,128,533

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2022, the investment advisory fee amounted to $1,071,430. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
23

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.19% for Class A, Class I and Class R6, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, CRM waived or reimbursed expenses of $1,011,605.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $1,071,428.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $121,265 for Class A shares.
The Fund was informed that EVD received $31,827 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2022.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $5,580 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $345,202,821 and $165,597,665, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,537,362,675
Gross unrealized appreciation	$ 340,427,198
Gross unrealized depreciation	(55,661,340)
Net unrealized appreciation	$ 284,765,858
5  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund's assets to the extent of any overdraft. At March 31, 2022, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $62,837. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2022. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022. The Fund’s average overdraft advances during the six months ended March 31, 2022 were not significant.
24

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with SSBT, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2022, the total value of securities on loan was $10,591,205 and the total value of collateral received was $11,112,089, comprised of cash of $5,038,860 and U.S. government and/or agencies securities of $6,073,229.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$5,038,860	$ —	$ —	$ —	$5,038,860
The carrying amount of the liability for deposits for securities loaned at March 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2022. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
8  Affiliated Funds
At March 31, 2022, the value of the Fund’s investment in affiliated funds was $6,265,731, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$2,904,666	$170,812,087	$(167,450,266)	$(637)	$(119)	$6,265,731	$1,700	6,266,358
25

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	745,188	$ 23,272,025	1,412,939	$ 41,232,135
Reinvestment of distributions	108,692	3,332,500	33,486	882,678
Shares redeemed	(287,377)	(9,026,952)	(697,897)	(20,430,053)
Net increase	566,503	$ 17,577,573	748,528	$ 21,684,760
Class I
Shares sold	12,799,715	$ 402,196,353	26,818,715	$ 776,795,889
Reinvestment of distributions	1,789,057	55,156,619	448,118	11,870,655
Shares redeemed	(7,681,249)	(237,946,552)	(6,861,149)	(201,746,184)
Net increase	6,907,523	$ 219,406,420	20,405,684	$ 586,920,360
Class R6(1)
Shares sold	322	$ 10,000	—	$ —
Net increase	322	$ 10,000	—	$ —

(1)	For the period from the commencement of operations, February 1, 2022, to March 31, 2022.
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
26

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
27

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

28

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24192     3.31.22

Calvert
US Mid-Cap Core Responsible Index Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2022
Calvert
US Mid-Cap Core Responsible Index Fund

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	(2.14)%	3.03%	12.59%	12.61%
Class A with 4.75% Maximum Sales Charge	—	—	(6.80)	(1.86)	11.50	11.76
Class I at NAV	10/30/2015	10/30/2015	(2.01)	3.31	12.91	12.95
Class R6 at NAV	02/01/2022	10/30/2015	(2.04)	3.29	12.90	12.95

Russell Midcap® Index	—	—	0.39%	6.92%	12.61%	12.37%
Calvert US Mid-Cap Core Responsible Index	—	—	(1.84)	3.61	13.22	13.30

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.68%	0.43%	0.39%
Net	0.49	0.24	0.20
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Marvell Technology, Inc.	0.7%
Palo Alto Networks, Inc.	0.7
Synopsys, Inc.	0.6
DexCom, Inc.	0.6
Cognizant Technology Solutions Corp., Class A	0.6
O'Reilly Automotive, Inc.	0.6
Cadence Design Systems, Inc.	0.5
Paychex, Inc.	0.5
Amphenol Corp., Class A	0.5
Travelers Cos., Inc. (The)	0.5
Total	5.8%

*	Excludes cash and cash equivalents.

3

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Calvert US Mid-Cap Core Responsible Index (the “Calvert Index”) is composed of common stocks of mid-sized companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Mid-size companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts, business development companies and approximately the 200 largest publicly traded U.S. companies. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund's or oldest share class' inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022) for Class A and Class I and (February 1, 2022 to March 31, 2022) for Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual *
Class A	$1,000.00	$ 978.60	$2.42 **	0.49%
Class I	$1,000.00	$ 979.90	$1.18 **	0.24%
Class R6	$1,000.00	$ 990.80	$0.32 **	0.20%
Hypothetical ***
(5% return per year before expenses)
Class A	$1,000.00	$1,022.49	$2.47 **	0.49%
Class I	$1,000.00	$1,023.73	$1.21 **	0.24%
Class R6	$1,000.00	$1,023.93	$1.01 **	0.20%

*	Class R6 had not commenced operations on October 1, 2021. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 59/365 for Class R6 (to reflect the period from the commencement of operations on February 1, 2022 to March 31, 2022). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021 (February 1, 2022 for Class R6).
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
***	Hypothetical expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021 (February 1, 2022 for Class R6).
5

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.5%
Axon Enterprise, Inc.(1)	3,857	$ 531,225
Curtiss-Wright Corp.	2,192	329,151
HEICO Corp.	2,704	415,172
Hexcel Corp.	5,073	301,691
Woodward, Inc.	3,336	416,700
		$ 1,993,939
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	7,433	$ 800,608
Expeditors International of Washington, Inc.	9,680	998,589
GXO Logistics, Inc.(1)	5,739	409,420
		$ 2,208,617
Airlines — 1.0%
Alaska Air Group, Inc.(1)	7,204	$ 417,904
American Airlines Group, Inc.(1)	35,933	655,777
Delta Air Lines, Inc.(1)	33,236	1,315,149
JetBlue Airways Corp.(1)	16,655	248,992
Southwest Airlines Co.(1)	30,633	1,402,991
		$ 4,040,813
Auto Components — 0.5%
Autoliv, Inc.	4,910	$ 375,320
BorgWarner, Inc.	13,387	520,754
Gentex Corp.	13,397	390,791
Lear Corp.	3,349	477,534
		$ 1,764,399
Automobiles — 0.1%
Harley-Davidson, Inc.	8,250	$ 325,050
Thor Industries, Inc.(2)	2,756	216,897
		$ 541,947
Banks — 5.0%
Bank OZK	5,740	$ 245,098
BOK Financial Corp.	1,310	123,075
Citizens Financial Group, Inc.	21,936	994,359
Comerica, Inc.	6,627	599,280
Commerce Bancshares, Inc.	5,817	416,439
Cullen/Frost Bankers, Inc.	3,129	433,085
East West Bancorp, Inc.	7,373	582,614
Fifth Third Bancorp	33,718	1,451,223
First Citizens Bancshares, Inc., Class A	597	397,363
First Financial Bankshares, Inc.	6,463	285,148
Security	Shares	Value
Banks (continued)
First Horizon Corp.	26,152	$ 614,310
First Republic Bank	8,862	1,436,530
Glacier Bancorp, Inc.	5,699	286,546
Huntington Bancshares, Inc.	71,796	1,049,658
KeyCorp	47,826	1,070,346
M&T Bank Corp.	6,645	1,126,327
PacWest Bancorp	5,729	247,092
People's United Financial, Inc.	22,525	450,275
Pinnacle Financial Partners, Inc.	3,852	354,692
Popular, Inc.	4,157	339,793
Prosperity Bancshares, Inc.	4,699	326,017
Regions Financial Corp.	47,675	1,061,245
Signature Bank	2,900	851,121
SouthState Corp.	3,441	280,751
SVB Financial Group(1)	2,854	1,596,670
Synovus Financial Corp.	7,419	363,531
UMB Financial Corp.	2,044	198,595
United Bankshares, Inc.	6,640	231,603
Valley National Bancorp	22,193	288,953
Webster Financial Corp.	9,227	517,819
Western Alliance Bancorp	5,469	452,943
Wintrust Financial Corp.	2,965	275,537
Zions Bancorp NA	7,392	484,620
		$ 19,432,658
Biotechnology — 2.8%
Allakos, Inc.(1)	1,282	$ 7,307
Alnylam Pharmaceuticals, Inc.(1)	6,303	1,029,217
Arrowhead Pharmaceuticals, Inc.(1)	5,642	259,475
Biogen, Inc.(1)	7,326	1,542,856
Biohaven Pharmaceutical Holding Co., Ltd.(1)	3,384	401,241
BioMarin Pharmaceutical, Inc.(1)	9,526	734,455
Blueprint Medicines Corp.(1)	3,214	205,310
Bridgebio Pharma, Inc.(1)(2)	4,427	44,934
Denali Therapeutics, Inc.(1)	4,604	148,111
Exact Sciences Corp.(1)	9,462	661,583
Exelixis, Inc.(1)	17,444	395,455
Halozyme Therapeutics, Inc.(1)	7,233	288,452
Horizon Therapeutics PLC(1)	12,160	1,279,354
Incyte Corp.(1)	9,680	768,786
Ionis Pharmaceuticals, Inc.(1)	7,708	285,504
Mirati Therapeutics, Inc.(1)	2,578	211,963
Natera, Inc.(1)	4,587	186,599
Neurocrine Biosciences, Inc.(1)	4,917	460,969
Sarepta Therapeutics, Inc.(1)	4,227	330,213
Seagen, Inc.(1)	7,256	1,045,227
Ultragenyx Pharmaceutical, Inc.(1)	3,238	235,143

6
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
United Therapeutics Corp.(1)	2,475	$ 444,040
Vir Biotechnology, Inc.(1)	3,347	86,085
		$ 11,052,279
Building Products — 1.8%
Advanced Drainage Systems, Inc.	3,461	$ 411,201
Allegion PLC	5,212	572,173
Armstrong World Industries, Inc.	2,327	209,453
AZEK Co., Inc. (The)(1)	7,438	184,760
Carlisle Cos., Inc.	3,344	822,356
Carrier Global Corp.	41,019	1,881,542
Fortune Brands Home & Security, Inc.	6,340	470,935
Lennox International, Inc.	1,899	489,676
Masco Corp.	11,834	603,534
Owens Corning	7,235	662,003
Trex Co., Inc.(1)	5,211	340,435
UFP Industries, Inc.	2,704	208,641
Zurn Water Solutions Corp.	7,537	266,810
		$ 7,123,519
Capital Markets — 4.6%
Affiliated Managers Group, Inc.	2,026	$ 285,565
Ameriprise Financial, Inc.	5,452	1,637,563
Ares Management Corp., Class A	8,041	653,170
Cboe Global Markets, Inc.	5,550	635,031
Evercore, Inc., Class A	1,984	220,859
FactSet Research Systems, Inc.	2,198	954,262
Franklin Resources, Inc.	14,369	401,182
Hamilton Lane, Inc., Class A	1,885	145,692
Houlihan Lokey, Inc.	2,425	212,915
Interactive Brokers Group, Inc., Class A	4,698	309,645
Invesco, Ltd.	17,299	398,915
Jefferies Financial Group, Inc.	10,898	357,999
KKR & Co., Inc.	27,718	1,620,671
Lazard, Ltd., Class A	5,255	181,298
LPL Financial Holdings, Inc.	4,031	736,383
MarketAxess Holdings, Inc.	1,935	658,287
Morningstar, Inc.	1,562	426,692
MSCI, Inc.	3,777	1,899,378
Nasdaq, Inc.	5,802	1,033,916
Northern Trust Corp.	10,548	1,228,315
Raymond James Financial, Inc.	9,588	1,053,817
SEI Investments Co.	5,895	354,938
State Street Corp.	18,203	1,585,845
Stifel Financial Corp.	5,098	346,154
Tradeweb Markets, Inc., Class A	5,591	491,281
Security	Shares	Value
Capital Markets (continued)
Virtu Financial, Inc., Class A	5,167	$ 192,316
		$ 18,022,089
Chemicals — 1.8%
Ashland Global Holdings, Inc.	3,334	$ 328,099
Avient Corp.	5,200	249,600
Axalta Coating Systems, Ltd.(1)	12,435	305,652
Celanese Corp.	6,386	912,368
Eastman Chemical Co.	7,934	889,084
FMC Corp.	7,403	974,013
Huntsman Corp.	10,728	402,407
International Flavors & Fragrances, Inc.	12,588	1,653,182
Mosaic Co. (The)	20,470	1,361,255
		$ 7,075,660
Commercial Services & Supplies — 1.7%
Cintas Corp.	4,290	$ 1,824,923
Clean Harbors, Inc.(1)	3,846	429,368
Copart, Inc.(1)	10,385	1,303,006
IAA, Inc.(1)	6,136	234,702
MSA Safety, Inc.	2,156	286,101
Republic Services, Inc.	10,872	1,440,540
Stericycle, Inc.(1)	7,329	431,825
Tetra Tech, Inc.	4,048	667,677
		$ 6,618,142
Communications Equipment — 1.5%
Arista Networks, Inc.(1)	11,930	$ 1,658,031
Ciena Corp.(1)	8,103	491,285
F5, Inc.(1)	3,194	667,386
Juniper Networks, Inc.	17,073	634,433
Lumentum Holdings, Inc.(1)	3,840	374,784
Motorola Solutions, Inc.	8,110	1,964,242
		$ 5,790,161
Construction & Engineering — 0.8%
AECOM	9,796	$ 752,431
EMCOR Group, Inc.	4,115	463,472
MasTec, Inc.(1)	4,840	421,564
Quanta Services, Inc.	8,194	1,078,412
Valmont Industries, Inc.	1,171	279,401
		$ 2,995,280
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	3,223	$ 1,240,500

7
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction Materials (continued)
Vulcan Materials Co.	7,000	$ 1,285,900
		$ 2,526,400
Consumer Finance — 1.0%
Ally Financial, Inc.	17,396	$ 756,378
Credit Acceptance Corp.(1)	443	243,814
Discover Financial Services	14,216	1,566,461
OneMain Holdings, Inc.	6,383	302,618
SLM Corp.	13,711	251,734
Synchrony Financial	26,921	937,120
		$ 4,058,125
Containers & Packaging — 1.7%
AptarGroup, Inc.	3,785	$ 444,738
Avery Dennison Corp.	4,782	831,925
Ball Corp.	16,320	1,468,800
Berry Global Group, Inc.(1)	7,531	436,497
Crown Holdings, Inc.	7,330	916,910
Graphic Packaging Holding Co.	18,283	366,391
Packaging Corp. of America	5,277	823,792
Silgan Holdings, Inc.	4,417	204,198
Sonoco Products Co.	5,395	337,511
WestRock Co.	14,711	691,858
		$ 6,522,620
Distributors — 0.6%
Genuine Parts Co.	6,855	$ 863,867
LKQ Corp.	13,161	597,641
Pool Corp.	1,847	781,004
		$ 2,242,512
Diversified Consumer Services — 0.5%
ADT, Inc.	6,957	$ 52,803
Bright Horizons Family Solutions, Inc.(1)	3,136	416,116
Chegg, Inc.(1)	8,296	300,979
Service Corp. International	9,806	645,431
Terminix Global Holdings, Inc.(1)	7,906	360,751
		$ 1,776,080
Diversified Financial Services — 0.2%
Equitable Holdings, Inc.	19,627	$ 606,671
Voya Financial, Inc.	5,223	346,546
		$ 953,217
Diversified Telecommunication Services — 0.2%
Iridium Communications, Inc.(1)	5,589	$ 225,348
Security	Shares	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.	55,876	$ 629,723
		$ 855,071
Electric Utilities — 1.3%
Alliant Energy Corp.	15,215	$ 950,633
Avangrid, Inc.	5,424	253,518
Eversource Energy	17,482	1,541,738
Hawaiian Electric Industries, Inc.	8,508	359,973
Xcel Energy, Inc.	26,357	1,902,185
		$ 5,008,047
Electrical Equipment — 1.8%
Acuity Brands, Inc.	1,975	$ 373,868
AMETEK, Inc.	11,680	1,555,542
Generac Holdings, Inc.(1)	3,484	1,035,654
Hubbell, Inc.	3,212	590,269
nVent Electric PLC	9,571	332,879
Regal Rexnord Corp.	3,811	567,001
Rockwell Automation, Inc.	5,799	1,623,894
Sensata Technologies Holding PLC(1)	9,327	474,278
Sunrun, Inc.(1)	11,571	351,411
Vertiv Holdings Co.	18,207	254,898
		$ 7,159,694
Electronic Equipment, Instruments & Components — 2.9%
Amphenol Corp., Class A	27,958	$ 2,106,635
Arrow Electronics, Inc.(1)	3,253	385,903
Coherent, Inc.(1)	1,246	340,607
Corning, Inc.	38,296	1,413,505
II-VI, Inc.(1)(2)	5,936	430,301
IPG Photonics Corp.(1)	1,997	219,191
Jabil, Inc.	7,420	458,037
Keysight Technologies, Inc.(1)	9,829	1,552,687
Littelfuse, Inc.	1,382	344,685
National Instruments Corp.	7,382	299,635
Novanta, Inc.(1)	1,983	282,161
TD SYNNEX Corp.	1,967	203,014
Teledyne Technologies, Inc.(1)	2,594	1,226,002
Trimble, Inc.(1)	14,388	1,037,950
Zebra Technologies Corp., Class A(1)	2,854	1,180,700
		$ 11,481,013
Energy Equipment & Services — 0.4%
Baker Hughes Co.	46,792	$ 1,703,697
		$ 1,703,697

8
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment — 1.3%
AMC Entertainment Holdings, Inc., Class A(1)	32,211	$ 793,679
Electronic Arts, Inc.	13,016	1,646,654
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,656	104,543
Live Nation Entertainment, Inc.(1)	7,970	937,591
Take-Two Interactive Software, Inc.(1)	5,898	906,758
Warner Music Group Corp., Class A	7,708	291,748
Zynga, Inc., Class A(1)	57,773	533,823
		$ 5,214,796
Food & Staples Retailing — 1.0%
Albertsons Cos., Inc., Class A	5,276	$ 175,427
BJ's Wholesale Club Holdings, Inc.(1)	6,687	452,108
Casey's General Stores, Inc.	2,178	431,614
Kroger Co. (The)	35,768	2,052,010
Performance Food Group Co.(1)	8,592	437,419
US Foods Holding Corp.(1)	12,553	472,370
		$ 4,020,948
Food Products — 3.2%
Beyond Meat, Inc.(1)(2)	2,976	$ 143,771
Bunge, Ltd.	7,872	872,296
Campbell Soup Co.	11,880	529,492
Conagra Brands, Inc.	27,442	921,228
Darling Ingredients, Inc.(1)	9,224	741,425
Flowers Foods, Inc.	11,276	289,906
Freshpet, Inc.(1)	2,329	239,049
General Mills, Inc.	28,707	1,944,038
Hershey Co. (The)	7,329	1,587,681
Hormel Foods Corp.	15,710	809,693
Ingredion, Inc.	3,476	302,933
JM Smucker Co. (The)	6,049	819,095
Kellogg Co.	14,042	905,569
Lamb Weston Holdings, Inc.	8,178	489,944
Lancaster Colony Corp.	1,044	155,713
McCormick & Co., Inc.	13,771	1,374,346
Post Holdings, Inc.(1)	2,917	202,031
		$ 12,328,210
Health Care Equipment & Supplies — 4.0%
ABIOMED, Inc.(1)	2,375	$ 786,695
Cooper Cos., Inc. (The)	2,670	1,114,965
DENTSPLY SIRONA, Inc.	11,971	589,213
DexCom, Inc.(1)	4,579	2,342,616
Envista Holdings Corp.(1)	8,665	422,072
Globus Medical, Inc., Class A(1)	5,341	394,059
Hologic, Inc.(1)	13,452	1,033,383
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Insulet Corp.(1)	3,635	$ 968,328
Integra LifeSciences Holdings Corp.(1)	3,840	246,758
Masimo Corp.(1)	2,758	401,399
Neogen Corp.(1)	6,204	191,331
Nevro Corp.(1)	1,711	123,757
Novocure, Ltd.(1)	4,672	387,075
Penumbra, Inc.(1)	1,826	405,609
Quidel Corp.(1)	1,786	200,854
ResMed, Inc.	7,059	1,711,878
STAAR Surgical Co.(1)	2,320	185,391
STERIS PLC	5,276	1,275,579
Tandem Diabetes Care, Inc.(1)	3,418	397,479
Teleflex, Inc.	2,480	879,978
Zimmer Biomet Holdings, Inc.	10,755	1,375,565
Zimvie, Inc.	1,016	23,206
		$ 15,457,190
Health Care Providers & Services — 1.8%
1Life Healthcare, Inc.(1)	9,590	$ 106,257
Amedisys, Inc.(1)	1,700	292,893
Chemed Corp.	833	421,956
DaVita, Inc.(1)	3,499	395,772
Encompass Health Corp.	5,473	389,185
Guardant Health, Inc.(1)	4,856	321,661
HealthEquity, Inc.(1)	4,137	278,999
Henry Schein, Inc.(1)	7,262	633,174
Laboratory Corp. of America Holdings(1)	4,863	1,282,179
LHC Group, Inc.(1)	1,575	265,545
Molina Healthcare, Inc.(1)	3,061	1,021,119
Progyny, Inc.(1)	3,859	198,353
Quest Diagnostics, Inc.	6,464	884,663
R1 RCM, Inc.(1)	7,642	204,500
Select Medical Holdings Corp.	6,017	144,348
		$ 6,840,604
Health Care Technology — 0.6%
Cerner Corp.	13,752	$ 1,286,637
Change Healthcare, Inc.(1)	12,799	279,018
GoodRx Holdings, Inc., Class A(1)	2,667	51,553
Omnicell, Inc.(1)	2,378	307,928
Teladoc Health, Inc.(1)	8,055	581,007
		$ 2,506,143
Hotels, Restaurants & Leisure — 3.6%
Aramark	14,471	$ 544,110
Chipotle Mexican Grill, Inc.(1)	1,318	2,085,115

9
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc.	2,337	$ 331,293
Darden Restaurants, Inc.	6,984	928,523
Domino's Pizza, Inc.	2,033	827,451
Expedia Group, Inc.(1)	7,411	1,450,110
Hilton Worldwide Holdings, Inc.(1)	13,040	1,978,689
Hyatt Hotels Corp., Class A(1)	3,155	301,145
Marriott Vacations Worldwide Corp.	2,498	393,935
Planet Fitness, Inc., Class A(1)	5,069	428,229
Royal Caribbean Cruises, Ltd.(1)	12,278	1,028,651
Texas Roadhouse, Inc.	3,799	318,090
Travel + Leisure Co.	5,330	308,820
Vail Resorts, Inc.	2,574	669,935
Wendy's Co. (The)	9,237	202,937
Wyndham Hotels & Resorts, Inc.	5,872	497,300
Yum! Brands, Inc.	14,092	1,670,325
		$ 13,964,658
Household Durables — 1.7%
D.R. Horton, Inc.	16,413	$ 1,222,933
Helen of Troy, Ltd.(1)	1,157	226,587
Leggett & Platt, Inc.	5,977	208,000
Lennar Corp., Class A	14,073	1,142,305
Mohawk Industries, Inc.(1)	2,628	326,397
Newell Brands, Inc.	18,881	404,242
NVR, Inc.(1)	184	821,978
PulteGroup, Inc.	15,993	670,107
Tempur Sealy International, Inc.	8,252	230,396
Toll Brothers, Inc.	9,148	430,139
TopBuild Corp.(1)	2,544	461,456
Whirlpool Corp.	2,667	460,804
		$ 6,605,344
Household Products — 0.5%
Church & Dwight Co., Inc.	11,803	$ 1,172,982
Clorox Co. (The)	6,010	835,570
Reynolds Consumer Products, Inc.	2,810	82,446
		$ 2,090,998
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The)	40,852	$ 1,051,122
Brookfield Renewable Corp., Class A	13,620	596,556
Clearway Energy, Inc., Class C	6,024	219,936
		$ 1,867,614
Insurance — 3.9%
Aflac, Inc.	28,811	$ 1,855,140
Security	Shares	Value
Insurance (continued)
Alleghany Corp.(1)	682	$ 577,654
American Financial Group, Inc.	3,326	484,332
Arch Capital Group, Ltd.(1)	18,856	913,008
Assurant, Inc.	2,887	524,943
Brown & Brown, Inc.	13,802	997,471
Enstar Group, Ltd.(1)	582	151,989
Erie Indemnity Co., Class A	1,247	219,634
Everest Re Group, Ltd.	2,025	610,294
First American Financial Corp.	5,364	347,694
Globe Life, Inc.	4,777	480,566
Hanover Insurance Group, Inc. (The)	1,789	267,491
Hartford Financial Services Group, Inc. (The)	16,754	1,203,105
Kemper Corp.	2,727	154,185
Lincoln National Corp.	8,111	530,135
Primerica, Inc.	2,128	291,153
Principal Financial Group, Inc.	13,495	990,668
Reinsurance Group of America, Inc.	3,450	377,637
RenaissanceRe Holdings, Ltd.	2,307	365,683
RLI Corp.	2,165	239,514
Travelers Cos., Inc. (The)	11,443	2,090,979
Unum Group	9,643	303,851
Willis Towers Watson PLC	5,967	1,409,525
		$ 15,386,651
Interactive Media & Services — 0.8%
Angi, Inc.(1)	2,036	$ 11,544
IAC/InterActiveCorp. (1)	4,411	442,335
Match Group, Inc.(1)	14,018	1,524,317
TripAdvisor, Inc.(1)	5,348	145,038
Ziff Davis, Inc.(1)	2,292	221,820
ZoomInfo Technologies, Inc., Class A(1)	15,528	927,643
		$ 3,272,697
Internet & Direct Marketing Retail — 0.4%
Chewy, Inc., Class A(1)(2)	3,901	$ 159,083
Etsy, Inc.(1)	6,209	771,654
Qurate Retail, Inc., Series A	13,418	63,870
Stitch Fix, Inc., Class A(1)	2,774	27,934
Wayfair, Inc., Class A(1)	3,631	402,242
		$ 1,424,783
IT Services — 3.8%
Akamai Technologies, Inc.(1)	8,606	$ 1,027,470
Alliance Data Systems Corp.	2,299	129,089
Amdocs, Ltd.	6,883	565,851
Broadridge Financial Solutions, Inc.	6,161	959,329

10
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Cognizant Technology Solutions Corp., Class A	24,585	$ 2,204,537
Concentrix Corp.	2,313	385,253
DXC Technology Co.(1)	13,187	430,292
EPAM Systems, Inc.(1)	2,895	858,686
Euronet Worldwide, Inc.(1)	2,613	340,082
Fastly, Inc., Class A(1)	4,754	82,625
Gartner, Inc.(1)	4,305	1,280,565
Genpact, Ltd.	9,138	397,594
Jack Henry & Associates, Inc.	3,961	780,515
MAXIMUS, Inc.	3,694	276,865
Okta, Inc.(1)	7,429	1,121,482
Paychex, Inc.	15,491	2,114,057
Switch, Inc., Class A	9,701	298,985
TTEC Holdings, Inc.	974	80,375
VeriSign, Inc.(1)	5,294	1,177,703
WEX, Inc.(1)	2,275	405,974
		$ 14,917,329
Leisure Products — 0.4%
Brunswick Corp.	4,152	$ 335,855
Callaway Golf Co.(1)	5,620	131,621
Hasbro, Inc.	6,014	492,667
Mattel, Inc.(1)	16,597	368,619
YETI Holdings, Inc.(1)	3,911	234,582
		$ 1,563,344
Life Sciences Tools & Services — 2.8%
10X Genomics, Inc., Class A(1)	4,395	$ 334,328
Adaptive Biotechnologies Corp.(1)	5,062	70,261
Avantor, Inc.(1)	31,342	1,059,986
Azenta, Inc.	3,700	306,656
Bio-Rad Laboratories, Inc., Class A(1)	1,146	645,462
Bio-Techne Corp.	2,131	922,808
Bruker Corp.	5,585	359,116
Charles River Laboratories International, Inc.(1)	2,620	744,001
Medpace Holdings, Inc.(1)	1,573	257,327
Mettler-Toledo International, Inc.(1)	1,119	1,536,600
NeoGenomics, Inc.(1)	6,574	79,874
PerkinElmer, Inc.	6,746	1,176,907
Repligen Corp.(1)	2,683	504,645
Syneos Health, Inc.(1)	5,754	465,786
Waters Corp.(1)	3,186	988,903
West Pharmaceutical Services, Inc.	3,748	1,539,341
		$ 10,992,001
Security	Shares	Value
Machinery — 5.8%
AGCO Corp.	3,567	$ 520,889
Chart Industries, Inc.(1)	2,066	354,877
CNH Industrial NV	58,352	925,463
Colfax Corp.(1)	8,322	331,132
Crane Co.	2,975	322,133
Cummins, Inc.	7,103	1,456,896
Donaldson Co., Inc.	6,993	363,147
Dover Corp.	7,560	1,186,164
Flowserve Corp.	7,555	271,225
Fortive Corp.	18,720	1,140,610
Gates Industrial Corp. PLC(1)	4,923	74,140
Graco, Inc.	9,967	694,899
IDEX Corp.	4,507	864,127
Ingersoll Rand, Inc.	22,348	1,125,222
ITT, Inc.	4,773	358,977
John Bean Technologies Corp.	1,862	220,591
Lincoln Electric Holdings, Inc.	3,263	449,674
Middleby Corp. (The)(1)	3,171	519,854
Nordson Corp.	3,102	704,402
Oshkosh Corp.	3,739	376,330
Otis Worldwide Corp.	20,950	1,612,103
PACCAR, Inc.	17,040	1,500,713
Parker-Hannifin Corp.	6,166	1,749,664
Pentair PLC	9,877	535,432
RBC Bearings, Inc.(1)	1,608	311,759
Snap-on, Inc.	2,645	543,495
Stanley Black & Decker, Inc.	8,210	1,147,676
Timken Co. (The)	3,632	220,462
Toro Co. (The)	6,218	531,577
Watts Water Technologies, Inc., Class A	1,531	213,712
Westinghouse Air Brake Technologies Corp.	10,102	971,509
Xylem, Inc.	10,638	906,996
		$ 22,505,850
Media — 1.5%
Altice USA, Inc., Class A(1)	9,628	$ 120,157
Cable One, Inc.	251	367,524
Discovery, Inc., Class A(1)	11,287	281,272
Interpublic Group of Cos., Inc. (The)	23,349	827,722
Liberty Broadband Corp., Class C(1)	8,306	1,123,968
Loyalty Ventures, Inc.(1)	919	15,191
New York Times Co. (The), Class A	9,926	455,008
Omnicom Group, Inc.	11,921	1,011,855
Paramount Global, Class B	32,845	1,241,869
Sirius XM Holdings, Inc.	57,427	380,167
		$ 5,824,733

11
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining — 0.9%
Nucor Corp.	13,162	$ 1,956,531
Reliance Steel & Aluminum Co.	4,033	739,451
Steel Dynamics, Inc.	11,805	984,891
		$ 3,680,873
Multiline Retail — 0.3%
Kohl's Corp.	6,798	$ 411,007
Macy's, Inc.	13,437	327,325
Nordstrom, Inc.	5,840	158,323
Ollie's Bargain Outlet Holdings, Inc.(1)	2,393	102,803
		$ 999,458
Multi-Utilities — 1.1%
Ameren Corp.	13,811	$ 1,294,920
CMS Energy Corp.	16,300	1,140,022
Consolidated Edison, Inc.	17,743	1,679,907
		$ 4,114,849
Oil, Gas & Consumable Fuels — 0.1%
New Fortress Energy, Inc.(2)	8,365	$ 356,433
		$ 356,433
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	3,987	$ 247,672
		$ 247,672
Personal Products — 0.1%
BellRing Brands, Inc.(1)	3,698	$ 85,350
Coty, Inc., Class A(1)	16,940	152,290
		$ 237,640
Pharmaceuticals — 0.8%
Catalent, Inc.(1)	9,266	$ 1,027,599
Elanco Animal Health, Inc.(1)	23,840	621,986
Jazz Pharmaceuticals PLC(1)	3,319	516,669
Perrigo Co. PLC	7,097	272,738
Reata Pharmaceuticals, Inc., Class A(1)	1,449	47,469
Royalty Pharma PLC, Class A	18,975	739,266
		$ 3,225,727
Professional Services — 2.2%
ASGN, Inc.(1)	3,153	$ 367,987
Booz Allen Hamilton Holding Corp.	8,391	737,065
CoStar Group, Inc.(1)	20,657	1,375,963
Dun & Bradstreet Holdings, Inc.(1)	8,774	153,721
Exponent, Inc.	3,108	335,819
Security	Shares	Value
Professional Services (continued)
FTI Consulting, Inc.(1)	2,069	$ 325,288
ManpowerGroup, Inc.	3,336	313,317
Nielsen Holdings PLC	22,364	609,195
Robert Half International, Inc.	6,682	762,951
Science Applications International Corp.	2,822	260,104
TransUnion	11,001	1,136,843
TriNet Group, Inc.(1)	2,621	257,802
Upwork, Inc.(1)	7,619	177,066
Verisk Analytics, Inc.	8,137	1,746,444
		$ 8,559,565
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A(1)	16,134	$ 1,476,584
eXp World Holdings, Inc.(2)	5,361	113,492
Howard Hughes Corp. (The)(1)	3,258	337,561
Jones Lang LaSalle, Inc.(1)	3,266	782,076
Redfin Corp.(1)	7,168	129,311
Zillow Group, Inc., Class C(1)	9,223	454,602
		$ 3,293,626
Road & Rail — 1.2%
Avis Budget Group, Inc.(1)	2,262	$ 595,585
J.B. Hunt Transport Services, Inc.	4,685	940,701
Knight-Swift Transportation Holdings, Inc.	8,292	418,414
Landstar System, Inc.	2,197	331,373
Old Dominion Freight Line, Inc.	4,987	1,489,517
Saia, Inc.(1)	1,507	367,437
XPO Logistics, Inc.(1)	5,702	415,106
		$ 4,558,133
Semiconductors & Semiconductor Equipment — 3.8%
Allegro MicroSystems, Inc.(1)	2,487	$ 70,631
Amkor Technology, Inc.	6,095	132,383
Enphase Energy, Inc.(1)	7,056	1,423,760
Entegris, Inc.	7,354	965,286
First Solar, Inc.(1)	5,463	457,472
Lattice Semiconductor Corp.(1)	7,548	460,051
Marvell Technology, Inc.	38,226	2,741,186
MKS Instruments, Inc.	3,197	479,550
Monolithic Power Systems, Inc.	2,364	1,148,147
ON Semiconductor Corp.(1)	21,568	1,350,372
Power Integrations, Inc.	2,964	274,704
Qorvo, Inc.(1)	5,960	739,636
Silicon Laboratories, Inc.(1)	2,128	319,626
Skyworks Solutions, Inc.	8,761	1,167,666
SolarEdge Technologies, Inc.(1)	2,974	958,728

12
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	9,065	$ 1,071,755
Universal Display Corp.	2,282	380,980
Wolfspeed, Inc.(1)	6,463	735,877
		$ 14,877,810
Software — 8.4%
Altair Engineering, Inc., Class A(1)	2,476	$ 159,454
Alteryx, Inc., Class A(1)	3,113	222,673
Anaplan, Inc.(1)	7,392	480,850
ANSYS, Inc.(1)	4,458	1,416,084
Appfolio, Inc., Class A(1)	960	108,682
Appian Corp.(1)	2,235	135,933
Aspen Technology, Inc.(1)	3,575	591,198
Avalara, Inc.(1)	4,349	432,769
Bill.com Holdings, Inc.(1)	5,199	1,179,081
Black Knight, Inc.(1)	7,965	461,890
Blackline, Inc.(1)	3,096	226,689
Cadence Design Systems, Inc.(1)	13,003	2,138,473
CDK Global, Inc.	6,369	310,043
Citrix Systems, Inc.	6,816	687,734
Consensus Cloud Solutions, Inc.(1)	649	39,024
Coupa Software, Inc.(1)	4,128	419,529
DocuSign, Inc.(1)	10,382	1,112,120
Dolby Laboratories, Inc., Class A	3,612	282,531
Dropbox, Inc., Class A(1)	15,675	364,444
Duck Creek Technologies, Inc.(1)	4,449	98,412
Dynatrace, Inc.(1)	10,292	484,753
Elastic NV(1)	3,836	341,212
Fair Isaac Corp.(1)	1,646	767,793
Five9, Inc.(1)	3,576	394,790
Guidewire Software, Inc.(1)	4,625	437,617
HubSpot, Inc.(1)	2,388	1,134,157
Manhattan Associates, Inc.(1)	3,456	479,382
MicroStrategy, Inc., Class A(1)	503	244,619
nCino, Inc.(1)	3,473	142,324
NCR Corp.(1)	7,550	303,434
NortonLifeLock, Inc.	31,519	835,884
Nutanix, Inc., Class A(1)	11,115	298,104
Palo Alto Networks, Inc.(1)(2)	4,381	2,727,216
Paycom Software, Inc.(1)	2,797	968,825
Paylocity Holding Corp.(1)	2,119	436,027
Pegasystems, Inc.	2,251	181,543
PTC, Inc.(1)	5,785	623,160
Q2 Holdings, Inc.(1)	3,120	192,348
Rapid7, Inc.(1)	2,886	321,039
RingCentral, Inc., Class A(1)	4,568	535,415
Smartsheet, Inc., Class A(1)	6,792	372,066
Security	Shares	Value
Software (continued)
Splunk, Inc.(1)	7,939	$ 1,179,815
SS&C Technologies Holdings, Inc.	11,910	893,488
Synopsys, Inc.(1)	7,096	2,364,884
Teradata Corp.(1)	5,370	264,687
Trade Desk, Inc. (The), Class A(1)	21,290	1,474,332
Tyler Technologies, Inc.(1)	2,247	999,668
Varonis Systems, Inc.(1)	5,925	281,675
Workiva, Inc.(1)	2,375	280,250
Zendesk, Inc.(1)	6,418	772,021
Zscaler, Inc.(1)	4,439	1,071,042
		$ 32,671,183
Specialty Retail — 3.5%
Advance Auto Parts, Inc.	2,860	$ 591,906
American Eagle Outfitters, Inc.	6,855	115,164
AutoNation, Inc.(1)	1,935	192,687
AutoZone, Inc.(1)	989	2,022,090
Bath & Body Works, Inc.	12,339	589,804
Bed Bath & Beyond, Inc.(1)(2)	5,182	116,750
Best Buy Co., Inc.	10,499	954,359
Burlington Stores, Inc.(1)	3,204	583,673
CarMax, Inc.(1)(2)	7,952	767,209
Dick's Sporting Goods, Inc.	3,024	302,460
Five Below, Inc.(1)	2,569	406,853
Floor & Decor Holdings, Inc., Class A(1)	5,103	413,343
Foot Locker, Inc.	4,154	123,208
GameStop Corp., Class A(1)	3,130	521,395
Gap, Inc. (The)	9,385	132,141
Leslie's, Inc.(1)(2)	5,618	108,764
Lithia Motors, Inc., Class A	1,343	403,061
O'Reilly Automotive, Inc.(1)	3,133	2,145,980
Penske Automotive Group, Inc.	1,372	128,584
RH (1)	796	259,568
Tractor Supply Co.	5,457	1,273,500
Ulta Beauty, Inc.(1)	2,532	1,008,293
Victoria's Secret & Co.(1)	3,368	172,980
Vroom, Inc.(1)(2)	4,623	12,297
Williams-Sonoma, Inc.	3,455	500,975
		$ 13,847,044
Technology Hardware, Storage & Peripherals — 1.7%
Hewlett Packard Enterprise Co.	69,041	$ 1,153,675
HP, Inc.	52,265	1,897,219
NetApp, Inc.	12,110	1,005,130
Pure Storage, Inc., Class A(1)	14,602	515,597
Seagate Technology Holdings PLC	11,712	1,052,909

13
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.(1)	16,704	$ 829,353
Xerox Holdings Corp.	7,440	150,065
		$ 6,603,948
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings, Ltd.(1)	6,567	$ 337,478
Columbia Sportswear Co.	1,821	164,855
Crocs, Inc.(1)	2,840	216,976
Deckers Outdoor Corp.(1)	1,346	368,494
Hanesbrands, Inc.	16,584	246,936
Levi Strauss & Co., Class A	3,630	71,729
PVH Corp.	3,458	264,917
Ralph Lauren Corp.	2,229	252,858
Skechers USA, Inc., Class A(1)	5,937	241,992
Tapestry, Inc.	13,179	489,600
Under Armour, Inc., Class A(1)	8,054	137,079
VF Corp.	15,802	898,502
		$ 3,691,416
Thrifts & Mortgage Finance — 0.2%
Essent Group, Ltd.	5,509	$ 227,026
MGIC Investment Corp.	15,523	210,337
New York Community Bancorp, Inc.	21,292	228,250
TFS Financial Corp.	2,718	45,119
		$ 710,732
Trading Companies & Distributors — 1.4%
Air Lease Corp.	6,547	$ 292,324
Fastenal Co.	27,865	1,655,181
MSC Industrial Direct Co., Inc., Class A	2,678	228,192
SiteOne Landscape Supply, Inc.(1)	2,087	337,447
United Rentals, Inc.(1)	3,768	1,338,431
Univar Solutions, Inc.(1)	9,772	314,072
W.W. Grainger, Inc.	2,149	1,108,433
WESCO International, Inc.(1)	2,170	282,404
		$ 5,556,484
Water Utilities — 0.6%
American Water Works Co., Inc.	9,286	$ 1,537,112
Essential Utilities, Inc.	16,533	845,332
		$ 2,382,444
Total Common Stocks (identified cost $348,074,839)		$389,344,909

Short-Term Investments — 0.4%
Affiliated Fund — 0.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(3)	973,569	$ 973,472
Total Affiliated Fund (identified cost $973,472)		$ 973,472
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(4)	703,349	$ 703,349
Total Securities Lending Collateral (identified cost $703,349)		$ 703,349
Total Short-Term Investments (identified cost $1,676,821)		$ 1,676,821
Total Investments — 100.0% (identified cost $349,751,660)		$391,021,730
Other Assets, Less Liabilities — 0.0%(5)		$ 100,323
Net Assets — 100.0%		$391,122,053

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $4,758,689.
(3)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Amount is less than 0.05%.

14
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $348,778,188) - including $4,758,689 of securities on loan	$ 390,048,258
Investments in securities of affiliated issuers, at value (identified cost $973,472)	973,472
Receivable for capital shares sold	919,137
Dividends receivable	271,416
Dividends receivable - affiliated	175
Securities lending income receivable	1,147
Receivable from affiliate	59,940
Directors' deferred compensation plan	49,172
Total assets	$392,322,717
Liabilities
Due to custodian	$ 1,962
Payable for capital shares redeemed	274,054
Deposits for securities loaned	703,349
Payable to affiliates:
Investment advisory fee	37,288
Administrative fee	37,288
Distribution and service fees	12,206
Sub-transfer agency fee	7,974
Directors' deferred compensation plan	49,172
Accrued expenses	77,371
Total liabilities	$ 1,200,664
Net Assets	$391,122,053
Sources of Net Assets
Paid-in capital	$ 350,352,399
Distributable earnings	40,769,654
Net Assets	$391,122,053
Class A Shares
Net Assets	$ 58,916,458
Shares Outstanding	1,584,419
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 37.18
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 39.03
Class I Shares
Net Assets	$ 332,195,686
Shares Outstanding	8,851,378
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 37.53
15
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2022
Class R6 Shares
Net Assets	$ 9,909
Shares Outstanding	264
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 37.53

On sales of $50,000 or more, the offering price of Class A shares is reduced.
16
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $1,524)	$ 1,903,370
Dividend income - affiliated issuers	577
Securities lending income, net	7,225
Total investment income	$ 1,911,172
Expenses
Investment advisory fee	$ 210,748
Administrative fee	210,748
Distribution and service fees:
Class A	71,855
Directors' fees and expenses	7,074
Custodian fees	9,561
Transfer agency fees and expenses	144,654
Accounting fees	39,596
Professional fees	14,874
Registration fees	45,834
Reports to shareholders	6,832
Miscellaneous	11,467
Total expenses	$ 773,243
Waiver and/or reimbursement of expenses by affiliate	$ (280,421)
Net expenses	$ 492,822
Net investment income	$ 1,418,350
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 670,453
Investment securities - affiliated issuers	(686)
Net realized gain	$ 669,767
Change in unrealized appreciation (depreciation):
Investment securities	$ (10,241,179)
Investment securities - affiliated issuers	(41)
Net change in unrealized appreciation (depreciation)	$(10,241,220)
Net realized and unrealized loss	$ (9,571,453)
Net decrease in net assets from operations	$ (8,153,103)
17
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,418,350	$ 1,580,285
Net realized gain	669,767	8,373,514
Net change in unrealized appreciation (depreciation)	(10,241,220)	35,190,149
Net increase (decrease) in net assets from operations	$ (8,153,103)	$ 45,143,948
Distributions to shareholders:
Class A	$ (1,543,338)	$ (488,178)
Class I	(8,114,382)	(3,104,130)
Total distributions to shareholders	$ (9,657,720)	$ (3,592,308)
Capital share transactions:
Class A	$ 11,406,852	$ 29,553,392
Class I	83,915,592	144,627,573
Class R6(1)	10,000	—
Net increase in net assets from capital share transactions	$ 95,332,444	$174,180,965
Net increase in net assets	$ 77,521,621	$215,732,605
Net Assets
At beginning of period	$ 313,600,432	$ 97,867,827
At end of period	$391,122,053	$313,600,432

(1)	For the period from the commencement of operations, February 1, 2022, to March 31, 2022.
18
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 39.02	$ 29.17	$ 26.80	$ 27.23	$ 24.44	$ 21.25
Income (Loss) From Operations
Net investment income(1)	$ 0.12	$ 0.22	$ 0.28	$ 0.24	$ 0.25	$ 0.38
Net realized and unrealized gain (loss)	(0.89)	10.47	2.54	(0.02)	3.25	3.22
Total income (loss) from operations	$ (0.77)	$ 10.69	$ 2.82	$ 0.22	$ 3.50	$ 3.60
Less Distributions
From net investment income	$ (0.14)	$ (0.19)	$ (0.18)	$ (0.24)	$ (0.24)	$ (0.16)
From net realized gain	(0.93)	(0.65)	(0.27)	(0.41)	(0.47)	(0.25)
Total distributions	$ (1.07)	$ (0.84)	$ (0.45)	$ (0.65)	$ (0.71)	$ (0.41)
Net asset value — End of period	$ 37.18	$ 39.02	$ 29.17	$ 26.80	$ 27.23	$ 24.44
Total Return(2)	(2.14)% (3)	37.14%	10.60%	1.05%	14.55%	17.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,916	$50,682	$14,803	$12,385	$22,575	$14,339
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.65% (5)	0.68%	0.77%	0.90%	0.94%	1.53%
Net expenses	0.49% (5)	0.49%	0.49%	0.53%	0.57%	0.57%
Net investment income	0.60% (5)	0.57%	1.03%	0.93%	0.95%	1.64%
Portfolio Turnover	5% (3)	26%	31%	57%	39%	63%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
19
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 39.39	$ 29.42	$ 27.04	$ 27.45	$ 24.56	$ 21.31
Income (Loss) From Operations
Net investment income(1)	$ 0.17	$ 0.31	$ 0.34	$ 0.32	$ 0.34	$ 0.52
Net realized and unrealized gain (loss)	(0.90)	10.57	2.57	(0.02)	3.27	3.17
Total income (loss) from operations	$ (0.73)	$ 10.88	$ 2.91	$ 0.30	$ 3.61	$ 3.69
Less Distributions
From net investment income	$ (0.20)	$ (0.26)	$ (0.26)	$ (0.30)	$ (0.25)	$ (0.19)
From net realized gain	(0.93)	(0.65)	(0.27)	(0.41)	(0.47)	(0.25)
Total distributions	$ (1.13)	$ (0.91)	$ (0.53)	$ (0.71)	$ (0.72)	$ (0.44)
Net asset value — End of period	$ 37.53	$ 39.39	$ 29.42	$ 27.04	$ 27.45	$ 24.56
Total Return(2)	(2.01)% (3)	37.49%	10.91%	1.30%	14.96%	17.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$332,196	$262,918	$83,065	$49,221	$46,812	$21,075
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.40% (5)	0.43%	0.52%	0.64%	0.69%	0.87%
Net expenses	0.24% (5)	0.24%	0.24%	0.24%	0.22%	0.22%
Net investment income	0.85% (5)	0.83%	1.27%	1.23%	1.31%	2.21%
Portfolio Turnover	5% (3)	26%	31%	57%	39%	63%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
20
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Financial Highlights — continued

Class R6
Period Ended March 31, 2022(1) (Unaudited)
Net asset value — Beginning of period	$ 37.87
Income (Loss) From Operations
Net investment income(2)	$ 0.07
Net realized and unrealized loss	(0.41)
Total loss from operations	$ (0.34)
Net asset value — End of period	$37.53
Total Return(3)	(0.92)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 10
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.36% (6)
Net expenses	0.20% (6)
Net investment income	1.22% (6)
Portfolio Turnover	5% (4)(7)

(1)	For the period from the commencement of operations, February 1, 2022, to March 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the six months ended March 31, 2022.
21
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Mid-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Mid-Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
22

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$389,344,909 (1)	$ —	$ —	$ 389,344,909
Short-Term Investments:
Affiliated Fund	—	973,472	—	973,472
Securities Lending Collateral	703,349	—	—	703,349
Total Investments	$ 390,048,258	$973,472	$ —	$391,021,730

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended March 31, 2022, the investment advisory fee amounted to $210,748. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
23

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.20% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, CRM waived or reimbursed expenses of $280,421.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $210,748.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $71,855 for Class A shares.
The Fund was informed that EVD received $8,100 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $12,464 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $103,884,850 and $17,173,423, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$351,872,575
Gross unrealized appreciation	$ 56,008,899
Gross unrealized depreciation	(16,859,744)
Net unrealized appreciation	$ 39,149,155
5  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund's assets to the extent of any overdraft. At March 31, 2022, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $1,962. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2022. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022. The Fund’s average overdraft advances during the six months ended March 31, 2022 were not significant.
24

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with SSBT, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2022, the total value of securities on loan was $4,758,689 and the total value of collateral received was $4,876,187, comprised of cash of $703,349 and U.S. government and/or agencies securities of $4,172,838.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$703,349	$ —	$ —	$ —	$703,349
The carrying amount of the liability for deposits for securities loaned at March 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2022. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
8  Affiliated Funds
At March 31, 2022, the value of the Fund’s investment in affiliated funds was $973,472, which represents 0.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$410,422	$68,760,033	$(68,196,256)	$(686)	$(41)	$973,472	$577	973,569
25

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	428,992	$ 16,989,870	963,338	$ 35,900,100
Reinvestment of distributions	37,337	1,463,596	13,726	461,046
Shares redeemed	(180,655)	(7,046,614)	(185,851)	(6,807,754)
Net increase	285,674	$ 11,406,852	791,213	$ 29,553,392
Class I
Shares sold	2,939,703	$112,530,708	4,507,346	$ 169,543,986
Reinvestment of distributions	150,149	5,936,888	78,518	2,657,047
Shares redeemed	(912,693)	(34,552,004)	(735,349)	(27,573,460)
Net increase	2,177,159	$ 83,915,592	3,850,515	$144,627,573
Class R6(1)
Shares sold	264	$ 10,000	—	$ —
Net increase	264	$ 10,000	—	$ —

(1)	For the period from the commencement of operations, February 1, 2022, to March 31, 2022.
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
26

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
27

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

28

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24194     3.31.22

Calvert
International Responsible Index Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2022
Calvert
International Responsible Index Fund

Calvert
International Responsible Index Fund
March 31, 2022
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	(4.53)%	(0.42)%	7.83%	6.98%
Class A with 4.75% Maximum Sales Charge	—	—	(9.08)	(5.13)	6.79	6.17
Class I at NAV	10/30/2015	10/30/2015	(4.42)	(0.15)	8.13	7.30
Class R6 at NAV	02/01/2019	10/30/2015	(4.38)	(0.11)	8.15	7.31

MSCI World ex USA Index	—	—	(1.82)%	3.04%	7.13%	6.48%
Calvert International Responsible Index	—	—	(4.01)	0.90	8.50	7.49

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.67%	0.42%	0.39%
Net	0.54	0.29	0.26
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
International Responsible Index Fund
March 31, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Nestle S.A.	2.0
Samsung Electronics Co., Ltd.	1.7
ASML Holding NV	1.5
Roche Holding AG PC	1.5
Toyota Motor Corp.	1.3
AstraZeneca PLC	1.1
Novartis AG	1.1
Linde PLC	1.0
LVMH Moet Hennessy Louis Vuitton SE	0.9
Total	14.7%

*	Excludes cash and cash equivalents.

3

Calvert
International Responsible Index Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	MSCI World ex USA Index is an unmanaged index of equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Calvert International Responsible Index (the “Calvert Index”) is composed of common stocks of large companies in developed markets, excluding the U.S. Large companies in developed markets are the 1,000 largest publicly traded companies, excluding real estate investment trusts and business development companies, in markets that Calvert Research and Management determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization, by country and by sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

4

Calvert
International Responsible Index Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 954.70	$2.63 **	0.54%
Class I	$1,000.00	$ 955.80	$1.41 **	0.29%
Class R6	$1,000.00	$ 956.20	$1.27 **	0.26%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.24	$2.72 **	0.54%
Class I	$1,000.00	$1,023.49	$1.46 **	0.29%
Class R6	$1,000.00	$1,023.64	$1.31 **	0.26%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
International Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Australia — 5.5%
APA Group	69,160	$ 549,673
ASX, Ltd.	9,943	604,834
Australia & New Zealand Banking Group, Ltd.	137,523	2,817,984
BlueScope Steel, Ltd.	51,976	808,232
Brambles, Ltd.	81,245	599,559
Cochlear, Ltd.	3,664	611,745
Coles Group, Ltd.	81,556	1,090,032
Commonwealth Bank of Australia	70,040	5,515,816
Computershare, Ltd.	24,443	449,240
CSL, Ltd.	22,533	4,498,547
Domino's Pizza Enterprises, Ltd.	4,348	283,028
Endeavour Group, Ltd.	79,782	433,997
Insurance Australia Group, Ltd.	113,499	371,458
Macquarie Group, Ltd.	18,675	2,824,296
Magellan Financial Group, Ltd.(1)	4,082	48,290
National Australia Bank, Ltd.	150,620	3,626,158
Qantas Airways, Ltd.(2)	56,530	218,580
QBE Insurance Group, Ltd.	74,601	639,727
Ramsay Health Care, Ltd.	10,303	498,980
REA Group, Ltd.	2,544	255,034
Reece, Ltd.	13,514	190,271
SEEK, Ltd.	17,700	389,800
Sonic Healthcare, Ltd.	25,134	663,594
Suncorp Group, Ltd.	65,192	540,422
Telstra Corp., Ltd.	221,976	655,819
TPG Telecom, Ltd.	27,646	124,406
Transurban Group	172,009	1,737,970
Wesfarmers, Ltd.	70,317	2,638,615
Westpac Banking Corp.	171,663	3,101,361
WiseTech Global, Ltd.	9,095	342,325
Woolworths Group, Ltd.	77,215	2,143,860
		$ 39,273,653
Austria — 0.2%
Erste Group Bank AG	14,659	$ 534,562
Raiffeisen Bank International AG	4,769	67,706
Verbund AG	3,030	319,980
Voestalpine AG	11,691	347,880
		$ 1,270,128
Belgium — 0.7%
Ageas S.A./NV	5,466	$ 276,324
Anheuser-Busch InBev S.A./NV	35,613	2,129,233
Colruyt S.A.	1,557	64,451
D'Ieteren Group	906	152,555
Security	Shares	Value
Belgium (continued)
Elia Group S.A./NV(1)	1,052	$ 160,505
Groupe Bruxelles Lambert S.A.	3,632	375,826
KBC Group NV	8,342	598,531
Proximus S.A.	3,652	68,005
Sofina S.A.	417	151,525
Solvay S.A.	2,508	247,177
UCB S.A.	4,181	500,035
Umicore S.A.	7,884	340,804
		$ 5,064,971
Canada — 9.7%
Air Canada(2)	18,211	$ 353,251
Algonquin Power & Utilities Corp.(1)	34,728	538,636
Alimentation Couche-Tard, Inc.	49,214	2,217,120
Bank of Montreal	29,516	3,473,262
Bank of Nova Scotia (The)	53,587	3,840,655
BCE, Inc.	14,536	805,779
Brookfield Asset Management Reinsurance Partners, Ltd., Class A	334	19,068
Brookfield Asset Management, Inc., Class A	67,117	3,794,608
BRP, Inc.	2,389	195,607
CAE, Inc.(2)	16,702	434,734
Canadian Imperial Bank of Commerce	20,946	2,542,539
Canadian National Railway Co.	30,589	4,103,328
Canadian Pacific Railway, Ltd.	47,934	3,956,189
Canadian Tire Corp., Ltd., Class A	2,727	411,750
CCL Industries, Inc., Class B	7,417	334,615
CGI, Inc.(2)	10,725	854,380
Constellation Software, Inc.	1,001	1,711,104
Dollarama, Inc.	13,745	779,523
Empire Co., Ltd.	9,138	324,104
FirstService Corp.	2,088	302,022
George Weston, Ltd.	4,132	508,836
GFL Environmental, Inc.	9,953	323,712
Gildan Activewear, Inc.	7,981	299,347
Great-West Lifeco, Inc.	12,205	359,663
Hydro One, Ltd.(3)	16,616	447,648
IGM Financial, Inc.	4,844	171,147
Intact Financial Corp.	8,347	1,233,338
Loblaw Cos., Ltd.	9,257	830,661
Magna International, Inc.	14,496	932,238
Manulife Financial Corp.	91,566	1,952,685
Metro, Inc.	15,169	873,144
National Bank of Canada	15,815	1,212,296
Northland Power, Inc.	11,918	396,202
Nutrien, Ltd.	29,102	3,008,087
Open Text Corp.	13,155	557,810
Power Corp. of Canada	24,430	756,262

6
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Quebecor, Inc., Class B	9,388	$ 223,783
Rogers Communications, Inc., Class B	17,517	991,483
Royal Bank of Canada	55,124	6,069,086
Saputo, Inc.	14,344	339,740
Shaw Communications, Inc., Class B	20,860	647,417
Shopify, Inc., Class A(2)	5,038	3,405,487
Sun Life Financial, Inc.	27,406	1,530,168
TELUS Corp.	23,335	609,624
TFI International, Inc.	4,238	451,378
Thomson Reuters Corp.	8,775	952,710
Toromont Industries, Ltd.	4,317	409,237
Toronto-Dominion Bank (The)	71,500	5,672,987
Waste Connections, Inc.(4)	1,922	268,504
Waste Connections, Inc.(4)	11,466	1,603,488
West Fraser Timber Co., Ltd.	4,031	331,663
WSP Global, Inc.	6,218	825,204
		$ 69,187,309
China — 0.0%(5)
Airtac International Group	6,000	$ 192,905
		$ 192,905
Denmark — 2.2%
Ambu A/S, Class B	6,568	$ 96,688
AP Moller - Maersk A/S, Class B	313	940,554
Ascendis Pharma A/S ADR(2)	1,837	215,590
Carlsberg A/S, Class B	4,217	517,685
Chr. Hansen Holding A/S	4,821	353,991
Coloplast A/S, Class B	4,832	731,751
Danske Bank A/S	22,384	372,360
Demant A/S(2)	4,371	197,809
DSV A/S	7,327	1,404,260
Genmab A/S(2)	2,442	881,936
GN Store Nord A/S	3,970	194,595
H Lundbeck A/S	1,661	38,271
Novo Nordisk A/S, Class B	59,842	6,637,440
Novozymes A/S, Class B	7,555	518,002
Orsted A/S(3)	7,200	901,234
Pandora A/S	3,279	312,372
ROCKWOOL International A/S, Class B	541	178,589
Tryg A/S	13,664	332,236
Vestas Wind Systems A/S	35,773	1,049,394
		$ 15,874,757
Finland — 1.1%
Elisa Oyj	4,919	$ 296,649
Kesko Oyj, Class B	14,280	394,272
Security	Shares	Value
Finland (continued)
Kone Oyj, Class B	11,828	$ 618,960
Metso Outotec Oyj	28,190	237,633
Neste Oyj	42,133	1,920,976
Nokia Oyj(2)	208,916	1,150,504
Nordea Bank Abp	117,828	1,212,685
Sampo Oyj, Class A	16,912	826,391
Stora Enso Oyj, Class R	27,794	545,246
UPM-Kymmene Oyj	19,755	645,099
Valmet Oyj	5,179	160,748
Wartsila Oyj Abp	17,591	160,621
		$ 8,169,784
France — 8.4%
Accor S.A.(2)	7,714	$ 248,539
Air Liquide S.A.	19,207	3,360,145
Alstom S.A.	10,659	249,409
Amundi S.A.(3)	2,563	175,260
Arkema S.A.	2,499	298,731
Atos SE	3,396	92,733
AXA S.A.	74,164	2,171,101
BioMerieux	1,531	163,405
BNP Paribas S.A.	38,965	2,226,641
Bouygues S.A.	9,333	325,759
Bureau Veritas S.A.	13,787	393,079
Capgemini SE	6,372	1,413,965
Carrefour S.A.	30,959	673,731
Cie de Saint-Gobain	33,411	1,987,966
Cie Generale des Etablissements Michelin SCA	6,937	940,071
CNP Assurances	4,175	100,511
Credit Agricole S.A.	50,473	603,079
Danone S.A.	30,020	1,658,393
Dassault Systemes SE	26,259	1,290,068
Edenred	11,429	565,105
Eiffage S.A.	3,115	319,699
Engie S.A.	75,189	988,510
EssilorLuxottica S.A.	11,586	2,118,970
Eurazeo SE	1,825	153,434
Eurofins Scientific SE	5,987	592,250
Faurecia SE(1)	4,839	125,856
Getlink SE	15,664	282,103
Hermes International	1,222	1,729,553
Ipsen S.A.	1,186	148,457
JCDecaux (2)	3,190	75,393
Kering S.A.	2,554	1,612,410
Legrand S.A.	10,730	1,020,170
L'Oreal S.A.	8,773	3,504,332
LVMH Moet Hennessy Louis Vuitton SE	9,392	6,703,997

7
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Orange S.A.	74,165	$ 878,091
Orpea S.A.	2,169	94,121
Pernod Ricard S.A.	9,354	2,055,176
Publicis Groupe S.A.	10,113	613,794
Renault S.A.(2)	7,836	204,833
Rexel S.A.	10,787	230,279
Safran S.A.	13,969	1,644,647
Sanofi	45,194	4,620,616
Sartorius Stedim Biotech	903	369,701
Schneider Electric SE	21,898	3,676,462
SEB S.A.	846	117,984
Societe Generale S.A.	30,449	816,256
Sodexo S.A.	4,173	339,582
SOITEC (2)	911	170,889
Teleperformance	2,290	872,256
Thales S.A.	4,263	533,879
Ubisoft Entertainment S.A.(2)	3,388	148,878
Valeo	9,007	166,368
Veolia Environnement S.A.	29,144	934,458
Vinci S.A.	20,717	2,116,710
Vivendi SE	34,831	455,050
Wendel SE	814	82,893
Worldline S.A.(2)(3)	9,540	414,037
		$ 59,869,785
Germany — 6.4%
adidas AG	7,121	$ 1,659,377
Allianz SE	16,317	3,896,632
Aroundtown S.A.	43,811	250,352
Bayerische Motoren Werke AG	14,151	1,222,894
Bechtle AG	3,003	169,070
Beiersdorf AG	3,592	377,354
Brenntag SE	7,069	569,984
Carl Zeiss Meditec AG	1,767	284,623
Commerzbank AG(2)	37,623	285,894
Continental AG(2)	4,940	354,130
Covestro AG(3)	8,192	412,511
CTS Eventim AG & Co. KGaA(2)	2,415	164,020
Daimler Truck Holding AG(2)	19,548	542,163
Delivery Hero SE(2)(3)	6,862	299,072
Deutsche Boerse AG	7,409	1,333,699
Deutsche Lufthansa AG(2)	23,500	189,515
Deutsche Post AG	45,291	2,162,730
Deutsche Telekom AG	139,733	2,602,405
DWS Group GmbH & Co. KGaA(3)	746	27,264
Evonik Industries AG	9,044	250,903
Evotec SE(2)	6,914	208,060
Security	Shares	Value
Germany (continued)
Fielmann AG	992	$ 54,021
Fraport AG Frankfurt Airport Services Worldwide(2)	1,848	102,441
Fresenius Medical Care AG & Co. KGaA	8,779	588,288
Fresenius SE & Co. KGaA	18,946	695,630
FUCHS PETROLUB SE	5,567	158,257
GEA Group AG	6,939	284,411
Hannover Rueck SE	2,324	394,797
HeidelbergCement AG	15,568	882,304
Hella GmbH & Co. KGaA	1,943	124,908
HelloFresh SE(2)	6,732	302,157
Henkel AG & Co. KGaA	4,058	267,847
Infineon Technologies AG	54,991	1,860,346
KION Group AG	3,562	234,761
Knorr-Bremse AG	2,564	196,548
Lanxess AG	3,931	172,564
LEG Immobilien SE	3,216	366,232
Mercedes-Benz Group AG	36,775	2,581,218
Merck KGaA	5,562	1,161,537
MTU Aero Engines AG	2,422	560,160
Muenchener Rueckversicherungs-Gesellschaft AG	5,570	1,489,082
Nemetschek SE	2,636	253,145
Puma SE	3,739	317,972
Rational AG	268	184,578
RTL Group S.A.	1,167	64,702
SAP SE	45,021	4,989,593
Schaeffler AG, PFC Shares	2,570	15,857
Scout24 SE(3)	4,026	229,531
Siemens AG	33,905	4,694,732
Siemens Energy AG(2)	18,779	427,236
Siemens Healthineers AG(3)	11,385	705,537
Symrise AG	5,941	712,282
Talanx AG	1,695	74,674
TeamViewer AG(2)(3)	5,343	78,902
Telefonica Deutschland Holding AG(3)	48,603	132,190
thyssenkrupp AG(2)	40,878	349,401
TUI AG(2)	50,692	160,255
Uniper SE	3,536	91,350
United Internet AG	3,162	108,514
Vitesco Technologies Group AG(2)	735	29,157
Volkswagen AG	1,283	316,926
Vonovia SE	34,875	1,625,537
Wacker Chemie AG	866	147,392
Zalando SE(2)(3)	9,212	466,442
		$ 45,916,066
Hong Kong — 2.3%
AIA Group, Ltd.	486,983	$ 5,085,017

8
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
BOC Hong Kong Holdings, Ltd.	153,850	$ 578,904
Chow Tai Fook Jewellery Group, Ltd.	88,600	160,021
CK Asset Holdings, Ltd.	100,000	683,543
ESR Cayman, Ltd.(2)(3)	148,400	459,876
Fosun International, Ltd.	209,000	225,894
Hang Lung Properties, Ltd.	98,000	197,526
Hang Seng Bank, Ltd.	31,079	597,734
Henderson Land Development Co., Ltd.	71,355	296,196
HKT Trust & HKT, Ltd.	172,000	235,839
Hong Kong Exchanges & Clearing, Ltd.	52,499	2,460,802
Hongkong Land Holdings, Ltd.	62,000	302,926
Man Wah Holdings, Ltd.	51,200	55,384
MTR Corp., Ltd.	70,876	381,686
New World Development Co., Ltd.	71,250	289,072
Orient Overseas International, Ltd.	6,000	158,054
Shenzhou International Group Holdings, Ltd.	36,200	477,913
Sino Land Co., Ltd.	126,000	162,466
Sun Hung Kai Properties, Ltd.	81,801	973,225
Swire Pacific, Ltd., Class A	34,393	209,148
Swire Properties, Ltd.	49,200	121,583
Techtronic Industries Co., Ltd.	57,993	929,133
WH Group, Ltd.(3)	438,541	275,384
Wharf Holdings, Ltd. (The)	68,779	209,494
Wharf Real Estate Investment Co., Ltd.(1)	80,000	395,381
Xinyi Glass Holdings, Ltd.	276,000	661,756
		$ 16,583,957
Ireland — 1.6%
AIB Group PLC	18,337	$ 40,389
Aon PLC, Class A	9,816	3,196,384
Bank of Ireland Group PLC(2)	32,654	207,651
CRH PLC	50,230	2,003,430
DCC PLC	10,991	851,077
ICON PLC(2)	2,819	685,637
James Hardie Industries PLC CDI	47,628	1,428,749
Kerry Group PLC, Class A	6,943	775,725
Kingspan Group PLC	16,309	1,594,152
Smurfit Kappa Group PLC	8,892	395,275
		$ 11,178,469
Israel — 0.4%
Azrieli Group, Ltd.	3,586	$ 315,049
Bank Hapoalim B.M.	47,283	468,131
Bank Leumi Le-Israel B.M.	55,108	593,662
Check Point Software Technologies, Ltd.(2)	4,499	622,032
Fiverr International, Ltd.(1)(2)	1,059	80,558
Mizrahi Tefahot Bank, Ltd.	6,119	238,960
Security	Shares	Value
Israel (continued)
Nice, Ltd.(2)	2,674	$ 584,873
Wix.com, Ltd.(2)	2,136	223,126
		$ 3,126,391
Italy — 1.8%
A2A SpA	77,405	$ 132,577
Amplifon SpA	7,329	326,176
Assicurazioni Generali SpA	51,901	1,187,087
Banca Mediolanum SpA	8,796	74,745
De' Longhi SpA	4,147	112,182
DiaSorin SpA	1,327	207,268
Enel SpA	412,453	2,753,845
FinecoBank Banca Fineco SpA	29,268	443,998
Hera SpA	48,247	177,749
Infrastrutture Wireless Italiane SpA(3)	17,407	194,858
Interpump Group SpA	3,366	168,669
Intesa Sanpaolo SpA	812,617	1,859,889
Mediobanca Banca di Credito Finanziario SpA	35,129	354,996
Moncler SpA	10,120	561,476
Poste Italiane SpA(3)	24,116	273,490
PRADA SpA	21,000	133,018
Prysmian SpA	15,648	531,033
Recordati Industria Chimica e Farmaceutica SpA	5,927	297,176
Snam SpA	118,996	686,196
Telecom Italia SpA	498,725	183,095
Terna - Rete Elettrica Nazionale(1)	78,853	677,132
UniCredit SpA	106,555	1,149,488
UnipolSai Assicurazioni SpA	13,800	40,797
		$ 12,526,940
Japan — 16.6%
Acom Co., Ltd.	15,000	$ 39,008
Advantest Corp.(1)	8,000	624,591
Aeon Co., Ltd.	25,979	553,937
AGC, Inc.	19,655	785,323
Aisin Corp.	8,500	290,510
Ajinomoto Co., Inc.	23,008	653,031
ANA Holdings, Inc.(2)	5,956	124,499
Asahi Group Holdings, Ltd.	23,900	870,449
Asahi Kasei Corp.	56,600	489,564
Astellas Pharma, Inc.	77,071	1,204,225
Bandai Namco Holdings, Inc.	7,875	597,157
Bridgestone Corp.	24,800	962,631
Canon, Inc.	40,168	979,055
Capcom Co., Ltd.	6,300	152,739
Central Japan Railway Co.	9,567	1,247,473
Chugai Pharmaceutical Co., Ltd.	27,756	926,173

9
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
CyberAgent, Inc.	22,500	$ 278,429
Dai Nippon Printing Co., Ltd.	9,329	218,720
Daifuku Co., Ltd.	4,700	335,352
Dai-ichi Life Holdings, Inc.	37,794	768,004
Daiichi Sankyo Co., Ltd.	73,039	1,594,951
Daikin Industries, Ltd.	10,700	1,943,161
Daito Trust Construction Co., Ltd.	2,900	307,819
Daiwa House Industry Co., Ltd.	22,792	594,157
Daiwa Securities Group, Inc.	62,800	355,241
Denso Corp.	23,947	1,527,821
Dentsu Group, Inc.	9,200	375,970
Disco Corp.	1,400	391,492
East Japan Railway Co.	13,026	753,913
Eisai Co., Ltd.(1)	10,025	464,444
FANUC Corp.	9,151	1,606,090
Fast Retailing Co., Ltd.	2,242	1,149,377
Fuji Electric Co., Ltd.	5,100	254,188
Fujitsu, Ltd.	8,148	1,220,780
GMO Payment Gateway, Inc.	1,600	163,002
Hamamatsu Photonics K.K.	6,421	341,037
Hankyu Hanshin Holdings, Inc.	9,100	263,006
Hikari Tsushin, Inc.	600	68,212
Hitachi Construction Machinery Co., Ltd.	4,400	114,008
Hitachi Metals, Ltd.(2)	14,500	242,589
HOYA Corp.	16,287	1,856,032
Hulic Co., Ltd.	15,700	140,851
Ibiden Co., Ltd.	4,100	199,883
Iida Group Holdings Co., Ltd.	7,100	122,411
Isuzu Motors, Ltd.	25,400	328,118
Itochu Techno-Solutions Corp.	2,900	74,079
Japan Exchange Group, Inc.	19,300	358,360
JSR Corp.	7,600	223,804
Kajima Corp.	16,900	205,617
Kansai Paint Co., Ltd.	6,400	102,746
Kao Corp.	18,063	737,524
KDDI Corp.	66,118	2,167,786
Keio Corp.	5,923	230,881
Keyence Corp.	8,400	3,895,100
Kikkoman Corp.	7,009	464,250
Kintetsu Group Holdings Co., Ltd.	8,405	240,592
Kobayashi Pharmaceutical Co., Ltd.	2,400	192,295
Komatsu, Ltd.	40,946	983,748
Kose Corp.	1,331	139,257
Kubota Corp.	43,694	819,011
Kyowa Kirin Co., Ltd.	9,606	223,473
Lixil Corp.	9,900	184,296
M3, Inc.	17,600	635,641
Security	Shares	Value
Japan (continued)
Makita Corp.	8,892	$ 284,514
MEIJI Holdings Co., Ltd.	7,971	432,283
Mercari, Inc.(2)	3,900	100,675
MINEBEA MITSUMI, Inc.	13,200	287,495
MISUMI Group, Inc.	13,900	413,814
Mitsubishi Chemical Holdings Corp.	59,060	392,792
Mitsubishi Electric Corp.	82,107	941,672
Mitsubishi Estate Co., Ltd.	65,508	975,444
Mitsubishi HC Capital, Inc.	29,900	138,931
Mitsubishi Heavy Industries, Ltd.	13,600	446,435
Mitsubishi UFJ Financial Group, Inc.(6)	524,257	3,240,505
Mitsui Chemicals, Inc.	7,000	175,977
Mitsui Fudosan Co., Ltd.	38,500	823,989
Mizuho Financial Group, Inc.	95,358	1,216,326
MS&AD Insurance Group Holdings, Inc.	16,000	519,487
Murata Manufacturing Co., Ltd.	23,553	1,551,502
Nidec Corp.	18,280	1,443,810
Nihon M&A Center Holdings, Inc.	10,700	149,671
Nintendo Co., Ltd.	4,629	2,336,543
NIPPON EXPRESS HOLDINGS, Inc.	3,694	253,781
Nippon Paint Holdings Co., Ltd.	34,345	300,908
Nippon Telegraph & Telephone Corp.	53,940	1,567,167
Nippon Yusen KK	6,700	586,078
Nissan Chemical Corp.	5,200	305,020
Nissin Foods Holdings Co., Ltd.	2,799	196,252
Nitori Holdings Co., Ltd.	3,068	385,993
Nitto Denko Corp.	5,786	414,787
Nomura Holdings, Inc.	112,000	471,046
Nomura Research Institute, Ltd.	13,800	450,256
NTT Data Corp.	26,935	529,334
Obic Co., Ltd.	2,700	404,397
Odakyu Electric Railway Co., Ltd.	16,446	272,588
Olympus Corp.	52,200	989,325
Omron Corp.	7,782	517,881
Ono Pharmaceutical Co., Ltd.	15,522	389,065
Oracle Corp. Japan	1,026	71,099
Oriental Land Co., Ltd.	9,297	1,779,495
ORIX Corp.	49,767	991,983
Osaka Gas Co., Ltd.	16,900	289,601
Otsuka Corp.	4,388	155,582
Otsuka Holdings Co., Ltd.	17,020	588,003
Pan Pacific International Holdings Corp.	14,468	231,495
Panasonic Corp.	93,800	910,993
Rakuten Group, Inc.	36,149	284,230
Recruit Holdings Co., Ltd.	68,479	2,975,208
Renesas Electronics Corp.(2)	60,400	699,853
Resona Holdings, Inc.	91,633	390,296

10
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Ricoh Co., Ltd.	34,584	$ 299,489
Rohm Co., Ltd.	3,576	277,640
Secom Co., Ltd.	10,300	745,121
Seiko Epson Corp.	10,800	162,247
Sekisui Chemical Co., Ltd.	19,172	274,714
Sekisui House, Ltd.	27,570	533,291
SG Holdings Co., Ltd.	21,400	402,978
Sharp Corp.	10,499	98,002
Shimadzu Corp.	9,626	331,081
Shimano, Inc.	2,772	634,811
Shin-Etsu Chemical Co., Ltd.	15,837	2,406,166
Shionogi & Co., Ltd.	10,754	660,762
Shiseido Co., Ltd.	15,497	782,729
SMC Corp.	2,532	1,415,373
SoftBank Corp.	124,100	1,447,391
SoftBank Group Corp.	50,090	2,239,505
Sompo Holdings, Inc.	11,637	511,335
Sony Group Corp.	53,400	5,493,559
Subaru Corp.	28,300	449,488
SUMCO Corp.	13,800	225,836
Sumitomo Chemical Co., Ltd.	65,800	301,286
Sumitomo Dainippon Pharma Co., Ltd.	5,400	53,275
Sumitomo Electric Industries, Ltd.	33,473	397,903
Sumitomo Mitsui Financial Group, Inc.	53,053	1,675,857
Sumitomo Mitsui Trust Holdings, Inc.	12,316	400,820
Suntory Beverage & Food, Ltd.	6,600	251,560
Sysmex Corp.	7,626	552,332
T&D Holdings, Inc.	21,219	288,111
Takeda Pharmaceutical Co., Ltd.	66,252	1,887,666
TDK Corp.	16,142	582,358
Terumo Corp.	27,546	833,500
TIS, Inc.	9,300	217,644
Toho Co., Ltd.	5,900	222,960
Tokyo Century Corp.	2,400	87,986
Tokyo Electron, Ltd.	6,526	3,351,499
Tokyo Gas Co., Ltd.	17,100	313,053
Tokyu Corp.	20,832	270,273
Toray Industries, Inc.	59,550	309,634
TOTO, Ltd.	5,164	207,389
Toyota Industries Corp.	5,775	398,321
Toyota Motor Corp.	514,615	9,282,623
Trend Micro, Inc.	5,293	309,101
Unicharm Corp.	18,002	646,738
West Japan Railway Co.	8,810	365,050
Yakult Honsha Co., Ltd.	5,686	303,313
Yamaha Corp.	5,944	258,303
Yamaha Motor Co., Ltd.	13,725	307,628
Security	Shares	Value
Japan (continued)
Yaskawa Electric Corp.	11,500	$ 448,212
Z Holdings Corp.	122,600	530,011
ZOZO, Inc.	3,400	90,798
		$118,168,186
Netherlands — 4.7%
Aalberts NV	3,884	$ 201,293
ABN AMRO Bank NV(1)(3)	16,992	216,985
Adyen NV(2)(3)	1,258	2,491,712
Aegon NV	67,823	359,539
AerCap Holdings NV(2)	5,487	275,886
Akzo Nobel NV	7,742	665,210
Argenx SE(2)(4)	1,850	578,812
Argenx SE(2)(4)	152	47,556
ASM International NV	1,938	705,687
ASML Holding NV	15,634	10,446,974
BE Semiconductor Industries NV	3,494	297,840
Euronext NV(3)	3,949	358,757
IMCD NV	2,500	426,481
ING Groep NV	149,312	1,558,955
JDE Peet's NV	4,622	132,344
Just Eat Takeaway.com NV(2)(3)	10,535	353,322
Koninklijke Ahold Delhaize NV	51,326	1,650,926
Koninklijke DSM NV	7,435	1,330,075
Koninklijke KPN NV	140,890	488,885
Koninklijke Philips NV	37,205	1,134,518
NN Group NV	10,074	510,538
NXP Semiconductors NV	10,788	1,996,643
Prosus NV	36,548	1,970,954
QIAGEN NV(2)	9,449	463,001
Randstad NV	4,802	288,864
Signify NV(3)	4,722	219,655
STMicroelectronics NV(4)	13,134	570,856
STMicroelectronics NV(4)	12,473	540,088
Universal Music Group NV	63,320	1,690,271
Wolters Kluwer NV	12,185	1,298,998
		$ 33,271,625
New Zealand — 0.2%
Auckland International Airport, Ltd.(2)	45,997	$ 248,872
Fisher & Paykel Healthcare Corp., Ltd.	21,140	354,733
Mercury NZ, Ltd.	33,673	138,232
Meridian Energy, Ltd.	38,267	133,325
Xero, Ltd.(2)	4,243	321,567
		$ 1,196,729

11
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Norway — 0.8%
Adevinta ASA(2)	12,592	$ 114,955
DNB Bank ASA	43,066	973,676
Gjensidige Forsikring ASA	8,816	218,612
Mowi ASA	25,939	698,690
Norsk Hydro ASA	140,927	1,369,229
Orkla ASA	48,541	431,262
Salmar ASA	3,597	284,340
Schibsted ASA, Class A	8,918	219,806
Telenor ASA	34,141	489,907
Tomra Systems ASA	5,554	283,332
Yara International ASA	7,487	374,414
		$ 5,458,223
Portugal — 0.1%
EDP - Energias de Portugal S.A.	127,586	$ 627,964
Jeronimo Martins SGPS S.A.	16,145	387,317
		$ 1,015,281
Singapore — 1.0%
DBS Group Holdings, Ltd.	77,829	$ 2,039,291
Flex, Ltd.(2)	25,096	465,531
Oversea-Chinese Banking Corp., Ltd.	140,171	1,271,610
Singapore Airlines, Ltd.(2)	74,156	298,862
Singapore Exchange, Ltd.	37,800	277,015
Singapore Technologies Engineering, Ltd.	94,000	284,731
Singapore Telecommunications, Ltd.	534,912	1,038,665
United Overseas Bank, Ltd.	54,159	1,267,212
		$ 6,942,917
South Korea — 3.7%
Amorepacific Corp.	1,608	$ 210,791
CJ CheilJedang Corp.	531	160,973
Doosan Heavy Industries & Construction Co., Ltd.(2)	13,735	228,620
Hana Financial Group, Inc.	12,433	494,500
Hanon Systems	5,026	48,635
HMM Co., Ltd.	15,012	357,609
HYBE Co., Ltd.(2)	883	223,155
Hyundai Mobis Co., Ltd.	2,934	517,119
Hyundai Motor Co.	6,688	986,753
Industrial Bank of Korea	7,269	64,595
Kakao Corp.	12,711	1,104,821
KB Financial Group, Inc.	15,822	792,902
Kia Corp.	11,947	723,608
KT Corp.	3,517	103,015
LG Chem, Ltd.	2,374	1,037,358
LG Display Co., Ltd.	10,621	179,040
LG Electronics, Inc.	5,319	523,194
Security	Shares	Value
South Korea (continued)
LG Household & Health Care, Ltd.	383	$ 270,173
Lotte Chemical Corp.	725	124,432
NAVER Corp.	6,013	1,671,187
Netmarble Corp.(3)	635	58,029
Samsung C&T Corp.	3,853	359,756
Samsung Electro-Mechanics Co., Ltd.	2,519	339,171
Samsung Electronics Co., Ltd.	209,090	11,964,750
Samsung SDS Co., Ltd.	1,474	167,226
Shinhan Financial Group Co., Ltd.	16,087	546,455
SK Biopharmaceuticals Co., Ltd.(2)	830	61,133
SK Hynix, Inc.	23,174	2,229,319
SK Square Co., Ltd.(2)	4,243	197,352
SK Telecom Co., Ltd.	1,040	48,629
Woori Financial Group, Inc.	22,071	276,631
		$ 26,070,931
Spain — 2.0%
Acciona S.A.	940	$ 179,667
Aena SME S.A.(2)(3)	3,186	531,107
Amadeus IT Group S.A.(2)	17,554	1,141,327
Banco Bilbao Vizcaya Argentaria S.A.(1)	232,258	1,326,176
Banco Santander S.A.	617,168	2,098,325
CaixaBank S.A.	157,574	534,472
Cellnex Telecom S.A.(3)	21,006	1,010,901
EDP Renovaveis S.A.	8,982	230,934
Enagas S.A.	26,319	584,447
Ferrovial S.A.	20,239	538,253
Grifols S.A.(1)	18,476	335,351
Iberdrola S.A.	260,470	2,846,929
Industria de Diseno Textil S.A.	38,833	846,752
International Consolidated Airlines Group S.A.(1)(2)	195,546	362,708
Mapfre S.A.	30,543	63,884
Naturgy Energy Group S.A.	12,695	380,335
Red Electrica Corp. S.A.	17,906	367,628
Siemens Gamesa Renewable Energy S.A.(1)(2)	8,192	143,681
Telefonica S.A.	206,965	1,003,006
		$ 14,525,883
Sweden — 3.0%
Alfa Laval AB	12,470	$ 428,936
Assa Abloy AB, Class B	43,239	1,162,246
Atlas Copco AB, Class A	42,450	2,203,407
Boliden AB	28,440	1,434,661
Castellum AB	12,104	298,845
Electrolux AB, Class B	10,084	152,596
Epiroc AB, Class A	39,899	853,394
EQT AB	12,656	493,562

12
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Essity AB, Class B	24,838	$ 586,152
Fastighets AB Balder, Class B(2)	5,022	330,649
H & M Hennes & Mauritz AB, Class B	15,539	208,652
Hexagon AB, Class B	90,397	1,266,534
Holmen AB, Class B	4,515	252,021
Husqvarna AB, Class B	19,098	199,225
Industrivarden AB, Class A	10,577	299,973
Indutrade AB	11,107	279,332
Investment AB Latour, Class B	5,932	188,324
Investor AB, Class B	92,500	2,009,862
Kinnevik AB, Class B(2)	9,659	251,869
L E Lundbergforetagen AB, Class B	2,909	147,639
Lifco AB, Class B	8,996	228,369
Nibe Industrier AB, Class B	69,869	774,466
Sagax AB, Class B	8,133	246,796
Sandvik AB	47,885	1,017,212
Skandinaviska Enskilda Banken AB, Class A	67,457	729,267
Skanska AB, Class B	13,438	300,638
SKF AB, Class B	19,064	310,857
Spotify Technology S.A.(2)	5,825	879,691
Svenska Cellulosa AB SCA, Class B	26,720	518,840
Svenska Handelsbanken AB, Class A(1)	54,945	505,243
Sweco AB, Class B	7,432	108,051
Swedbank AB, Class A(1)	39,799	594,423
Tele2 AB, Class B	20,913	316,116
Telia Co. AB	91,182	365,613
Trelleborg AB, Class B	9,924	229,764
Volvo AB, Class B	75,690	1,412,023
		$ 21,585,248
Switzerland — 8.9%
ABB, Ltd.	68,485	$ 2,221,701
Adecco Group AG	7,319	332,001
Alcon, Inc.	20,073	1,590,302
Bachem Holding AG, Class B	245	134,834
Baloise Holding AG	1,582	282,540
Banque Cantonale Vaudoise	787	68,090
Barry Callebaut AG	180	422,001
Chocoladefabriken Lindt & Spruengli AG PC	55	654,605
Cie Financiere Richemont S.A.	17,575	2,227,715
Clariant AG	7,779	134,989
Coca-Cola HBC AG	7,686	160,298
EMS-Chemie Holding AG	259	251,697
Garmin, Ltd.	6,034	715,693
Geberit AG	1,197	737,898
Givaudan S.A.	379	1,566,383
Julius Baer Group, Ltd.	7,555	437,393
Security	Shares	Value
Switzerland (continued)
Kuehne + Nagel International AG	2,051	$ 582,339
Logitech International S.A.	6,707	498,546
Lonza Group AG	2,893	2,096,277
Nestle S.A.	107,785	14,014,062
Novartis AG	86,374	7,582,903
Partners Group Holding AG	770	953,415
Roche Holding AG PC	26,307	10,408,672
Schindler Holding AG	925	197,106
SGS S.A.	268	745,078
SIG Combibloc Group AG	14,495	365,417
Sika AG	5,843	1,933,178
Sonova Holding AG	2,036	850,515
Straumann Holding AG	404	645,061
Swatch Group AG (The)	1,089	308,757
Swiss Life Holding AG	1,152	738,208
Swiss Prime Site AG	3,251	320,629
Swiss Re AG	10,497	999,251
Swisscom AG	930	558,750
TE Connectivity, Ltd.	13,098	1,715,576
Temenos AG	2,695	259,231
UBS Group AG	121,822	2,380,561
VAT Group AG(3)	1,080	411,198
Vifor Pharma AG(2)	1,778	317,002
Zurich Insurance Group AG	5,359	2,646,808
		$ 63,466,680
Taiwan — 5.1%
Advantech Co., Ltd.	17,499	$ 224,225
ASE Technology Holding Co., Ltd.	135,904	484,289
AU Optronics Corp.	320,000	218,258
Cathay Financial Holding Co., Ltd.	338,357	755,259
Chailease Holding Co., Ltd.	48,606	426,339
China Development Financial Holding Corp.	719,000	477,211
China Steel Corp.	1,263,000	1,702,827
Chunghwa Telecom Co., Ltd.	158,055	700,005
CTBC Financial Holding Co., Ltd.	699,000	712,355
Delta Electronics, Inc.	85,319	791,054
E.Sun Financial Holding Co., Ltd.	462,197	530,281
Evergreen Marine Corp. Taiwan, Ltd.	108,000	502,001
Far EasTone Telecommunications Co., Ltd.	78,073	200,044
Feng TAY Enterprise Co., Ltd.	19,000	126,349
First Financial Holding Co., Ltd.	348,518	344,648
Fubon Financial Holding Co., Ltd.	279,762	742,829
Globalwafers Co., Ltd.	8,000	186,200
Hotai Motor Co., Ltd.	15,000	310,963
Hua Nan Financial Holdings Co., Ltd.	292,009	247,009
Innolux Corp.	352,000	203,865

13
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Largan Precision Co., Ltd.	4,000	$ 261,478
MediaTek, Inc.	58,883	1,832,469
Mega Financial Holding Co., Ltd.	386,668	577,374
Nan Ya Printed Circuit Board Corp.	9,000	161,553
Nanya Technology Corp.	53,000	126,430
Novatek Microelectronics Corp.	22,000	323,482
President Chain Store Corp.	22,828	209,380
Quanta Computer, Inc.	106,398	325,839
Realtek Semiconductor Corp.	16,000	237,676
Shanghai Commercial & Savings Bank, Ltd. (The)	124,924	217,712
Taishin Financial Holding Co., Ltd.	472,171	335,892
Taiwan Cooperative Financial Holding Co., Ltd.	324,164	332,709
Taiwan Mobile Co., Ltd.	67,748	247,913
Taiwan Semiconductor Manufacturing Co., Ltd.	893,240	18,323,490
Uni-President Enterprises Corp.	241,000	550,001
United Microelectronics Corp.	460,000	844,755
Vanguard International Semiconductor Corp.	37,000	159,322
Wan Hai Lines, Ltd.	49,800	272,723
Yageo Corp.	18,000	268,688
Yang Ming Marine Transport Corp.(2)	71,000	304,387
Yuanta Financial Holding Co., Ltd.	370,600	339,519
		$ 36,138,803
United Kingdom — 12.7%
3i Group PLC	41,983	$ 759,152
abrdn PLC	91,406	255,946
Admiral Group PLC	13,072	438,366
Amcor PLC	78,834	893,189
Ashtead Group PLC	21,922	1,380,305
ASOS PLC(2)	2,424	50,998
Associated British Foods PLC	19,843	431,052
AstraZeneca PLC	60,835	8,067,506
Atlassian Corp. PLC, Class A(2)	6,967	2,047,114
Auto Trader Group PLC(3)	42,790	353,243
Avast PLC(3)	30,322	225,142
AVEVA Group PLC	4,844	154,720
Aviva PLC	182,071	1,077,298
B&M European Value Retail S.A.	37,505	262,396
BAE Systems PLC	157,921	1,483,107
Barratt Developments PLC	55,811	379,950
Bellway PLC	6,069	192,923
Berkeley Group Holdings PLC	5,039	245,785
BT Group PLC	445,399	1,061,968
Bunzl PLC	14,501	562,364
Burberry Group PLC	18,974	414,196
Clarivate PLC(2)	20,945	351,038
Coca-Cola Europacific Partners PLC	11,330	550,751
Security	Shares	Value
United Kingdom (continued)
Compass Group PLC	103,199	$ 2,220,852
ConvaTec Group PLC(3)	80,764	228,111
Croda International PLC	7,166	737,178
Dechra Pharmaceuticals PLC	4,958	263,230
Diageo PLC	101,508	5,148,946
DS Smith PLC	75,730	318,499
easyJet PLC(2)	11,998	87,042
Electrocomponents PLC	21,099	297,987
Farfetch, Ltd., Class A(2)	13,661	206,554
Ferguson PLC	9,617	1,302,909
GlaxoSmithKline PLC	227,129	4,914,377
Halma PLC	20,217	661,442
Hargreaves Lansdown PLC	17,001	224,087
Hikma Pharmaceuticals PLC	7,727	208,459
Howden Joinery Group PLC	25,541	256,049
HSBC Holdings PLC	803,211	5,486,383
IMI PLC	12,795	227,802
Informa PLC(2)	80,029	627,028
InterContinental Hotels Group PLC	9,787	661,939
Intermediate Capital Group PLC	13,780	319,931
Intertek Group PLC	8,988	613,141
ITV PLC(2)	193,134	206,697
J Sainsbury PLC	112,390	371,986
Janus Henderson Group PLC	7,216	252,704
JD Sports Fashion PLC	112,769	217,296
Johnson Matthey PLC	10,625	259,852
Kingfisher PLC	100,207	334,455
Legal & General Group PLC	269,443	955,280
Liberty Global PLC, Class A(2)	25,053	639,102
Linde PLC	21,853	6,980,504
Lloyds Banking Group PLC	3,157,824	1,923,007
London Stock Exchange Group PLC	14,839	1,547,419
M&G PLC	110,446	318,232
Melrose Industries PLC	192,350	312,018
Mondi PLC	23,809	462,795
National Grid PLC	186,074	2,859,624
Next PLC	5,864	461,207
Ocado Group PLC(2)	33,118	505,699
Pearson PLC	38,763	380,072
Pennon Group PLC	11,996	168,835
Persimmon PLC	15,860	444,736
Phoenix Group Holdings PLC	36,804	294,870
Prudential PLC	120,424	1,777,852
Reckitt Benckiser Group PLC	30,717	2,343,274
RELX PLC	101,468	3,157,454
Rentokil Initial PLC	102,018	702,748
Rightmove PLC	40,876	337,825

14
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Royal Mail PLC	36,204	$ 155,556
Sage Group PLC (The)	52,874	484,468
Schroders PLC	5,963	251,099
Severn Trent PLC	12,328	496,870
Smith & Nephew PLC	45,565	724,705
Smiths Group PLC	19,323	366,093
Spirax-Sarco Engineering PLC	3,710	606,513
SSE PLC	53,958	1,232,888
St. James's Place PLC	24,634	464,434
Standard Chartered PLC	117,044	776,939
Taylor Wimpey PLC	179,763	306,121
Tesco PLC	432,971	1,567,486
Unilever PLC	98,912	4,490,877
United Utilities Group PLC	35,936	529,176
Vodafone Group PLC	1,248,136	2,046,674
Weir Group PLC (The)	12,064	257,444
Whitbread PLC(2)	10,645	396,352
WPP PLC	64,433	843,305
		$ 90,862,998
Total Common Stocks (identified cost $660,416,692)		$706,938,619

Short-Term Investments — 0.6%

Affiliated Fund — 0.4%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(7)	2,801,367	$ 2,801,087
Total Affiliated Fund (identified cost $2,800,896)		$ 2,801,087

Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(8)	1,694,736	$ 1,694,736
Total Securities Lending Collateral (identified cost $1,694,736)		$ 1,694,736
Total Short-Term Investments (identified cost $4,495,632)		$ 4,495,823

Total Investments — 99.7% (identified cost $664,912,324)	$711,434,442
Other Assets, Less Liabilities — 0.3%	$ 2,029,957
Net Assets — 100.0%	$713,464,399

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
(1)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $5,547,572.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $11,951,398 or 1.7% of the Fund's net assets.
(4)	Securities are traded on separate exchanges for the same entity.
(5)	Amount is less than 0.05%.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(7)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(8)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	21.5%
Industrials	15.1
Information Technology	14.8
Health Care	11.3
Consumer Discretionary	10.2
Consumer Staples	9.0
Materials	6.5
Communication Services	5.8
Utilities	3.0
Real Estate	1.6
Energy	0.3
Total	99.1%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

15
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $659,338,865) - including $5,547,572 of securities on loan	$ 705,392,850
Investments in securities of affiliated issuers, at value (identified cost $5,573,459)	6,041,592
Cash denominated in foreign currency, at value (cost $842,655)	841,267
Receivable for capital shares sold	1,955,743
Dividends receivable	2,151,398
Dividends receivable - affiliated	56,393
Securities lending income receivable	3,634
Tax reclaims receivable	694,110
Receivable from affiliate	202,891
Directors' deferred compensation plan	73,413
Total assets	$717,413,291
Liabilities
Due to custodian	$ 47
Payable for investments purchased	1,688,970
Payable for capital shares redeemed	165,857
Deposits for securities loaned	1,694,736
Payable to affiliates:
Investment advisory fee	69,999
Administrative fee	69,999
Distribution and service fees	9,910
Sub-transfer agency fee	4,790
Directors' deferred compensation plan	73,413
Accrued expenses	171,171
Total liabilities	$ 3,948,892
Net Assets	$713,464,399
Sources of Net Assets
Paid-in capital	$ 675,965,172
Distributable earnings	37,499,227
Net Assets	$713,464,399
Class A Shares
Net Assets	$ 49,707,463
Shares Outstanding	1,779,731
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 27.93
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 29.32
Class I Shares
Net Assets	$ 560,519,889
Shares Outstanding	19,835,543
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 28.26
16
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2022
Class R6 Shares
Net Assets	$ 103,237,047
Shares Outstanding	3,655,067
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 28.24

On sales of $50,000 or more, the offering price of Class A shares is reduced.
17
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $791,723)	$ 7,134,240
Dividend income - affiliated issuers (net of foreign taxes withheld of $6,233)	57,288
Securities lending income, net	37,189
Total investment income	$ 7,228,717
Expenses
Investment advisory fee	$ 403,732
Administrative fee	403,732
Distribution and service fees:
Class A	58,115
Directors' fees and expenses	13,361
Custodian fees	60,042
Transfer agency fees and expenses	203,373
Accounting fees	84,549
Professional fees	18,288
Registration fees	61,175
Reports to shareholders	8,702
Miscellaneous	26,733
Total expenses	$ 1,341,802
Waiver and/or reimbursement of expenses by affiliate	$ (321,717)
Net expenses	$ 1,020,085
Net investment income	$ 6,208,632
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (1,912,007)
Investment securities - affiliated issuers	(284)
Foreign currency transactions	(40,800)
Payment by affiliate for loss on investment in violation of restrictions	122,129
Net realized loss	$ (1,830,962)
Change in unrealized appreciation (depreciation):
Investment securities	$ (37,522,679)
Investment securities - affiliated issuers	102,715
Foreign currency	(5,575)
Net change in unrealized appreciation (depreciation)	$(37,425,539)
Net realized and unrealized loss	$(39,256,501)
Net decrease in net assets from operations	$(33,047,869)
18
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 6,208,632	$ 10,850,858
Net realized loss	(1,830,962)	(612,085)
Net change in unrealized appreciation (depreciation)	(37,425,539)	62,106,450
Net increase (decrease) in net assets from operations	$ (33,047,869)	$ 72,345,223
Distributions to shareholders:
Class A	$ (835,990)	$ (264,563)
Class I	(10,622,019)	(3,173,461)
Class R6	(2,024,813)	(577,894)
Total distributions to shareholders	$ (13,482,822)	$ (4,015,918)
Capital share transactions:
Class A	$ 9,546,479	$ 11,335,736
Class I	115,387,265	232,174,902
Class R6	17,607,333	53,507,446
Net increase in net assets from capital share transactions	$142,541,077	$297,018,084
Net increase in net assets	$ 96,010,386	$365,347,389
Net Assets
At beginning of period	$ 617,454,013	$ 252,106,624
At end of period	$713,464,399	$617,454,013
19
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 29.79	$ 24.08	$ 22.81	$ 23.18	$ 23.11	$ 20.03
Income (Loss) From Operations
Net investment income(1)	$ 0.24	$ 0.61	$ 0.40	$ 0.56	$ 0.62	$ 0.41
Net realized and unrealized gain (loss)	(1.55)	5.33	1.26	(0.51)	(0.23)	3.10
Total income (loss) from operations	$ (1.31)	$ 5.94	$ 1.66	$ 0.05	$ 0.39	$ 3.51
Less Distributions
From net investment income	$ (0.55)	$ (0.23)	$ (0.39)	$ (0.42)	$ (0.32)	$ (0.43)
Total distributions	$ (0.55)	$ (0.23)	$ (0.39)	$ (0.42)	$ (0.32)	$ (0.43)
Net asset value — End of period	$ 27.93	$ 29.79	$ 24.08	$ 22.81	$ 23.18	$23.11
Total Return(2)	(4.53)% (3)	24.74%	7.31%	0.34%	1.67%	17.98%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,707	$43,359	$25,497	$34,344	$24,415	$ 5,968
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.64% (5)	0.67%	0.74%	0.89%	1.03%	3.00%
Net expenses	0.54% (5)	0.54%	0.54%	0.57%	0.62%	0.62%
Net investment income	1.60% (5)	2.11%	1.77%	2.56%	2.66%	1.96%
Portfolio Turnover	3% (3)	13%	18%	51%	24%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
20
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 30.17	$ 24.43	$ 23.12	$ 23.47	$ 23.32	$ 20.08
Income (Loss) From Operations
Net investment income(1)	$ 0.28	$ 0.72	$ 0.51	$ 0.60	$ 0.64	$ 0.63
Net realized and unrealized gain (loss)	(1.57)	5.37	1.22	(0.50)	(0.17)	3.00
Total income (loss) from operations	$ (1.29)	$ 6.09	$ 1.73	$ 0.10	$ 0.47	$ 3.63
Less Distributions
From net investment income	$ (0.62)	$ (0.35)	$ (0.42)	$ (0.45)	$ (0.32)	$ (0.39)
Total distributions	$ (0.62)	$ (0.35)	$ (0.42)	$ (0.45)	$ (0.32)	$ (0.39)
Net asset value — End of period	$ 28.26	$ 30.17	$ 24.43	$ 23.12	$ 23.47	$ 23.32
Total Return(2)	(4.42)% (3)	25.07%	7.55%	0.60%	2.04%	18.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$560,520	$481,361	$197,395	$67,854	$88,253	$30,815
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.39% (5)	0.42%	0.49%	0.64%	0.79%	1.43%
Net expenses	0.29% (5)	0.29%	0.29%	0.29%	0.27%	0.27%
Net investment income	1.86% (5)	2.43%	2.22%	2.73%	2.71%	2.85%
Portfolio Turnover	3% (3)	13%	18%	51%	24%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
21
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,		Period Ended September 30,
		2021	2020	2019 (1)
Net asset value — Beginning of period	$ 30.16	$ 24.43	$ 23.12	$ 21.50
Income (Loss) From Operations
Net investment income(2)	$ 0.28	$ 0.75	$ 0.49	$ 0.51
Net realized and unrealized gain (loss)	(1.57)	5.34	1.25	1.11
Total income (loss) from operations	$ (1.29)	$ 6.09	$ 1.74	$ 1.62
Less Distributions
From net investment income	$ (0.63)	$ (0.36)	$ (0.43)	$ —
Total distributions	$ (0.63)	$ (0.36)	$ (0.43)	$ —
Net asset value — End of period	$ 28.24	$ 30.16	$ 24.43	$ 23.12
Total Return(3)	(4.38)% (4)	25.08%	7.59%	7.54% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$103,237	$92,734	$29,215	$16,867
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.36% (6)	0.39%	0.46%	0.56% (6)
Net expenses	0.26% (6)	0.26%	0.26%	0.26% (6)
Net investment income	1.87% (6)	2.52%	2.13%	3.40% (6)
Portfolio Turnover	3% (4)	13%	18%	51% (7)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
22
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert International Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public
23

Calvert
International Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 39,273,653	$ —	$ 39,273,653
Austria	—	1,270,128	—	1,270,128
Belgium	—	5,064,971	—	5,064,971
Canada	69,187,309	—	—	69,187,309
China	—	192,905	—	192,905
Denmark	215,590	15,659,167	—	15,874,757
Finland	—	8,169,784	—	8,169,784
France	—	59,869,785	—	59,869,785
Germany	—	45,916,066	—	45,916,066
Hong Kong	—	16,583,957	—	16,583,957
Ireland	3,882,021	7,296,448	—	11,178,469
Israel	925,716	2,200,675	—	3,126,391
Italy	—	12,526,940	—	12,526,940
Japan	—	118,168,186	—	118,168,186
Netherlands	2,735,530	30,536,095	—	33,271,625
New Zealand	—	1,196,729	—	1,196,729
Norway	—	5,458,223	—	5,458,223
Portugal	—	1,015,281	—	1,015,281
Singapore	465,531	6,477,386	—	6,942,917
South Korea	—	26,070,931	—	26,070,931
Spain	—	14,525,883	—	14,525,883
Sweden	879,691	20,705,557	—	21,585,248
Switzerland	2,748,271	60,718,409	—	63,466,680
Taiwan	—	36,138,803	—	36,138,803
United Kingdom	11,920,956	78,942,042	—	90,862,998
Total Common Stocks	$92,960,615	$613,978,004 (1)	$ —	$706,938,619
Short-Term Investments:
Affiliated Fund	$ —	$ 2,801,087	$ —	$ 2,801,087
Securities Lending Collateral	1,694,736	—	—	1,694,736
Total Investments	$94,655,351	$ 616,779,091	$ —	$711,434,442

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance
24

Calvert
International Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2022, the investment advisory fee amounted to $403,732. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.54%, 0.29% and 0.26% for Class A, Class I and Class R6, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, CRM waived or reimbursed expenses of $321,717.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $403,732.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $58,115 for Class A shares.
25

Calvert
International Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The Fund was informed that EVD received $10,243 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2022.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $5,702 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
During the six months ended March 31, 2022, CRM agreed to reimburse the Fund $122,129 for a loss from an investment which did not meet the Fund's investment guidelines. The reimbursement is included in Receivable from affiliate on the Statement of Assets and Liabilities. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $164,731,885 and $21,107,469, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $2,697,372 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2021, $2,262,575 are short-term and $434,797 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$672,379,060
Gross unrealized appreciation	$ 75,440,598
Gross unrealized depreciation	(36,385,216)
Net unrealized appreciation	$ 39,055,382
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
26

Calvert
International Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2022, the total value of securities on loan was $5,547,572 and the total value of collateral received was $6,174,606, comprised of cash of $1,694,736 and U.S. government and/or agencies securities of $4,479,870.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,694,736	$ —	$ —	$ —	$1,694,736
The carrying amount of the liability for deposits for securities loaned at March 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2022. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
7  Affiliated Issuers and Funds
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2022, the value of the Fund's investment in affiliated issuers and funds was $6,041,592, which represents 0.9% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$2,131,962	$ 1,005,840	$ —	$ —	$ 102,703	$ 3,240,505	$ 56,102	524,257
Short-Term Investments
Calvert Cash Reserves Fund, LLC	2,410,888	73,357,733	(72,967,262)	(284)	12	2,801,087	1,186	2,801,367
Totals				$(284)	$102,715	$6,041,592	$57,288
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
27

Calvert
International Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	531,747	$ 15,724,930	705,875	$ 20,191,145
Reinvestment of distributions	27,103	808,757	8,853	240,904
Shares redeemed	(234,373)	(6,987,208)	(318,360)	(9,096,313)
Net increase	324,477	$ 9,546,479	396,368	$ 11,335,736
Class I
Shares sold	4,634,632	$ 137,035,113	9,345,756	$ 274,435,668
Reinvestment of distributions	331,902	10,013,478	110,718	3,044,739
Shares redeemed	(1,085,697)	(31,661,326)	(1,581,857)	(45,305,505)
Net increase	3,880,837	$115,387,265	7,874,617	$232,174,902
Class R6
Shares sold	678,965	$ 20,474,359	2,058,498	$ 58,343,541
Reinvestment of distributions	60,894	1,836,567	18,598	511,259
Shares redeemed	(159,200)	(4,703,593)	(198,620)	(5,347,354)
Net increase	580,659	$ 17,607,333	1,878,476	$ 53,507,446
28

Calvert
International Responsible Index Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
29

Calvert
International Responsible Index Fund
March 31, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
30

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

31

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
32

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
33

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24196     3.31.22

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Responsible Index Series, Inc.
By:	/s/ John H. Streur
John H. Streur
President

Date: May 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 24, 2022

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2022